As filed with the Securities and Exchange Commission on December 16, 1997

FILE NO.-75644
	811-8372

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

__________

FORM N-1A
__________

POST-EFFECTIVE AMENDMENT NO.    8

TO THE

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

AND

THE INVESTMENT COMPANY ACT OF 1940

__________

TRAVELERS SERIES FUND INC.
(Formerly, Smith Barney/Travelers Series Fund Inc.)
(Exact name of Registrant as specified in the Charter)

388 Greenwich Street, New York, New York  10013
(Address of principal executive offices)

(212) 816-6474
(Registrant's telephone number)

Christina T. Sydor
388 Greenwich Street, New York, New York  10013
(Name and address of agent for service)

__________

Rule 24f-2(a)(1) Declaration:

Registrant previously registered an
indefinite number of its shares pursuant to Rule 24f-2 of the Investment Company
Act of 1940.

   Registrant expects to file its Rule
24f-2 Notice for its fiscal year ended
October 31, 1997 on or about December 24,
1997.

It is proposed that this filing become effective 75 days after filing pursuant to Rule 485(a).


CROSS REFERENCE SHEET
(as required by Rule 495(a))

Part A
of Form N-1A				Prospectus Caption

1.  Cover Page				cover page

2.  Synopsis				not applicable

3.  Condensed Financial Information	"Financial Highlights"

4.  General Description of Registrant	cover page
					"The Fund's Investment Program"
					"Special Investment Techniques and
Risk
					Considerations" "Shares of the Fund

5.  Management of the Fund		"Management"

5A.  Management Discussion of Fund
	Performance			not applicable

6.  Capital Stock and Other Securities	cover page
					"Dividends, Distributions and Taxes"
					"Redemption of Shares"
					"Shares of the Fund"

7.  Purchase of Securities Being Offered	cover page
					"The Fund's Investment Program"
					"Management"
					"Determination of Net Asset Value"

8.  Redemption or Repurchase		"Redemption of Shares"

9.  Pending Legal Proceedings		not applicable



Part B					Statement of Additional
of Form N-1A				Information Caption

10.  Cover Page				cover page

11.  Table of Contents			"Table of Contents"

12.  General Information and History	"The Fund"

13.  Investment Objectives and Policies	"Investment Policies"
					"Investment Restrictions"

14.  Management of the Fund		"Directors and Officers"

15.  Control Persons and Principal
	Holders of Securities		See Prospectus - "Shares of
					the Fund"
					"Voting Rights" "Directors and
					Officers"

16.  Investment Advisory and
	 Other Services			See Prospectus - "Management"
					"Directors and Officers"
					"Management Agreements"
					"Custodians" "Independent Auditors"

17.  Brokerage Allocation and Other
	Practices			See Prospectus - "Management"

18.  Capital Stock and Other Securities	See Prospectus - "Shares
of the Fund"
					See Prospectus - "Dividends,
					Distributions and Taxes"
					"Investment Policies" "Voting
					Rights"

19.  Purchase, Redemption and Pricing of
	Securities Being Offered		See Prospectus - "The
					Fund's
			   		Investment Program"
					See Prospectus - "Determination
					of Net Asset Value"
					"Determination of Net Asset Value"
					"Redemption of Shares"
					"Financial Statements"

20.  Tax Status				See Prospectus - "Dividends,
			   		Distributions and Taxes"

21.  Underwriters				See Prospectus - "Management"

22.  Calculation of Performance Data	See Prospectus -
					"Performance"
					"Performance Information"

23.  Financial Statements			"Financial Statements"


Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration
Statement.


This Registration Statement contains thirteen Portfolios of Travelers Series Fund Inc. (the "Fund"). Four other versions of Prospectuses will be created from this Registration Statement. The distribution system for each version of the Prospectus is different. One version of the Prospectus will contain four Portfolios of the Fund (Version I). The second version of the Prospectus will contain two Portfolios of the Fund
(Version II). The third version of the Prospectus will contain three Portfolios of the Fund (Version III). The fourth version of the Prospectus will contain one Portfolio of the Fund (Version
IV). These Prospectuses will be filed with the Commission pursuant to Rule 497.


PART A

                                  PROSPECTUS


                                 -------------
                                    Vintage
                                 -------------


                           TRAVELERS SERIES FUND INC.

                           UNDERLYING FUND PROSPECTUS

		February Twenty-Eighth


                                      1998



--------------------------------------------------------------------------------

                           TRAVELERS SERIES FUND INC.
                              388 Greenwich Street
                            New York, New York 10013
                                 1-800-842-8573

  Travelers Series Fund Inc. (the "Fund"), the investment underlying certain variable annuity and variable life insurance contracts, is an investment company offering a choice of the following thirteen different Portfolios.



    Smith Barney Income and Growth Portfolio            TBC Managed Income Portfolio
    Alliance Growth Portfolio                           Putnam Diversified Income Portfolio
    AIM Capital Appreciation Portfolio                  GT Global Strategic Income Portfolio
    Van Kampen American Capital Enterprise Portfolio    Smith Barney High Income Portfolio
    Smith Barney International Equity Portfolio         MFS Total Return Portfolio
    Smith Barney Pacific Basin Portfolio                Smith Barney Large Capitalization Growth Portfolio
                                                        Smith Barney Money Market Portfolio


    Shares of the Fund are offered only to insurance company separate accounts (the "Separate Accounts"), which fund certain variable annuity and variable life insurance contracts (the "Contracts"). The Separate Accounts invest in shares of one or more of the Portfolios in accordance with allocation instructions received from Contract owners. Such allocation rights are further described in the accompanying Contract prospectus.

    Shares of each Portfolio are offered to Separate Accounts at their net asset value, without a sales charge, next determined after receipt of an order by an insurance company. The offering of shares of a Portfolio may be suspended from time to time and the Fund reserves the right to reject any specific purchase order.

    Shares of the Smith Barney Money Market Portfolio are not insured or guaranteed by the U.S. Government. There is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.



THIS PROSPECTUS, WHICH SETS FORTH CONCISE INFORMATION ABOUT THE FUND THAT PROSPECTIVE INVESTORS SHOULD KNOW BEFORE INVESTING, SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION ("SAI"), ALSO REFERRED TO AS "PART B", DATED FEBRUARY 28, 1998 IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND IS AVAILABLE FROM THE FUND, WITHOUT CHARGE, BY WRITING TO THE FUND AT THE ABOVE ADDRESS OR CALLING THE TELEPHONE NUMBER LISTED ABOVE.


   This Prospectus should be read in conjunction with the prospectus for the Contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



             THE DATE OF THIS PROSPECTUS IS FEBRUARY 28, 1998.


--------------------------------------------------------------------------------


                               TABLE OF CONTENTS
================================================================================
  FINANCIAL HIGHLIGHTS....................................................  1

  THE FUND'S INVESTMENT PROGRAM...........................................  7

     Smith Barney Income and Growth Portfolio.............................  7

     Alliance Growth Portfolio............................................  8

     AIM Capital Appreciation Portfolio...................................  9

     Van Kampen American Capital Enterprise Portfolio..................... 10

     Smith Barney International Equity Portfolio.......................... 11

     Smith Barney Pacific Basin Portfolio................................. 13

     TBC Managed Income Portfolio......................................... 14

     Putnam Diversified Income Portfolio.................................. 16

     GT Global Strategic Income Portfolio................................. 19

     Smith Barney High Income Portfolio................................... 22

     MFS Total Return Portfolio........................................... 23

     Smith Barney Large Capitalization Growth Portfolio................... 25

     Smith Barney Money Market Portfolio.................................. 26

  SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS................... 28

  DIVIDENDS, DISTRIBUTIONS AND TAXES...................................... 44

  REDEMPTION OF SHARES.................................................... 44

  PERFORMANCE............................................................. 45

  MANAGEMENT.............................................................. 45

  SHARES OF THE FUND...................................................... 54

  DETERMINATION OF NET ASSET VALUE........................................ 55

  APPENDIX A.............................................................. 57


--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
================================================================================

    The following information for the three-year period ended October 31, 1997 for each of the portfolios within the Travelers Series Fund Inc. has been audited in conjunction with the annual audits of the financial statements of the Fund by KPMG Peat Marwick LLP, independent auditors. The 1997 financial statements and the independent auditors' report thereon appear in the October 31, 1997 Annual Report to Shareholders.

For a share of each capital stock outstanding throughout the period:

                                                    Smith Barney Income & Growth                      Alliance Growth
                                           ---------------------------------------------   ----------------------------------------
                                            1997         1996          1995       1994(1)   1997       1996       1995       1994(1)

-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $  12.12       $ 10.14   $  10.00             $  13.28   $  10.65   $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income (2)                              0.32          0.28       0.11                 0.04       0.14       0.06
  Net realized and unrealized gain                       2.62          1.76       0.03                 3.39       2.61       0.59
-----------------------------------------------------------------------------------------------------------------------------------
     Total Income from Operations                        2.94          2.04       0.14                 3.43       2.75       0.65
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                 (0.17)        (0.06)        --                (0.09)     (0.02)        --
  Net realized gains                                    (0.05)           --         --                (0.32)     (0.10)        --
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                (0.22)        (0.06)        --                (0.41)     (0.12)        --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $  14.84       $ 12.12   $  10.14             $  16.30   $  13.28   $  10.65
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                            24.55%        20.21%      1.40%++             26.55%     26.19%      6.50%++


-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                    $138,712       $39,364   $  6,377             $294,596   $111,573   $ 17,086
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                                           0.73%         0.73%      0.73%+               0.87%      0.90%      0.88%+
  Net investment income                                  2.35          2.70       2.82+                0.39       1.24       1.47+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    32%           38%         2%                  88%        78%        37%
===================================================================================================================================
Average commissions paid
on equity security transactions(3)                   $   0.06       $  0.07         --             $   0.05   $   0.06         --
===================================================================================================================================


(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) Smith Barney Mutual Funds Management Inc. (the "Manager") has waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the Smith Barney Income and Growth Portfolio for $13,120 in expenses and the Alliance Growth Portfolio for $3,500 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the Smith Barney Income and Growth Portfolio would have been as follows:

                                                    Expense Ratios
                     Per Share Decreases          Without Fee Waivers
                   in Net Investment Income        and Reimbursement
                   ------------------------        -----------------
        1995               $0.02                        0.94%
        1994                0.05                        2.08+

  If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the Alliance Growth Portfolio would have been as follows:

                                                    Expense Ratios
                     Per Share Decreases          Without Fee Waivers
                   in Net Investment Income        and Reimbursement
                   ------------------------        -----------------
        1995               $0.01                        0.97%
        1994                0.03                        1.76+

(3) As of September 1995, the Securities and Exchange Commission ("SEC") instituted new guidelines requiring the disclosure of average commissions per share.
(+)  Annualized.
(++) Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------

For a share of each capital stock outstanding throughout the period:



                                              Van Kampen American Capital Enterprise          Smith Barney International Equity
                                            --------------------------------------------   ---------------------------------------
                                             1997        1996      1995          1994(1)    1997      1996      1995       1994(1)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $12.89    $10.38        $10.00               $10.48    $10.55     $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) From Operations:
  Net investment income (loss)(2)                        0.05      0.03          0.03                 0.02      0.03*     (0.03)
  Net realized and unrealized gain (loss)                2.87      2.53          0.35                 1.69     (0.10)      0.58
----------------------------------------------------------------------------------------------------------------------------------
     Total Income (loss) from Operations                 2.92      2.56          0.38                 1.71     (0.07)      0.55
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                 (0.04)    (0.02)           --                (0.01)       --         --
  Net realized gains                                    (0.40)    (0.03)           --                   --        --         --
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                (0.44)    (0.05)           --                (0.01)       --         --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $15.37    $12.89        $10.38               $12.18    $10.48     $10.55
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                            23.35%    24.74%         3.80%++             16.36%    (0.66)%     5.50%++
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                    $103,691   $32,447        $5,734             $143,323   $53,538    $13,811
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                                           0.83%     0.88%         0.84%+               1.10%     1.44%      1.20%+
  Net investment income (loss)                           0.53      0.65          0.79%+               0.23      0.25      (0.73)+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   112%      180%           55%                  41%       29%        --
==================================================================================================================================
Average commissions paid
on equity security transactions(3)                      $0.06     $0.05            --                $0.02     $0.01         --
==================================================================================================================================


(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994 for the Van Kampen American Capital Enterprise Portfolio. In addition, the Manager has reimbursed the Van Kampen American Capital Enterprise Portfolio for $19,007 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the Van Kampen American Capital Enterprise Portfolio would have been as follows:

                                                      Expense Ratios
               Per Share Decreases                  Without Fee Waivers
             in Net Investment Income                and Reimbursement
             ------------------------                -----------------
       1995           $0.06                                 1.26%
       1994            0.07                                 2.66+

     The Manager has waived a portion of its fees for the period ended October 31, 1994 for the Smith Barney International Equity Portfolio.
     If such fees were not waived the effect of the per share increase in net investment loss for the Smith Barney International Equity Portfolio would have been $0.03 and the ratio of expenses to average net assets would have been 2.00%+.


     In addition, during the years ended October 31, 1995 and 1996, the Smith Barney International Equity Portfolio has earned credits from the custodian, which reduces service fees incurred. When the credits are taken into consideration the ratio of expenses to average net assets is 1.21% and 1.05%, respectively; prior year numbers have not been restated to reflect these adjustments.


(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(*) Includes realized gains and losses from foreign currency transactions. (+) Annualized.
(++) Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
2

For a share of each capital stock outstanding throughout the period:

                                                     Smith Barney Pacific Basin                    TBC Managed Income
                                             ------------------------------------------   -----------------------------------------
                                                1997      1996        1995      1994(1)    1997       1996      1995     1994(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $  8.95    $  10.10    $  10.00             $ 11.16   $ 10.04   $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)(2)                          0.08       (0.04)*     (0.04)               0.65      0.61       0.21
  Net realized and unrealized gain (loss)                  0.75       (1.11)       0.14               (0.14)     0.64      (0.17)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Income (loss) from Operations                   0.83       (1.15)       0.10                0.51      1.25       0.04
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                   (0.03)         --          --               (0.46)    (0.13)        --
  Net realized gains                                         --          --          --               (0.15)       --         --
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                  (0.03)         --          --               (0.61)    (0.13)        --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $  9.75    $   8.95    $  10.10             $ 11.06   $ 11.16   $  10.04
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                               9.26%     (11.58)%      1.00%++             4.61%    12.68%      0.40%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                       $16,657    $  7,122    $  4,238             $23,532   $11,279   $  3,840
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                                             1.34%       1.83%       1.26%+              0.92%     0.92%      0.87%+
  Net investment income (loss)                             0.47       (0.51)      (0.93)+              6.19      6.13       5.67 +
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   58.94%      27.70%         --                 255%      170%        42%
===================================================================================================================================
Average commissions paid
on equity security transactions(3)                      $  0.02    $   0.01          --                 n/a       n/a        n/a
===================================================================================================================================


(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has waived all or part of its fees for the year ended October 31, 1996, October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the Smith Barney Pacific Basin Portfolio for $9,778 in expenses and the TBC Managed Income Portfolio for $15,557 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share increases in net investment loss and the ratios of expenses to average net assets for the Smith Barney Pacific Basin Portfolio would have been as follows:

                                            Expense Ratios
                                          Without Fee Waiver
             Per Share Decreases           Reimbursement and
           in Net Investment Income         Custody Credits
           ------------------------       ------------------
  1996              $0.02                        1.58%
  1995               0.03                        2.23
  1994               0.06                        2.82+

     If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the TBC Managed Income Portfolio would have been as follows:

                                            Expense Ratios
             Per Share Decreases          Without Fee Waivers
           in Net Investment Income        and Reimbursement
           ------------------------       -------------------
  1995              $0.04                        1.29%
  1994               0.07                        2.91+

     In addition, during the year ended October 31, 1996 and 1995, the Smith Barney Pacific Basin Portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration the expense ratios are 1.17% and 1.30%, respectively; prior year numbers have not been restated to reflect these adjustments.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(*)  Includes realized gains and losses from foreign currency transactions.
(+)  Annualized.
(++) Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------

For a share of each capital stock outstanding throughout the period:

                                                    Putnam Diversified Income                 GT Global Strategic Income
                                            -----------------------------------------    -----------------------------------------

                                             1997         1996(3)    1995       1994(1)   1997        1996     1995       1994(1)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $11.46     $10.18     $10.00                $10.77    $9.95     $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income (2)                               0.78       0.79       0.23                  0.74     0.64*      0.17
  Net realized and unrealized gain (loss)                 0.27       0.58      (0.05)                 1.36     0.28      (0.22)
----------------------------------------------------------------------------------------------------------------------------------
     Total Income from Operations                         1.05       1.37       0.18                  2.10     0.92      (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                  (0.39)     (0.09)        --                 (0.42)   (0.10)        --
  Net realized gains                                     (0.13)        --         --                    --       --         --
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                 (0.52)     (0.09)        --                 (0.42)   (0.10)        --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $11.99     $11.46     $10.18                $12.45   $10.77      $9.95
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                              9.43%     13.55%      1.80%++              19.97%    9.37%     (0.50)%++
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                      $81,076    $31,514     $6,763               $19,152   $8,397     $2,624
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                                            0.96%      0.97%      0.98%+                1.23%    1.47%      1.07%+
  Net investment income                                   7.57       7.53       6.14 +                6.87     6.44       4.58 +
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    255%       276%        20%               192.36%  295.47%     56.34%
==================================================================================================================================


(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has waived all or part of its fees for the years ended October 31, 1996, October 31, 1995 and the period ended October 31, 1994. In addition, the manager has reimbursed the Putnam Diversified Income Portfolio for $19,028 in expenses and the GT Global Strategic Income Portfolio for $18,556 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the Putnam Diversified Income Portfolio would have been as follows:

                                                     Expense Ratios
                     Per Share Decreases          Without Fee Waivers
                    in Net Investment Income       and Reimbursement
                    ------------------------      -------------------
  1995                       $0.04                       1.31%
  1994                        0.07                       2.92+

     If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the GT Global Strategic Income Portfolio would have been as follows:

                                                  Expense Ratios
                                                Without Fee Waiver
                   Per Share Decreases          Reimbursement and
                 in Net Investment Income         Custody Credits
                 ------------------------       ------------------
  1996                     $0.02                       1.38%
  1995                      0.04                       1.93
  1994                      0.13                       4.53+

     In addition, during the years ended October 31, 1996 and 1995, the GT Global Strategic Income Portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration the expense ratios are 1.11% and 1.11%, respectively; prior year numbers have not been restated to reflect these adjustments.

(3) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(*)  Includes realized gains and losses from foreign currency transactions.
(+)  Annualized.
(++) Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
4

For a share of each capital stock outstanding throughout the period:


                                                      Smith Barney High Income                         MFS Total Return
                                              ----------------------------------------      --------------------------------------
                                              1997      1996        1995       1994(1)      1997     1996      1995       1994(1)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $11.26      $10.07     $10.00                $11.53      $9.98     $10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) From Operations:
  Net investment income (2)                             1.14        0.93       0.29                  0.33       0.45       0.13
  Net realized and unrealized gain (loss)               0.19        0.48      (0.22)                 1.62       1.15      (0.15)
----------------------------------------------------------------------------------------------------------------------------------
     Total Income (loss) from Operations                1.33        1.41       0.07                  1.95       1.60      (0.02)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                (0.50)      (0.22)        --                 (0.27)     (0.05)        --
  Net realized gains                                      --          --         --                 (0.08)        --         --
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                               (0.50)      (0.22)        --                 (0.35)     (0.05)        --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $12.09      $11.26     $10.07                $13.13     $11.53      $9.98
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                           12.17%      14.30%      0.70%++              17.16%     16.12%     (0.20)%++
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                    $65,955     $20,450     $3,395              $134,529    $49,363     $8,504
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                                          0.84%       0.70%      0.69%+                0.91%      0.95%      0.93%+
  Net investment income                                 9.79        9.54       7.55%+                3.82       4.40       3.51%+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  104%         57%        15%                  139%       104%        18%
==================================================================================================================================
Average commissions paid
on equity security transactions(3)                       n/a         n/a        n/a                 $0.06      $0.04         --
==================================================================================================================================


(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the Smith Barney High Income Portfolio for $17,664 in expenses and the MFS Total Return Portfolio for $13,857 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the Smith Barney High Income Portfolio would have been as follows:

                                                          Expense Ratios
                           Per Share Decreases          Without Fee Waivers
                         in Net Investment Income        and Reimbursement
                         ------------------------       -------------------
  1995                            $0.04                         1.07%
  1994                             0.07                         2.60+

  If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the MFS Total Return Portfolio would have been as follows:

                                                          Expense Ratios
                           Per Share Decreases          Without Fee Waivers
                         in Net Investment Income        and Reimbursement
                         ------------------------       -------------------
  1995                            $0.01                         1.06%
  1994                             0.06                         2.51+

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(+)  Annualized.
(++) Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------

For a share of each capital stock outstanding throughout the period:

                                                   AIM Capital Appreciation                Smith Barney Money Market
                                               --------------------------------    ------------------------------------------
                                               1997      1996(5)      1995(3)      1997      1996         1995        1994(1)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.10       $10.00                  $1.00        $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income (2)                              0.02         0.02                  0.049        0.052       0.014
  Net realized and unrealized (loss)                     0.75        (0.02)                    --           --          --
-----------------------------------------------------------------------------------------------------------------------------
     Total Income from Operations                        0.77           --                  0.049        0.052       0.014
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                 (0.01)          --                 (0.049)      (0.052)     (0.014)
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                (0.01)          --                 (0.049)      (0.052)     (0.014)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $10.76       $10.00                  $1.00        $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                             7.71%        0.00%                  5.05%        5.35%       1.46%++
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                    $112,905       $8,083                $99,150      $37,487      $5,278
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                                           0.96%        1.00%+                 0.65%        0.65%       0.66%+
  Net investment income                                  0.22         4.07%+                 4.86         5.26        3.83%+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    44%        5.91%                   n/a          n/a         n/a
=============================================================================================================================
Average commissions paid
on equity security transactions(4)                      $0.06        $0.06                    n/a          n/a         n/a
=============================================================================================================================


(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has waived all or part of its fees with respect to the AIM Capital Appreciation Portfolio for the years ended October 31, 1996, October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the AIM Capital Appreciation Portfolio for $13,456 in expenses for the period ended October 13, 1995 and the Smith Barney Money Market Portfolio for $15,423 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decrease in net investment income and the ratio of expenses to average net assets for the AIM Capital Appreciation Portfolio would have been $0.03 and 5.95%+, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the Smith Barney Money Market Portfolio would have been as follows:

                                                            Expense Ratios
                            Per Share Decreases          Without Fee Waivers
                          in Net Investment Income        and Reimbursement
                          ------------------------       -------------------
              1996                $0.001                         0.74%
              1995                 0.003                         0.94
              1994                 0.005                         2.11+

(3) For the period from October 10, 1995 (commencement of operations) to October 31, 1995.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosures of average commissions per share.
(5) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(+)  Annualized.
(++) Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
6

                         THE FUND'S INVESTMENT PROGRAM
================================================================================


     The Fund consists of thirteen investment portfolios, each with its own investment objective and policies as described in more detail below. Of course, no assurance can be given that a Portfolio's objective will be achieved. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of each Portfolio will fluctuate with the market value of its securities. Additional information about each Portfolio's investment policies and investment risks can be found herein under "Special Investment Techniques and Risk Considerations" and in the SAI.


     The investment objectives and certain investment restrictions designated as such in the SAI are fundamental and may not be changed by the Directors without shareholder approval. Each Portfolio's investment policies, however, are not fundamental and may be changed by the Directors without shareholder approval.

                   Smith Barney Income and Growth Portfolio

Investment Objectives

     The investment objectives of the Smith Barney Income and Growth Portfolio are current income and long-term growth of income and capital. The Portfolio attempts to achieve its objectives by investing primarily, but not exclusively, in common stocks. The Portfolio is managed by Smith Barney Mutual Funds Management Inc. ("SBMFM" or the "Manager")(See "Management--Smith Barney Mutual Funds Management Inc.").

Investment Policies

     The Smith Barney Income and Growth Portfolio invests primarily in common stocks offering a current return from dividends and in interest-paying debt obligations (such as U.S. Government securities, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government securities with broker/dealers or other financial institutions). At least 65% of the Portfolio's assets will at all times be invested in equity securities. The Portfolio may also purchase preferred stocks and convertible securities. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a portion of the assets may be invested in non-dividend paying stocks. Under unusual economic or market conditions as determined by the Manager, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in short-term U.S. Government securities. A higher percentage of debt securities may also be held when deemed advisable by the Manager. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objectives.

     The Portfolio may make investments in foreign securities, though management currently intends to limit such investments to 5% of the Portfolio's assets, and an additional 10% of its assets may be invested in sponsored American Depositary Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Portfolio will ordinarily purchase foreign securities that are traded in the U.S. It may, however, also purchase the securities of foreign issuers directly in foreign markets. The Portfolio may also lend up to 20% of the value of its total assets and may purchase or sell securities on a when-issued or delayed delivery basis.


--------------------------------------------------------------------------------

                           Alliance Growth Portfolio

Investment Objective

     The investment objective of the Alliance Growth Portfolio is to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio attempts to achieve its objective by investing primarily in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. The Portfolio is managed by Travelers Investment Adviser, Inc. ("TIA" or the "Manager"); Alliance Capital Management L.P. serves as the Portfolio's Sub-Adviser.

Investment Policies

     The Alliance Growth Portfolio invests primarily in common stocks and securities convertible into common stocks such as convertible bonds, convertible preferred stocks and warrants convertible into common stocks. Because the values of fixed-income securities are expected to vary inversely with changes in interest rates generally, when the Sub-Adviser expects a general decline in interest rates, the Portfolio may also invest for capital growth in fixed-income securities. The Portfolio may invest up to 25% of its total assets in fixed-income securities rated at the time of purchase below investment grade, that is, securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P"), or in unrated fixed-income securities determined by the Sub-Adviser to be of comparable quality. The Portfolio will generally invest in securities with a minimum rating of Caa- by Moody's or CCC- by S&P or in unrated securities judged by the Sub-Adviser to be of comparable quality.

     The Portfolio may invest without limit in securities that are not publicly traded in the U.S., although the Portfolio generally will not invest more than 15% of its total assets in such securities. The Portfolio may also invest a portion of its assets in developing countries or countries with new or developing capital markets.

     The Portfolio may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Investment in non-publicly traded securities is restricted to 5% of the Portfolio's total assets (not including Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the Portfolio's restriction against investing more than 15% of net assets in "illiquid securities". To the extent permitted by applicable law, Rule 144A Securities will not be treated as illiquid for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Fund's Board of Directors.

     The Portfolio may invest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P, or, if unrated, judged by the Sub-Adviser to be of comparable quality. The Portfolio will generally invest in securities with a minimum rating of Caa- by Moody's or CCC- by S&P or in unrated securities judged by the Sub-Adviser to be of comparable quality. However, from time to time, the Portfolio may invest in securities rated in the lowest grades of Moody's (C) or S&P (D) or in unrated securities judged by the Sub-Adviser to be of comparable quality, if the Sub-Adviser determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or lower (and comparable unrated securities) are commonly referred to as "junk bonds." Securities rated D by S&P are in default. See "Lower-Quality and Non-Rated Securities." For a description of the ratings referred to above, See Appendix A.


     The Portfolio may also invest in zero-coupon bonds, payment-in-kind bonds and real estate investment trusts. It may also buy and sell stock index futures contracts ("index futures") and may buy options on index


--------------------------------------------------------------------------------
8
futures and on stock indices for hedging purposes. The Portfolio may buy and sell call and put options on index futures or on stock indices in addition to, or as an alternative to, purchasing or selling index futures or, to the extent permitted by applicable law, to earn additional income. The Portfolio may also, for hedging purposes, purchase and sell futures contracts, options thereon and options with respect to U.S. Treasury securities, including U.S. Treasury bills, notes and bonds. The Portfolio may also seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest.

     The Portfolio may lend portfolio securities amounting to not more than 25% of its total assets and may enter into repurchase agreements on up to 25% of its total assets. It may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. For temporary defensive purposes, the Portfolio may invest all or a major part of its assets in money market instruments and repurchase agreements. To the extent the Portfolio's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve the Portfolio's investment objective.

                      AIM Capital Appreciation Portfolio

Investment Objective

     The investment objective of the AIM Capital Appreciation Portfolio is to seek capital appreciation. The Portfolio is managed by TIA; A I M Capital Management, Inc. serves as the Portfolio's Sub-Adviser.

Investment Policies

     The AIM Capital Appreciation Portfolio aggressively seeks to increase shareholders' capital by investing principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Management of the Portfolio will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Portfolio may fluctuate widely. Any income received from securities held by the Portfolio will be incidental, and an investor should not consider a purchase of shares of the Portfolio as equivalent to a complete investment program. The Portfolio primarily purchases securities of two basic categories of companies:
(a) "core" companies, which management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies, which management believes are currently enjoying a dramatic increase in profits.

     The Portfolio may invest, for temporary or defensive purposes, all or a substantial portion of its assets in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government securities. To the extent the Portfolio's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve the Portfolio's investment objective.

     The Portfolio may also invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. In addition, the Portfolio may purchase domestic stock index futures contracts. It may also write (sell) covered call options on no more than 25% of the value of its net assets. A portion of the Portfolio's assets may also be held, from time to time, in cash, repurchase agreements, or other debt securities (including U.S. Government securities), when such positions are deemed advisable in light of economic or market conditions.


--------------------------------------------------------------------------------

               Van Kampen American Capital Enterprise Portfolio

Investment Objective

     The investment objective of the Van Kampen American Capital Enterprise Portfolio is capital appreciation through investments in securities believed by the Sub-Adviser to have above-average potential for capital appreciation. Any income received on such securities is incidental to the objective of capital appreciation. The Portfolio is managed by TIA; Van Kampen American Capital Asset Management, Inc., serves as the Portfolio's Sub-Adviser.

Investment Policies

     The Van Kampen American Capital Enterprise Portfolio invests primarily in growth common stocks. Such securities generally include those of companies with established records of growth in sales or earnings, and companies with new products, new services, or new processes. The Portfolio may also invest in companies in cyclical industries during periods when their securities appear attractive to the Sub-Adviser for capital appreciation. In addition to common stocks of companies, the Portfolio may invest in warrants and preferred stocks, and in investment companies. The Portfolio may also invest up to 15% of the value of its total assets in securities of foreign issuers.

     The Portfolio generally holds a portion of its assets in investment grade short-term debt securities in order to provide liquidity. The Portfolio may also hold investment grade corporate or government bonds. The market prices of such bonds can be expected to vary inversely with changes in prevailing interest rates. Such investments may be increased when deemed appropriate by the Sub-Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with domestic banks or broker-dealers.

     The Portfolio's primary approach is to seek what the Sub-Adviser believes to be unusually attractive growth investments on an individual company basis. The Portfolio may invest in securities that have above average price volatility. Because prices of common stocks and other securities fluctuate, the value of an investment in the Portfolio will vary upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries.

     The Portfolio expects to utilize options, futures contracts and options thereon in several different ways, depending upon the status of its Portfolio and the Sub-Adviser's expectations concerning the securities markets.

     In times of stable or rising stock prices, the Portfolio generally seeks to obtain maximum exposure to the stock market, i.e., to be "fully invested." Nevertheless, even when the Portfolio is fully invested, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short term needs. The Portfolio may also have cash on hand that has not yet been invested. The portion of the Portfolio's assets that is invested in cash equivalents does not fluctuate with stock market prices, so that, in times of rising market prices, the Portfolio may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing stock index futures contracts, however, the Portfolio can "equitize" the cash portion of its assets and obtain equivalent performance to investing 100% of its assets in equity securities.

     If the Sub-Adviser forecasts a market decline, the Portfolio may take a temporary defensive position, reducing its exposure to the stock market by increasing its cash position with respect to all or a major part of its assets. To the extent the Portfolio's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve the Portfolio's investment objective. By selling stock index futures contracts instead

--------------------------------------------------------------------------------
10
of portfolio securities, a similar result can be achieved to the extent that the performance of the stock index futures contracts correlates to the performance of the Portfolio's securities. Sale of futures contracts could frequently be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, the Portfolio could then liquidate securities in a more deliberate manner, reducing its futures position simultaneously to maintain the desired balance, or it could maintain the hedged position.

     As an alternative to selling stock index futures contracts, the Portfolio can purchase stock index puts (or stock index futures puts) to hedge the Portfolio's risk in a declining market. Since the value of a put increases as the index declines below a specified level, the Portfolio's value is protected against a market decline to the degree the performance of the index correlates with the performance of its investment portfolio. If the market remains stable or advances, the Portfolio can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

     The Portfolio may invest in a separate investment company, Van Kampen American Capital Small Capitalization Fund, Inc. ("Small Cap Fund"), that invests in a broad selection of small capitalization securities. The shares of the Small Cap Fund are available only to investment companies advised by the Sub-Adviser. The Sub-Adviser believes that the use of the Small Cap Fund provides the Portfolio with the most effective exposure to the performance of the small capitalization sector of the stock market while at the same time minimizing costs. The Sub-Adviser charges no advisory fee for managing the Small Cap Fund, nor are there any sales load or other charges associated with distribution of its shares. Other expenses incurred by the Small Cap Fund are borne by it, and thus indirectly by the Portfolio.

     The securities of small and medium sized companies that the Small Cap Fund may invest in may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In light of these characteristics of small capitalization companies and their securities, the Small Cap Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger capitalization companies.

     The Portfolio will be deemed to own a pro rata portion of each investment of the Small Cap Fund. For example, if the Portfolio's investment in the Small Cap Fund were $10 million, and the Small Cap Fund had five percent of its assets invested in the electronics industry, the Portfolio would be considered to have an investment of $500,000 in the electronics industry.

                  Smith Barney International Equity Portfolio

Investment Objective

     The investment objective of the Smith Barney International Equity Portfolio is to provide a total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. The Portfolio is managed by SBMFM.

Investment Policies

     Under normal market conditions, the Smith Barney International Equity Portfolio will invest at least 65% of its assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities and up to 35% of its assets

--------------------------------------------------------------------------------
in bonds, notes and debt securities (consisting of securities issued in Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-U.S. issuers. Investments may be made for capital appreciation or for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percent or amount of the Portfolio's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.

     In seeking to achieve its objective, the Portfolio presently expects to invest its assets primarily in common stocks of established non-U.S. companies that, in the opinion of the Manager, have potential for growth of capital. However, there is no requirement that the Portfolio invests exclusively in common stocks or other equity securities, and, when the Manager believes that the return on debt securities will equal or exceed the return on common stocks, the Portfolio may, in seeking its objective of total return, substantially increase its holdings (up to a maximum of 35% of its assets) in debt securities. In determining whether the Portfolio will be invested for capital appreciation or for income or any combination of both, the Manager regularly analyzes a broad range of international equity and fixed income markets in order to asses the degree of risk and level of return that can be expected from each market.

     The Portfolio will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different countries. Except as stated below, the Portfolio will invest at least 65% of its assets in companies organized or governments located in any area of the world other than the U.S., such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, the Netherlands, France, Italy, Switzerland), Eastern Europe (e.g. Hungary, Poland, The Czech Republic and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile and Venezuela), Australia, Canada and such other areas and countries as the Manager may determine from time to time. Allocation of the Portfolio's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the Portfolio assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.

     Under unusual economic or market conditions as determined by the Manager, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in U.S. government securities or in debt or equity securities of companies incorporated in and having their principal business activities in the United States. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objective.

     In determining the appropriate distribution of investments among various countries and geographic regions, the Manager ordinarily considers the following factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered. In analyzing companies for investment, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily,


--------------------------------------------------------------------------------
12
the Manager will not view a company as being sufficiently well established to be considered for inclusion in the Portfolio unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Portfolio may invest up to 5% of its assets in such "unseasoned" issuers.

     It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

     In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Portfolio may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and financial instrument and market index futures contracts and related options contracts. In addition, the Portfolio may engage in leveraging, enter into repurchase agreements and lend portfolio securities.

     To the extent that the Portfolio's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

                     Smith Barney Pacific Basin Portfolio

Investment Objective

     The investment objective of the Smith Barney Pacific Basin Portfolio is long-term capital appreciation through investment primarily in equity securities of companies in Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand and other such countries as the Manager may determine from time to time ("Asian Pacific Countries"). The Portfolio is managed by SBMFM.

Investment Policies

     The Smith Barney Pacific Basin Portfolio's investments will primarily consist of (i) securities traded principally on stock exchanges in the Asia Pacific Countries, (ii) securities of companies that derive 50% or more of their total revenue from either goods produced, sales made, or services performed in the Asian Pacific Countries and (iii) securities (including American Depository Receipts) of companies organized under the laws of an Asian Pacific Country that are publicly traded on recognized securities exchanges outside of the Asian Pacific Countries.

     The Portfolio will normally invest at least 80% of its total assets in equity securities of companies in the Asia Pacific Countries, consisting of the securities listed above. For the purposes of the foregoing limitation equity securities include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The Portfolio may also invest up to 20% of its total assets in debt securities and other types of investments if the Manager believes they would help achieve the Portfolio's investment objective. The Portfolio will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different countries. However, the Portfolio has no predetermined policy on the allocation of funds for investment among such countries or securities and allocation of the Portfolio's investments will depend upon the relative attractiveness of the Asian Pacific markets and particular issuers. Concentration of the Portfolio's assets in one or a few of the Asian Pacific countries and Asian Pacific currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.

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                                                                              13

    Under unusual economic or market conditions as determined by the Manager, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in U.S. Government securities or debt or equity securities of companies incorporated in and having their principal business activities in the U.S. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objective.

    In determining the appropriate distribution of investments among various countries and geographic regions, the Manager ordinarily considers the following factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered. In analyzing companies for investment, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily, the Manager will not view a company as being sufficiently well established to be considered for inclusion in the Portfolio unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Portfolio may invest up to 5% of its assets in such "unseasoned" issuers.

    It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the U.S. securities exchanges and over-the-counter markets. The Portfolio may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. It may also invest in small and relatively less well-known companies. Debt securities in which the Portfolio may invest will generally be rated at the time of purchase at least Baa by Moody's or BBB by S&P. Debt securities rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to pay interest and repay principal than is the case with higher rated securities. For a description of these ratings, see Appendix A.

    In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Portfolio may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and financial instrument and market index futures contracts and related options contracts. In addition, the Portfolio may engage in leveraging, enter into repurchase agreements, lend portfolio securities and invest in "illiquid securities".

    To the extent that the Portfolio's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

                         TBC Managed Income Portfolio

Investment Objective

    The investment objective of the TBC Managed Income Portfolio is to seek high current income consistent with what the Sub-Adviser believes to be prudent risk of capital through investments in the following types of securities: corporate debt obligations, such as bonds, debentures, obligations convertible into common stocks

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14
and money market instruments; preferred stocks; and obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. The Portfolio is managed by TIA; The Boston Company Asset Management, Inc. serves as the Portfolio's Sub-Adviser.

Investment Policies

    U.S. Government securities in which the TBC Managed Income Portfolio may invest are limited to obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Under normal market conditions, (1) at least 65% of the Portfolio's total assets will be invested in U.S. Government securities and in investment-grade corporate debt obligations rated within the four highest ratings of Moody's or S&P or in unrated obligations of comparable quality; and (2) at least 65% of the Portfolio's total assets will be invested in debt obligations having durations of 10 years or less. It should be noted that obligations rated in the lowest of the top four ratings (Baa by Moody's or BBB by S&P) are considered to have some speculative characteristics. Unrated securities will be considered of investment-grade if deemed by the Sub-Adviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers of such securities are rated Baa/BBB or better. For a description of the ratings referred to above, see Appendix A.

    The Portfolio may invest up to 35% of its total assets in obligations rated below the four highest ratings of Moody's or S&P, with no minimum rating required. Such securities, which are considered to have speculative characteristics, include securities rated in the lowest rating categories of Moody's or S&P (commonly referred to as "junk bonds"), which are extremely speculative and may be in default with respect to payment of principal or interest. Further information about low rated securities is provided below under "Lower-Quality and Non-Rated Securities."

    The Portfolio may also invest up to 35% of its total assets in fixed-income obligations having durations longer than 10 years, up to 25% of its total assets in convertible debt obligations and preferred stocks, and up to 20% of its total assets in securities of foreign issuers, including foreign governments. The Portfolio will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner. Changes in interest rates will affect the value of the Portfolio's portfolio investments.

    When, in the opinion of the Sub-Adviser, a "defensive" investment posture is warranted, the Portfolio is permitted to invest temporarily and without limitation in high-grade, short-term money market instruments, consisting exclusively of U.S. Government securities, bank certificates of deposit and time deposits, bankers' acceptances, prime commercial paper, and high-grade, short-term corporate securities and repurchase agreements with respect to these instruments. To this extent, the Portfolio may not achieve its investment objective.

    Bank certificates of deposit and bankers' acceptances in which the Portfolio may invest are limited to U.S. dollar-denominated instruments of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks. In addition, the Portfolio may invest in U.S. dollar-denominated, non-negotiable time deposits issued by foreign branches of domestic banks and London branches of foreign banks; and negotiable certificates of deposit issued by London branches of foreign banks. The foregoing investments may be made provided that the bank has capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million as of the date of investment. Investments in obligations of foreign branches of domestic banks, foreign banks, and domestic branches of foreign banks involve risks that are different from investments in securities of domestic banks, and are discussed in more detail under "Foreign Securities."

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                                                                              15

    The Portfolio is permitted to enter into repurchase agreements with respect to U.S. Government securities, to purchase portfolio securities on a when-issued basis, to purchase or sell portfolio securities for delayed-delivery, and to lend its portfolio securities. In addition, the Portfolio may invest up to 25% of its total assets in securities representing interests in pools of assets such as mortgage loans, motor vehicle installment purchase obligations and credit card receivables ("asset backed securities"), which include classes of obligations collateralized by mortgage loans or mortgage-pass through certificates ("CMOs"). The Portfolio is authorized to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings. Finally, the Portfolio may invest up to 15% of its net assets in illiquid securities (excluding Rule 144A Securities). See "Special Techniques and Risk Considerations" for additional information about the foregoing securities.

                      Putnam Diversified Income Portfolio

Investment Objective

    The Putnam Diversified Income Portfolio seeks high current income consistent with preservation of capital. The Portfolio is managed by TIA; Putnam Investment Management, Inc. serves as the Portfolio's Sub-Adviser.

Investment Policies

      Basic investment strategy. The Putnam Diversified Income Portfolio will allocate its investments among the following three sectors of the fixed-income securities markets:

    * a U.S. Government Sector, consisting primarily of securities of the U.S. Government, its agencies and instrumentalities and related options, futures and repurchase agreements;

    * a High Yield Sector, consisting of high yielding, lower-rated, higher risk U.S. and foreign fixed-income securities; and

    * an International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, other fixed-income securities denominated in foreign currencies, and related options and futures.

    The Portfolio may invest significantly in lower rated and unrated U.S. and foreign bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Portfolio.

    The Sub-Adviser believes that diversifying the Portfolio's investments among these sectors, as opposed to investing in any one sector, will better enable the Portfolio to preserve capital while pursuing its objective of high current income. Historically, the markets for U.S. Government securities, lower-rated, high yielding U.S. corporate fixed-income securities, and debt securities of foreign issuers have tended to behave independently and have at times moved in opposite directions. For example, U.S. Government securities have generally been affected negatively by inflationary concerns resulting from increased economic activity. High yield U.S. corporate fixed-income securities, on the other hand, have generally benefitted from increased economic activity due to improvement in the credit quality of corporate issuers. The reverse has generally been true during periods of economic decline. Similarly, U.S. Government securities have often been negatively affected by a decline in the value of the dollar against foreign currencies, while the bonds of foreign issuers held by U.S. investors have generally benefitted from such decline. The Sub-Adviser believes that,

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16
when financial markets exhibit such a lack of correlation, a pooling of investments among these markets may produce greater preservation of capital and lower volatility over the long term than would be obtained by investing exclusively in any one of the markets.

    The Sub-Adviser will determine the amount of assets to be allocated to each of the three market sectors in which the Portfolio will invest based on its assessment of the maximum level of current income that can be achieved from a portfolio which is invested in all three sectors without incurring undue risks to principal value. In making this determination, the Sub-Adviser will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each market sector based on current and historical market data for each sector, as well as on its own assessment of economic and market conditions. The Sub-Adviser will continuously review this allocation of assets and make such adjustments as it deems appropriate, although there are no fixed limits on allocations among sectors, including investment in the High Yield Sector. Because of the importance of sector diversification to the Portfolio's investment policies, the Sub-Adviser expects that a substantial portion of the Portfolio's assets will normally be invested in each of the three market sectors described below. See "Defensive Strategies." The Portfolio's assets allocated to each of these market sectors will be managed in accordance with particular investment policies, which are described below. At times, the Portfolio may hold a portion of its assets in cash and money market instruments.


    U.S. Government Sector. The Portfolio will invest assets allocated to the U.S. Government Sector primarily in U.S. Government securities and may engage in options, futures, and repurchase transactions with respect to such securities. The Portfolio may also enter into forward commitments for the purchase of U.S. Government securities and make secured loans of its portfolio securities with respect to U.S. Government securities. In purchasing securities for the U.S. Government Sector, the Sub-Adviser may take full advantage of the entire range of maturities of U.S. Government securities and may adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Under normal market conditions, the Portfolio will invest at least 20% of its net assets in U.S. Government securities. The Portfolio may also invest assets allocated to the U.S. Government Sector in a variety of debt securities, including asset-backed and mortgage-backed securities, such as CMOs, that are issued by private U.S. issuers. With respect to the U.S. Government Sector, the Portfolio will only invest in privately issued debt securities that are rated at the time of purchase at least Baa by Moody's, or BBB by S&P or the equivalent by any other nationally recognized statistical rating agency, or in unrated securities that the Sub-Adviser determines are of comparable quality. The rating services' descriptions of these rating categories are included in Appendix A. The Portfolio will not necessarily dispose of a security if its rating is reduced below these levels, although the Sub-Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.


    High Yield Sector. The Portfolio will invest assets allocated to the High Yield Sector primarily in high yielding, lower-rated higher risk U.S. and foreign corporate fixed-income securities, including debt securities, convertible securities and preferred stocks. Subject to the foregoing sentence, the Portfolio may also purchase equity securities. As described below, however, the Portfolio may invest all or any part of the High Yield Sector portfolio in higher-rated and unrated fixed-income securities. The Portfolio will not necessarily invest in the highest yielding securities available if in the Sub-Adviser's opinion the differences in yield are not sufficient to justify the higher risks involved. In addition, the Portfolio may invest up to 15% of its net assets in securities that are not publicly traded and for which market quotations are not readily available. The Portfolio may also invest in "zero-coupon" bonds and "payment-in-kind" bonds.

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                                                                              17

    At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other funds and accounts managed by the Sub-Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Sub-Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under such securities, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value.


    The High Yield Sector may invest in any security which is rated, at the time of purchase, at least Caa as determined by Moody's or CCC as determined by S&P's (or, the equivalent by another, nationally recognized statistical rating agency) or in any unrated security which the Sub-Adviser determines is at least of comparable quality, although up to 5% of the net assets of the Portfolio (whether they are allocated to the High Yield Sector or the International Sector) may be invested in securities rated below such quality, or in unrated securities that the Sub-Adviser determines are of comparable quality. Securities rated below Caa by Moody's or CCC by S&P's are of poor standing and may be in default. The rating services' descriptions of these rating categories, including the speculative characteristics of the lower categories, are included in Appendix A.



    International Sector. The Portfolio will invest the assets allocated to the International Sector in debt obligations and other fixed-income securities denominated in any currency including the U.S. dollar. These securities include:

    * debt obligations issued or guaranteed by foreign (including emerging markets), national, provincial, state or other governments with taxing authority, or by their agencies or instrumentalities;

    * debt obligations of supranational entities (described below); and

    * debt obligations and other fixed-income securities of foreign and U.S. corporate issuers.





    In the past, yields available from securities denominated in foreign currencies have often been higher than those of securities denominated in U.S. dollars. Although the Portfolio has the flexibility to invest in any country where the Sub-Adviser sees potential for high income, it presently expects to invest primarily in securities of issuers in industrialized Western European countries (including Scandinavian countries) and in Canada, Japan, Australia, and New Zealand. The Sub-Adviser will consider expected changes in foreign currency exchange rates in determining the anticipated returns of securities denominated in foreign currencies. The Sub-Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than in those of U.S. Government securities.

    The obligations of foreign governmental entities, including supranational issuers, have various kinds of government support. Obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a foreign government.

    Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World

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18

Bank), the European Steel and Coal Community, the Asian Development Bank, and the Inter-American Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowing. Each supranational entity's leading activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves, and net income.

    Defensive Strategies. At times, the Sub-Adviser may judge that conditions in the securities market make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Sub-Adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, depending on the circumstances, the Portfolio may temporarily reduce or suspend its option writing activities, shift its portfolio emphasis to higher-rated securities in the High Yield Sector, hedge currency risks in the International Sector, or generally reduce the average maturity of its holdings in any or all of the Sectors. Under unusual market conditions, the Portfolio could invest up to 100% of its assets in short-term U.S. Government securities when the risks of investing in the other Sectors are perceived to outweigh the possible benefits of sector diversification. The Portfolio may also increase the portion of its assets invested in cash or money market instruments for such defensive purposes or for liquidity purposes. To the extent the Portfolio's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve the Portfolio's investment objective.

    The Portfolio may also purchase securities of issuers located in emerging markets, invest in sovereign debt, Brady Bonds, loan participations and assignments and enter into dollar roll transactions. It may also engage in the writing of covered call and put options with respect to foreign fixed-income securities, foreign currencies, and related futures in order to supplement the Fund's portfolio income. See "Special Investment Techniques and Risk Considerations" below and in the Statement of Additional Information.

                     GT Global Strategic Income Portfolio

Investment Objectives

    The investment objectives of the GT Global Strategic Income Portfolio are primarily to seek high current income and secondarily to seek capital appreciation. The Portfolio is managed by TIA; Chancellor LGT Asset Management, Inc. ("Chancellor LGT") serves as the Portfolio's Sub-Adviser.

    The Portfolio invests significantly in lower-quality and unrated foreign governmental bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Portfolio.

Investment Policies

    The GT Global Strategic Income Portfolio allocates its assets among debt securities of issuers in three separate investment areas: (1) the United States,
(2) developed foreign countries, and (3) emerging markets. The Portfolio selects particular debt securities in each sector based on their relative investment merits. Within each area, the Portfolio selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Portfolio may invest include bonds, notes, debentures, and other similar instruments. The Portfolio normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that,

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                                                                              19
at the time of purchase, are rated at least investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality. No more than 50% of the Portfolio's total assets may be invested in securities rated below investment grade, which involve a high degree of risk and are predominantly speculative. See "Lower- Quality and Non-Rated Securities." The Portfolio may also invest in securities that are in default as to payment of principal and/or interest.

    For purposes of the Portfolio's operations, "emerging markets" will consist of all countries determined by Chancellor LGT to have developing or emerging economies and markets. These countries generally are expected to include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Portfolio will consider investment in, but not be limited to, the following emerging markets:
Algeria, Argentina, Bolivia, Botswana, Brazil, Chile, China, Colombia, Costa Rica, Cyprus, Czech Republic, Ecuador, Egypt, Finland, Greece, Ghana, Hong Kong, Hungary, India, Indonesia, Israel, Ivory Coast, Jamaica, Jordan, Kenya, Malaysia, Mauritius, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Panama, Peru, Philippines, Poland, Portugal, Russia, Singapore, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Swaziland, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

    As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

    The Portfolio's investments in emerging market securities may consist substantially of Brady Bonds (see "Brady Bonds" below) and other sovereign debt securities issued by emerging market governments. "Sovereign debt securities" are those issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. See "Sovereign Debt". The Sub-Adviser may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Portfolio without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade.

    The Portfolio also may consider making carefully selected investments in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation. The Portfolio also may invest in bank loan participations and assignments, which are fixed and floating rate loans arranged through private negotiations between foreign entities. See "Loan Participations and Assignments". The Portfolio may invest up to 15% of its net assets in illiquid securities. The Portfolio also may borrow for investment purposes up to 33 1/3% of its total assets. See "Borrowing and Leverage". The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Futures, Options and Currency Transactions."

    Temporary Defensive Strategies. The Portfolio retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, with the intent of preserving shareholders' capital and consistent with the Portfolio's investment objective, the Sub-Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Portfolio's investments may be made in the United States and denominated in

--------------------------------------------------------------------------------
20

U.S. dollars. To the extent the Portfolio adopts a temporary defensive investment posture, it will not be invested so as to achieve directly its investment objectives.

    In addition, pending investment of proceeds from new sales of Portfolio shares or to meet ordinary daily cash needs, the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in high quality foreign or domestic money market instruments.

    Asset Allocation. The Portfolio invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The Portfolio is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars.

    The Sub-Adviser selectively will allocate the assets of the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation. In doing so, the Sub-Adviser intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends will be the principal determinants of the emphasis given to various country, geographic and industry sectors within the Portfolio. Securities held by the Portfolio may be invested in without limitation as to maturity.

    The Sub-Adviser generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. However, the Portfolio may seek to protect itself against such negative currency movements through the use of investment techniques that include currency, options and futures transactions.

    The Portfolio may also purchase securities on a "when-issued basis" and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The Portfolio may invest up to 15% of its net assets in illiquid securities and is authorized to borrow money from banks in an amount up to 33-1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds for investment purposes. The Portfolio will borrow for investment purposes only when the Sub-Adviser believes that such borrowings will benefit the Portfolio, after taking into account considerations such as the cost of the borrowing and the likely investment returns on the securities purchased with the borrowed monies. In addition, the Portfolio may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Portfolio for any purpose does not exceed 33-1/3% of its total assets. The Portfolio may also enter into repurchase agreements, reverse repurchase agreements and dollar roll transactions and may make loans of its portfolio securities, invest in zero-coupon and other deep discount securities, invest in commercial paper that is indexed to certain specific foreign currency exchange rates, enter into interest rate, currency and index swaps and may purchase or sell

--------------------------------------------------------------------------------
related caps, floors and collars and other derivative instruments. See "Special Investment Techniques and Risk Considerations" for a description of these types of securities.

    As a "non-diversified" company under the 1940 Act, the Portfolio will have the ability to invest more than 5% of its assets in the securities of any issuer. However, the Portfolio intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), that limits the aggregate value of all holdings (except U.S. Government and cash items, as defined in the Code) that exceed 5% of the Portfolio's total assets to an aggregate amount of 50% of such assets. Also, holdings of a single issuer (with the same exceptions) may not exceed 25% of the Portfolio's total assets. These limits are measured at the end of each quarter. Under the Subchapter M limits, "non-diversification" allows up to 50% of a Portfolio's total assets to be invested in as few as two single issuers. In the event of decline of creditworthiness or default upon the obligations of one or more such issuers exceeding 5%, an investment in the Portfolio will entail greater risk than in a portfolio having a policy of "diversification" because a high percentage of the Portfolio's assets may be invested in securities of one or two issuers. Furthermore, a high percentage of investments among few issuers may result in a greater degree of fluctuation in the market value of the assets of the Portfolio, and consequently a greater degree of fluctuation of the Portfolio's net asset value, because the Portfolio will be more susceptible to economic, political or regulatory developments affecting these securities than would be the case with a portfolio composed of varied obligations of more issuers.

                      Smith Barney High Income Portfolio

Investment Objectives

    The primary investment objective of the Smith Barney High Income Portfolio is to seek high current income. Capital appreciation is a secondary objective. The Portfolio is managed by SBMFM.

Investment Policies

    The Smith Barney High Income Portfolio will seek to achieve its investment objectives by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate debt obligations and preferred stock. Although the Portfolio may invest in securities of any maturity, under current market conditions the Portfolio intends that its portfolio will have an average remaining maturity of between five and ten years. The Manager may adjust the Portfolio's average maturity when, based on interest rate trends and other market conditions, it deems it appropriate to do so. Up to 35% of the Portfolio's assets may be invested in common stock or common stock equivalents, including convertible securities, options, warrants and rights. Equity investments may be made in securities of companies of any size depending on the relative attractiveness of the company and the economic sector in which it operates. Fixed income securities purchased by the Portfolio will generally be rated in the lower rating categories of nationally recognized securities rating organizations, as low as C by Moody's or D by S&P, or in non-rated income securities that the Manager determines to be of comparable quality. The Portfolio will not purchase securities rated lower than B by both Moody's and S&P, if, immediately after such purchase, more than 10% of the Portfolio's total assets are invested in such securities.

    The Portfolio invests significantly in lower rated and unrated corporate debt securities, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Portfolio. See "Lower-Quality and Non-Rated Securities".

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22

    The Portfolio may invest in securities rated higher than Ba by Moody's and BB by S&P without limitation when the difference in yields between quality classifications is relatively narrow.

    For temporary defensive purposes when the Manager anticipates adverse market conditions, the Portfolio may invest all or a major portion of its assets in securities rated higher than Ba by Moody's and BB by S&P. Investments in higher rated issues may serve to lessen a decline in net asset value but may also affect the amount of current income produced by the Portfolio, since the yields from such issues are usually lower than those from lower rated issues. A general description of Moody's and S&P's ratings of corporate bonds is set forth in Appendix A. The Portfolio may also invest without limitation in money market instruments, including commercial paper of domestic and foreign corporations, certificates of deposit, bankers' acceptances and other obligations of banks, repurchase agreements and short-term obligations issued or guaranteed by the United States government or its agencies. The yield on these securities will tend to be lower than the yield on other securities to be purchased by the Portfolio. To the extent the Portfolio's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve the Portfolio's investment objective.


    The Portfolio may lend portfolio securities equal in value to not more than 20% of its total assets and purchase or sell securities on a when-issued or delayed-delivery basis. The Portfolio may hedge against possible declines in the value of its investments by entering into interest rate futures contracts and related options, swaps and other financial instruments.


    The Portfolio may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than the U.S. dollar and may invest without limitation in securities of foreign issuers that are denominated in U.S. dollars.


    In connection with the investment objectives and policies described above, the Portfolio may, but is not required to, utilize various investment techniques to earn income, facilitate portfolio management and mitigate risk. These investment techniques utilize interest rate and currency futures contracts, put and call options on such futures contracts, currency exchange transactions, illiquid securities, mortgage-backed and asset-backed securities, securities of unseasoned issuers and securities of foreign governments and corporations including those of developing countries. Any or all of such investment techniques available to the Manager may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, since the use of any investment technique is a function of numerous variables including market conditions.


                          MFS Total Return Portfolio

Investment Objectives

    The primary investment objective of the MFS Total Return Portfolio is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Thus, in selecting securities for its portfolio, the Portfolio considers each of these objectives. Under normal market conditions, at least 25% of the Portfolio's assets will be invested in fixed income securities and at least 40% and no more than 75% of the Portfolio's assets will be invested in equity securities. The Portfolio is managed by TIA; Massachusetts Financial Services Company serves as the Portfolio's Sub-Adviser.

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                                                                              23

Investment Policies

    The MFS Total Return Portfolio's policy is to invest in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Fixed income securities and equity securities (which include: common and preferred stocks; securities such as bonds, warrants or rights that are convertible into stock; and depositary receipts for those securities) may be held by the Portfolio. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Portfolio may vary the percentage of assets invested in any one type of security in accordance with the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The Portfolio's debt investments may consist of both "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P or Fitch Investors Service, Inc. ("Fitch")) and securities that are unrated or are in the lower rating categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) (commonly known as "junk bonds") including up to 20% of its net assets in nonconvertible fixed income securities that are in these lower rating categories and comparable unrated securities. See "Lower-Quality and Non-Rated Securities". Generally, most of the Portfolio's long-term debt investments will consist of "investment grade" securities. See Appendix A to this Prospectus for a description of these ratings. It is not the Portfolio's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Sub-Adviser's own independent and ongoing review of credit quality.

    As noted above, the Portfolio invests in lower-rated and unrated corporate debt securities, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Portfolio. See "Lower-Quality and Non-Rated Securities".

    The Portfolio may invest up to 20% (and generally expects to invest between 5% and 20%) of its total assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts). The Portfolio may also invest in American Depository Receipts. The Portfolio may also invest in emerging market securities, Brady Bonds, U.S. Government securities, mortgage pass-through securities, corporate asset-backed securities, zero-coupon bonds, deferred interest bonds and payment-in-kind bonds. In addition, the Portfolio may enter into repurchase agreements and mortgage dollar roll transactions, may lend its portfolio securities, purchase securities on a when-issued or forward delivery basis, enter into swap transactions and invest in indexed securities and loan participations and other direct indebtedness. The Portfolio may invest up to 15% of its net assets in illiquid securities and may also invest in restricted securities, including Rule 144A Securities. Finally, the Portfolio may engage in various options and futures transactions including options on securities, options on stock indexes, options on foreign currencies, stock indices and foreign currency futures contracts, options on futures contracts, forward foreign currency exchange contracts and yield curve options. See "Special Investment Techniques and Risk Considerations" for additional information about these types of securities.

    The Portfolio will be managed actively with respect to the Portfolio's fixed income securities and the asset allocations modified as the Sub-adviser deems necessary. Although the Portfolio does not intend to seek short-term profits, fixed income securities will be sold whenever the sub-adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. With respect to its equity securities the Portfolio does not intend to trade in securities for short-term profits and anticipates that portfolio securities ordinarily will be held for one year or longer. However, the Portfolio will effect trades whenever it believes that changes in its portfolio securities are appropriate.

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24

    In addition, when the Sub-Adviser believes that investing for defensive purposes is appropriate, such as during periods of unusual or unfavorable market or economic conditions, or in order to meet anticipated redemption requests, up to 100% of the Portfolio's assets may be temporarily invested in cash (including foreign currency) or cash equivalents including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with assets of $1 billion or more, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. or any foreign government or any of their agencies, authorities or instrumentalities and repurchase agreements.


              Smith Barney Large Capitalization Growth Portfolio

Investment Objectives

    Smith Barney Large Capitalization Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, 65% of its assets in equity securities of companies with large market capitalizations. The Portfolio will be managed by SBMFM.

Investment Policies

    The Portfolio attempts to achieve its investment objective by investing primarily in equity securities consisting of common stocks that are believed to afford attractive opportunities for investment growth. The core holdings of the Portfolio will be large capitalization companies that are dominant in their industries, global in scope and have a long term history of performance. The Portfolio normally invests at least 65% of its total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in companies with other market capitalizations. Management defines large market capitalization companies as those having $5 billion or more at the time of the Portfolio's investment. Companies whose capitalization falls below this level after purchase will continue to be considered large capitalization companies for purposes of the 65% policy.

    Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume resulting in a high degree of liquidity. When choosing the Portfolio's investments, the Portfolio seeks companies that it expects will demonstrate consistent and sustainable long-term growth in earnings per share, strong cash flow, a high return on equity and a quality balance sheet. This method of selecting stocks is based on the belief that a company's earnings growth will eventually translate into growth in the price of its stock. In analyzing securities for investment, SBMFM considers many different factors, including past growth records, management capability, future earnings prospects and technological innovation, as well as general market and economic factors that can influence the price of securities. The value of the Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests.

    The Smith Barney Large Capitalization Growth Portfolio may invest in securities of non-U.S. issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. Management intends to limit the Portfolio's investment in these types of securities, to 10% of the Portfolio's net assets. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

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                                                                              25

    The Portfolio may also invest in when-issued, delayed-delivery, forward commitment and convertible securities.

    Under normal market conditions, the majority of the Portfolio's portfolio will consist of common stocks, but it also may contain money market instruments for cash management purposes, including U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to such instruments. The Portfolio reserves the right as a defensive measure to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.


                      Smith Barney Money Market Portfolio

Investment Objectives

    The investment objectives of the Smith Barney Money Market Portfolio are maximum current income and preservation of capital. The Portfolio is managed by SBMFM.

Investment Policies

    The Smith Barney Money Market Portfolio seeks to achieve its objectives by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. Government securities and related repurchase agreements. Shares of the Portfolio are not insured or guaranteed by the U.S. Government. The Portfolio has adopted certain investment policies to assure that, to the extent reasonably possible, the Portfolio's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. In order to minimize fluctuations in market price the Portfolio will not purchase a security with a remaining maturity of greater than 13 months (or that is deemed to have a remaining maturity of greater than 13 months) or maintain a dollar-weighted average portfolio maturity in excess of 90 days (securities used as collateral for repurchase agreements are not subject to these restrictions). The Portfolio's investments will be limited to U.S. dollar-denominated instruments that its Board of Directors determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Portfolio. The term Eligible Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Portfolio acquires the security. The NRSROs currently designated as such by the Securities and Exchange Commission (the "SEC") are S&P, Moody's, Fitch Investors Services, Inc., Duff and Phelps Inc., IBCA Limited and its affiliate, IBCA, Inc. and Thomson BankWatch. See Appendix A for a discussion of the ratings categories of the NRSROs.

    The Portfolio may enter into repurchase agreements collateralized by U.S. Government securities with any broker/dealer or other financial institution that is deemed creditworthy by the Manager, under guidelines approved by the Fund's Board of Directors. The Portfolio will not enter into a repurchase agreement on behalf of the Portfolio if, as a result thereof, more than 10% of the Portfolio's net assets (taken at current value) at that time would be subject to repurchase agreements maturing in more than seven days.

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26

    The following are also permitted investments for the Portfolio:

    High Quality Commercial Paper. The Portfolio's purchase of commercial paper is restricted to direct obligations of issuers that at the time of purchase are Eligible Securities that are rated by at least one NRSRO in the highest category for short-term debt securities or comparable unrated securities. The Portfolio may invest without limit in the commercial paper of foreign issuers.

    High Quality Corporate Obligations. Obligations of corporations that are:
(1) rated AA or better by S&P or Aa or better by Moody's or (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations. The Portfolio will only invest in corporate obligations with remaining maturities of 13 months or less.

    Bank Obligations. Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Smith Barney Money Market Portfolio will not be fully insured. The Portfolio currently intends to limit its investment in fixed time deposits with an ultimate maturity of from two business to six months and will invest in such time deposits only if, when combined with other illiquid assets of the Portfolio, not more than 10% of its assets would be invested in all such instruments. The Portfolio may also invest in securities of foreign branches of U.S. banks. Such investments involve considerations that are not ordinarily associated with investing in domestic certificates of deposit. (See "Foreign Securities.") The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, London, Nassau, Tokyo and Toronto.

    The purchase of obligations of foreign banks will involve similar investment and risk considerations that are applicable to investing in obligations of foreign branches of U.S. banks. (See "Foreign Securities.") These factors will be carefully considered by the Manager in selecting investments for the Portfolio.

    High Quality Municipal Obligations. Debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2, or Prime-1 or Aa or better by Moody's or, if not rated, are determined by the Sub-Adviser to be of comparable quality. At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equivalent credit quality and maturity length. The purchase of these securities could enhance the Portfolio's yield. The Portfolio will not invest more than 10% of its total assets in municipal obligations.

    The Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of the portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the Portfolio may realize a gain or loss.

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                                                                              27

    As a matter of fundamental policy, the Portfolio may borrow money from banks for temporary purposes but only in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes. The Portfolio may also lend its portfolio securities to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of the Portfolio's total assets, taken at value.

    Notwithstanding any of the foregoing investment restrictions, the Smith Barney Money Market Portfolio may invest up to 100% of its assets in U.S. Government securities.


             SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS
================================================================================

    Foreign Securities. Each of the Portfolios may purchase securities issued by foreign governments, corporations or banks. The Smith Barney Money Market Portfolio may also purchase securities of foreign branches of U.S. banks and of domestic and foreign branches of foreign banks.

    Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political, social, economic and diplomatic developments, the possible imposition of exchange controls or other foreign governmental laws or restrictions and, with respect to certain countries, the possibility of expropriation of assets, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolios. Securities of some foreign companies and banks are less liquid and more volatile than securities of comparable domestic companies and banks. Non-U.S. securities markets, while growing in volume have, for the most part, substantially less volume than U.S. markets, and there is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets, and the Portfolios will incur costs in converting foreign currencies into U.S. dollars. Custody and transaction charges are generally higher for foreign securities. There is also a risk of the adoption of government regulations that might adversely affect the payment of principal and interest on securities held by a Portfolio. In addition, a Portfolio may encounter greater difficulties in invoking legal processes abroad than would be the case in the U.S. Finally, changes in foreign currency exchange rates will, to the extent a Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.

    Securities of Emerging Markets. Because of the special risks associated with investing in emerging markets, an investment in the Smith Barney International Equity, Smith Barney Pacific Basin, Putnam Diversified Income, GT Global Strategic Income, Smith Barney High Income or MFS Total Return Portfolios, may be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

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28

    Emerging market countries include any country determined by the investment adviser or sub-adviser, as the case may be, to have an emerging market economy, taking into account a number of factors, including the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The investment adviser (or sub-adviser) determines an issuer's principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principle office in, that country; (c) the issuer has its principal securities trading market in that country; or (d) the issuer has 50% or more of its assets in that country.

    Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that a Portfolio might make in an emerging market would not be expropriated, nationalized or otherwise confiscated at some time in the future. In the event of such expropriation, nationalization or other confiscation in any emerging market, each Portfolio could lose its entire investment in that market. Many emerging market countries have also experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economics and securities of certain emerging market countries.

    Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

    The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

    In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Portfolio to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

    The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the portfolio securities in such markets may not be readily available. Section 22(e) of the Investment Company Act of 1940, as amended

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                                                                              29

(the "1940 Act") permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from a Portfolio's identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

    Sovereign Debt. The TBC Managed Income, the Putnam Diversified Income, the MFS Total Return and the GT Global Strategic Income Portfolios may each invest in sovereign debt securities of emerging market governments including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, and in turn a Portfolio's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

    A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

    The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although management intends to manage each Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

    In recent years, some of the emerging market countries in which each Portfolio expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Russia and Mexico are among the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of

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principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

     The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payments for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

     Investors should also be aware that certain sovereign debt instruments in which the Portfolios may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Portfolios may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, each Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

     Brady Bonds. The Putnam Diversified Income, the MFS Total Return and the GT Global Strategic Income Portfolios may each invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the governments of Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Panama, the Philippines, Poland, Uruguay and Venezuela. In addition, Peru has announced intentions to issue Brady Bonds. Approximately $139 billion in principal amount of Brady Bonds has been issued as of the date of this Prospectus, the largest proportion having been issued by Mexico and Venezuela. Brady Bonds issued by Mexico and Venezuela currently are rated below investment grade. As of the date of this Prospectus, the Portfolios are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

     The Portfolios may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

     Loan Participations and Assignments. The Putnam Diversified Income, the GT Global Strategic Income Portfolio and the MFS Total Return Portfolio may each invest a portion of its assets in loan participations ("Participations"). By purchasing a Participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the Portfolio having a contractual relationship only with the lender not the borrower. A

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Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Each Portfolio will acquire Participations only if the lender interpositioned between the Portfolio and the borrower is determined by management to be creditworthy.

     The Putnam Diversified Income and the GT Global Strategic Income Portfolio may also invest in assignments of portions of loans from third parties ("Assignments"). When it purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender.

     The Portfolios may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, each Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on each Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

     Synthetic Security Positions. The GT Global Strategic Income Portfolio and the Putnam Diversified Income Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."

     For example, in order to establish a synthetic security position for the Portfolio that is comparable to owning a Japanese government bond, the relevant Sub-Adviser might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.

     The Sub-Adviser might roll over the futures and forward currency contract positions before taking delivery in order to continue the Portfolio's investment position, or the Sub-Adviser might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

     Further, while these futures and currency contracts remain open, a Portfolio will comply with applicable SEC guidelines to set aside cash, debt securities of any grade or equity securities, in a segregated account with its custodian in an amount sufficient to cover its potential obligations under such contracts; provided such securities have been determined by the Sub-Adviser to be liquid and unencumbered pursuant to guidelines established by the Directors.

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     A Sub-Adviser would create synthetic security positions for a Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while a Sub-Adviser believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the Sub-Adviser will incur transaction costs in connection with each purchase of a futures or a forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Futures, Options and Currency Transactions" in the Prospectus and "Options, Futures Contracts and Related Options," "Interest Rate, Securities Index, Financial Futures and Currency Futures Contracts," "Options on Futures Contracts" and "Forward Currency Contracts and Options on Currency" in the Statement of Additional Information.

     Lower-Quality and Non-Rated Securities. The Alliance Growth, TBC Managed Income, Putnam Diversified Income, GT Global Strategic Income, Smith Barney High Income and MFS Total Return Portfolios may each invest in lower-quality securities. Investments in lower-rated securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before investing in these Portfolios.

     Generally, lower-quality securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower-quality securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by a Portfolio, with a commensurate effect on the value of the Portfolio's shares.

     The markets in which lower-quality securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for a Portfolio to purchase and also may restrict the ability of a Portfolio to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. The public market for lower-quality securities and comparable non-rated securities is relatively new and has not fully weathered a major economic recession. Any such economic downturn could adversely affect the ability of issuers' lower-quality securities to repay principal and pay interest thereon.

     While the market values of lower-quality securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-quality securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of lower-quality securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-quality securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

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

     Fixed-income securities, including lower-quality securities and comparable non-rated securities, frequently have call and buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Portfolios. If an issuer exercises these rights during periods of declining interest rates, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return to the Portfolio.

     In general, the ratings of nationally recognized statistical rating organizations represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. It is possible that an agency might not change its rating of a particular issue to reflect subsequent events. These ratings will be used by each Portfolio as initial criteria for the selection of portfolio securities, but each Portfolio also will rely upon the independent advice of the Manager or the Sub-Adviser, as the case may be, to evaluate potential investments.

     In light of these risks, management will take various factors into consideration in evaluating the creditworthiness of an issue, whether rated or non-rated. These factors may include, among others, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     Securities Lending. Each Portfolio except the Van Kampen American Capital Enterprise Portfolio may seek to increase its net investment income by lending portfolio securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities or other liquid debt securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

     Repurchase Agreements. Each Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. Each Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. Repurchase agreements are considered loans by the Portfolios. The Portfolios will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by management, under guidelines approved by the Board of Directors.

     Reverse Repurchase Agreements. The GT Global Strategic Income Portfolio may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Portfolio will sell securities and agree to repurchase them at a particular price at a future date. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities that have a value no less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Portfolio may decline below the price of the securities the Portfolio has sold but is obliged to repurchase. In the event the buyer of securities under a reverse repurchase

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

agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreements may effectively be restricted pending such decision. Reverse repurchase agreements will be treated as borrowings and will be considered in the Portfolio's overall borrowing limitation. The Portfolio may enter into reverse repurchase agreements, although it does not currently intend to do so with respect to more than 5% of its total assets.

     Dollar Roll Transactions. The TBC Managed Income, the Putnam Diversified Income and the GT Global Strategic Income Portfolios may each enter into "dollar rolls", in which a Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The MFS Total Return Portfolio may enter into similar transactions pursuant to which the Portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days). During the roll period, a Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Since a Portfolio will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities must satisfy the quality requirements of the Portfolio and will mature on or before the settlement date on the transaction, management believes that such transactions do not present the risks to the Portfolios that are associated with other types of leverage. The MFS Total Return Portfolio will only enter into covered rolls, where there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions are considered borrowings by the Portfolios and will be subject to each Portfolio's overall borrowing limitation. Dollar roll transactions are considered speculative.


     When-Issued, Delayed Delivery and Forward Commitment Securities. The Smith Barney Income and Growth, Smith Barney International Equity, Alliance Growth, TBC Managed Income, Putnam Diversified Income, GT Global Strategic Income, Smith Barney High Income, Smith Barney Large Capitalization Growth and MFS Total Return Portfolios may each purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Portfolio's custodian will maintain, in a segregated account on behalf of the Portfolio, cash, U.S. Government securities or other liquid securities having a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold on a delayed basis.


     Convertible Securities. Each Portfolio except the Smith Barney Money Market Portfolio can invest in convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

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     Convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

     Short Sales Against the Box. The Van Kampen American Capital Enterprise, the GT Global Strategic Income, the AIM Capital Appreciation and the Smith Barney High Income Portfolios may each make short sales of securities in order to reduce market exposure and/or to increase its income if, at all times when a short position is open, the Portfolio owns an equal or greater amount of such securities or owns preferred stock, debt or warrants convertible or exchangeable into an equal or greater number of the shares of the securities sold short. Short sales of this kind are referred to as short sales "against the box."

     Securities of Unseasoned Issuers. Securities in which the Smith Barney High Income Portfolio may invest may lack a significant operating history and be dependent on products or services without an established market share.

     Borrowing and Leverage. Each Portfolio may borrow from banks, on a secured or unsecured basis. If the Portfolio borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage". Only the Smith Barney International Equity, Smith Barney Pacific Basin and GT Global Strategic Income Portfolios will utilize leverage. In addition, the AIM Capital Appreciation Portfolio may, but has no current intention to, engage in leverage. Should any Portfolio engage in leverage, immediately after such borrowing the value of its assets, including the amount borrowed, less liabilities, must be equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

     Leverage creates an opportunity for increased returns to shareholders of a Portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the portfolio assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for a Portfolio which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest and other charges the Portfolio will have to pay in respect thereof, the Portfolio's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Portfolio will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to a Portfolio.

     Illiquid and Restricted Securities. Each Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A"). Each Portfolio may also invest a portion of its assets in illiquid investments, which include repurchase agreements maturing in more than seven days and restricted securities. The Board of Directors may determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are

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liquid. The Board of Directors has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The Portfolios may also purchase restricted securities that are not registered under Rule 144A.

     Zero-Coupon Bonds, Deferred Interest Bonds and Payment-in-Kind Bonds. The Alliance Growth, the TBC Managed Income, Putnam Diversified Income, GT Global Strategic Income and MFS Total Return Portfolios may each invest in zero-coupon and payment-in-kind bonds. The MFS Total Return and Putnam Diversified Income Portfolios also may each invest in deferred interest bonds. Zero-coupon and deferred interest bonds are issued at a significant discount from their principal amount. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero-coupon bonds is subject to greater fluctuation in market value in response to changes in market interest rates than bonds of comparable maturity which pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Accordingly, for a Portfolio to continue to qualify for tax treatment as a regulated investment company and to avoid certain excise taxes, the Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Portfolio's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

     Futures, Options and Currency Transactions. Consistent with its investment objective and policies, each of the Alliance Growth, AIM Capital Appreciation, Van Kampen American Capital Enterprise, Smith Barney International Equity, Smith Barney Pacific Basin, Putnam Diversified Income, GT Global Strategic Income, Smith Barney High Income and MFS Total Return Portfolios may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"), and may buy and write put and call options to buy or sell futures contracts ("options on futures contracts"); provided, however, that the AIM Capital Appreciation Portfolio may only write covered call options. When a Portfolio buys or sells a futures contract it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. An option on a futures contract gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date.

     The Portfolios will not enter into transactions in futures contracts and options on futures contracts for speculation and will not enter into such transactions other than to hedge against potential changes in interest or currency exchange rates or the price of a security or a securities index which might correlate with or

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otherwise adversely affect either the value of the Portfolio's securities or the prices of securities which the Portfolio is considering buying at a later date. The Smith Barney International Equity, Smith Barney Pacific Basin, MFS Total Return and Smith Barney High Income Portfolios, however, may enter into futures contracts and options on futures contracts for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of a Portfolio's assets.

     Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it buys or sells futures contracts.

     A Portfolio will not (1) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Portfolio and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Portfolio or (2) enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions and options on futures contracts written by the Portfolio would exceed the market value of the total assets of the Portfolio. See the Statement of Additional Information for further discussion of the use, risks and costs associated with futures contracts and options on futures contracts.

     Forward Currency Transactions. The Alliance Growth, Smith Barney International Equity, Smith Barney Pacific Basin, Putnam Diversified Income, GT Global Strategic Income, Smith Barney High Income and MFS Total Return Portfolios may each enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and other currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. A Portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in a foreign currency in order to "lock in" the U.S.
dollar price of the security ("transaction hedge"). Additionally, when a Portfolio believes that a foreign currency in which the portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward currency contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in that currency, or, when the Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, the Portfolio may enter into a forward currency contract to buy that foreign currency for a fixed U.S. dollar amount ("position hedge"). A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when the Portfolio believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the Portfolio are denominated ("cross hedge"). A Portfolio may invest in forward currency contracts with stated contract values of up to the value of the Portfolio's assets. The MFS Total Return Portfolio and Putnam Diversified Income Portfolio may also enter into forward currency contracts for non-hedging purposes, subject to applicable law.

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38

     A Portfolio also may enter into forward contracts to buy or sell at a later date instruments in which the Portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future. See the Statement of Additional Information for further discussion of the use, risks and costs of forward contracts.

     A Portfolio may also enter into currency swaps where each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate.

     Currency Risks. The Portfolios that invest substantially in securities denominated in currencies other than the U.S. dollar, or that hold foreign currencies, will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Portfolio's shares and also may affect the value of dividends and interest earned by the Portfolios and gains and losses realized by the Portfolios. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

     Options on Securities and on Foreign Currencies. In an effort to reduce fluctuations in net asset value or to increase its portfolio return, the Portfolios may write covered put and call options and may buy put and call options and warrants on securities traded on U.S. and foreign securities exchanges. The AIM Capital Appreciation Portfolio may write (sell) only covered call options. The purpose of such transactions is to hedge against changes in the market value of portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. A Portfolio may write and buy options on the same types of securities that the Portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on the writing and buying of options on securities.

     A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

     A call option is "covered" if a Portfolio owns the underlying security covered by the call. If a "covered" call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs. A Portfolio also may write a covered call option to cross-hedge if the Portfolio does not own the underlying security. The option is designed to provide a hedge against a decline in value in another security which the Portfolio owns or has the right to acquire.

     In purchasing an option, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an

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                                                                              39
amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option bought by the Portfolio were permitted to expire without being sold or exercised, the Portfolio would lose the amount of the premium.

     Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

     If a put or call option written by a Portfolio were exercised, the Portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the Portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The Portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

     A Portfolio may buy put and call options and may write covered put and call options on foreign currencies to hedge against declines in the U.S. dollar value of foreign currency-denominated securities held by the Portfolio and against increases in the U.S. dollar cost of foreign currency-denominated securities being considered for purchase by the Portfolio. As in the case of other options, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Portfolio's options position, the option may expire worthless and the Portfolio will lose the amount of the premium. There is no specific percentage limitation on a Portfolio's investments in options on foreign currencies.

     A Portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the Portfolio is permitted to invest directly. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by management for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the Portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the Portfolio's obligations under an option written by the Portfolio, as the case may be, will be subject to the Portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Portfolio to effect an offsetting transaction at a time when management believes it would be advantageous for the Portfolio to do so. See the Statement of Additional Information for a further discussion of the use, risks and costs of option trading.

     Swaps and Swap-Related Products. As one way of managing its exposure to different types of investments, each of the Smith Barney International Equity, Smith Barney Pacific Basin, GT Global Strategic Income, Smith Barney High Income and MFS Total Return Portfolios may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by a Portfolio with another party of cash payments based upon different interest rate indexes, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example,

--------------------------------------------------------------------------------
40
in the typical interest rate swap, a Portfolio might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.

     A Portfolio may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if a Portfolio agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Portfolio's investments and its share price and yield.

     Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

     Swaps, caps, floors and collars are highly specialized activities which involve certain risks. See the Statement of Additional Information for a further discussion on the risks involved in these activities.

     Special Investment Considerations and Risks With Respect to Futures, Options and Currency Transactions and Swaps and Swap-Related Products. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the Portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a Portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

     With respect to interest rate swaps, each Portfolio recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Portfolio's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Portfolio's ability to offset the swap at any time.

     A Portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still

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                                                                              41
developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Portfolio as the possible loss of the entire premium paid for an option bought by the Portfolio, the inability of the Portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Portfolio will be able to use those instruments effectively for the purposes set forth above. See the Statement of Additional Information for a further discussion of the use, risks and costs of these instruments.

     In connection with its transactions in futures, options, swaps and forwards, each Portfolio may be required to place assets in a segregated account with the Portfolio's custodian bank to ensure that the Portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the Portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the Portfolio's assets could impede implementation of the Portfolio's investment policies or the Portfolio's ability to meet redemption requests or other current obligations.


     Real Estate Investment Trusts. The Alliance Growth Portfolio may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity trusts own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity trusts may also include operating or finance companies. Equity trusts can also realize capital gains by selling properties that have appreciated in value. A mortgage trust can make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Mortgage trusts derive their income from interest payments. Hybrid trusts combine the characteristics of both equity and mortgage trusts, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the 1940 Act.



     Mortgage-Backed Securities. The Smith Barney High Income, TBC Managed Income, Putnam Diversified Income and MFS Total Return Portfolios may invest in mortgage-backed securities, which represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S Government to purchase the agencies' obligations. Mortgage pools created by private organizations generally offer a higher rate of interest than governmental and government-related pools because there are no direct or indirect guarantees of payments in the former pools. Timely payment of interest and principal in these pools, however, may be supported by various forms of private insurance or guarantees,


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42
including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies.

     Collateralized mortgage obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series of classes of the obligations.

     To the extent that each Portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Portfolio's principal investment to the extent of the premium paid. The yield of a Portfolio that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government related mortgage pools, generally will fluctuate in response to market interest rates.


     Other Asset-Backed Securities. The Smith Barney High Income, TBC Managed Income, Putnam Diversified Income and MFS Total Return Portfolios may invest in asset-backed securities arising through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.


     The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

     U.S. Government Securities. Each Portfolio may invest in U.S. Government securities, which are debt obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds, certain mortgage participation certificates and collateralized mortgage obligations) or by its agencies and instrumentalities (such as GNMA, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, FHLMC, the U.S. Postal Service, the Federal Financing Bank and FNMA). Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of FNMA and the Student Loan Marketing Association) are supported only by the credit of the instrumentality.

     Indexed Commercial Paper. The GT Global Strategic Income Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at

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                                                                              43
maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Portfolio will not purchase such commercial paper for speculation.

     Portfolio Turnover. Although it is anticipated that most investments of each Portfolio (except the Smith Barney Money Market Portfolio) will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when management believes that portfolio changes are appropriate. The historical portfolio turnover rates for each Portfolio (except the Smith Barney Money Market Portfolio) are included in the Financial Highlights tables above. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Portfolio turnover rates for the Smith Barney Money Market Portfolio are not shown because of the short-term nature of the investments owned by the Portfolio.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

     Each Portfolio of the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. To qualify, each Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months. Each Portfolio except the Smith Barney Money Market Portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e. the Separate Accounts). The Smith Barney Money Market Portfolio intends to declare daily and pay monthly substantially all of its taxable income and to make distributions of net realized capital gains, if any, at least annually. Such distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in gross income of the Separate Accounts holding such shares. See the accompanying Contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

     Each Portfolio of the Fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. If a Portfolio should fail to comply with these regulations, Contracts invested in that Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

                             REDEMPTION OF SHARES
================================================================================

     The redemption price of the shares of each Portfolio will be the net asset value next determined after receipt by the Fund of a redemption order from a Separate Account, which may be more or less than the price paid for the shares. The Fund will ordinarily make payment within one business day, though redemption proceeds must be remitted to a Separate Account on or before the third day following receipt of proper tender, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

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44

                                  PERFORMANCE
================================================================================

     From time to time the Fund may include a Portfolio's total return, average annual total return, yield and current distribution return in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. In addition, these figures will not reflect the deduction of the charges that are imposed on the Contracts by the Separate Account (see Contract prospectus) which, if reflected, would reduce the performance quoted. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures. The yield of a Portfolio refers to the net investment income earned by investments in the Portfolio over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investments during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current distribution return for each Portfolio by dividing the distributions from investment income declared during the most recent period by the net asset value on the last day of the period for which current distribution return is presented. A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing the Portfolio's current distribution return to yields published for other investment companies and other investment vehicles.

                                  MANAGEMENT
================================================================================

The Investment Managers:


     Smith Barney Mutual Funds Management Inc. ("SBMFM") manages the investment operations of the Smith Barney Income and Growth, the Smith Barney International Equity, the Smith Barney Pacific Basin, the Smith Barney High Income, Smith Barney Large Capitalization Growth and the Smith Barney Money Market Portfolios, pursuant to management agreements entered into by the Fund on behalf of each such Portfolio.


     By written agreement the research and other departments and staff of Smith Barney Inc. ("Smith Barney") furnish SBMFM with information, advice and assistance and are available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by SBMFM on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services.


     Travelers Investment Adviser Inc. ("TIA"), an affiliate of SBMFM, manages the investment operations of the Alliance Growth, the AIM Capital Appreciation, the Putnam Diversified Income, the MFS Total Return, the GT Global Strategic Income, the Van Kampen American Capital Enterprise and the TBC Managed Income Portfolios (each, a "TIA Portfolio") pursuant to management agreements entered into by the Fund on behalf of each such Portfolio.


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                                                                              45

    Under each management agreement SBMFM or TIA, as the case may be, is responsible for furnishing or causing to be furnished to each applicable Portfolio advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the Portfolio, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.

    TIA and each TIA Portfolio are also subject to a subadvisory agreement (see "The Sub-Advisers" below). Pursuant to each subadvisory agreement, each sub-adviser ("Sub-Adviser") is responsible for the day to day operations and investment decisions for the respective Portfolio and is authorized, in its discretion and without prior consultation with TIA, to: (a) manage the Portfolio's assets in accordance with the Portfolio's investment objective(s) and policies as stated in the Prospectus and the Statement of Additional Information; (b) make investment decisions for the Portfolio; (c) place purchase and sale orders for portfolio transactions on behalf of the Portfolio; and (d) employ professional portfolio managers and securities analysts who provide research services to the Portfolio.

    TIA has also entered into a Sub-Administrative Services Agreement with SBMFM pursuant to which SBMFM will: (a) assist TIA in supervising all aspects of each TIA Portfolio's operations; (b) supply each TIA Portfolio with office facilities, statistical and research services, data processing services, clerical, accounting and bookkeeping services; and (c) prepare reports to each TIA Portfolio's shareholders and prepare reports to and filings with the Securities and Exchange Commission and state blue sky authorities, if applicable. TIA pays SBMFM, as Sub-Administrator, a fee in an amount equal to an annual rate of 0.10% of each TIA Portfolio's average daily net assets.

    For the services provided by SBMFM or TIA, as the case may be, each Portfolio pays SBMFM or TIA an annual management fee calculated at a rate equal to the following percentage of its average daily net assets, paid monthly.


    Smith Barney Income and Growth Portfolio             0.65%
    Alliance Growth Portfolio                            0.80%
    AIM Capital Appreciation Portfolio                   0.80%
    Van Kampen American Capital Enterprise Portfolio     0.70%
    Smith Barney International Equity Portfolio          0.90%
    Smith Barney Pacific Basin Portfolio                 0.90%
    TBC Managed Income Portfolio                         0.65%
    Putnam Diversified Income Portfolio                  0.75%
    GT Global Strategic Income Portfolio                 0.80%
    Smith Barney High Income Portfolio                   0.60%
    MFS Total Return Portfolio                           0.80%
    Smith Barney Large Capitalization Growth Portfolio   0.75%
    Smith Barney Money Market Portfolio                  0.60%



    Although the management fee paid by each of the Alliance Growth Portfolio, the AIM Capital Appreciation Portfolio, the Van Kampen American Capital Enterprise Portfolio, the Smith Barney International Equity Portfolio, the Smith Barney Pacific Basin Portfolio, the Putnam Diversified Income Portfolio, the GT Global Strategic Income Portfolio, the MFS Total Return Portfolio and the Smith Barney Large Capitalization Growth Portfolio is greater than that paid by most mutual funds, management has determined that each fee is comparable to the fee charged by other investment advisers of mutual funds that have similar investment objectives and policies.


--------------------------------------------------------------------------------
46

    Each management agreement further provides that all other expenses not specifically assumed by SBMFM or TIA under the management agreement on behalf of a Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal and state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's Portfolios; general corporate expenses are allocated on the basis of relative net assets.


    SBMFM was incorporated in 1968 under the laws of the State of Delaware. It is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), the parent company of Smith Barney. SSBH is a wholly-owned subsidiary of Travelers Group Inc. ("Travelers"), which is a financial services holding company engaged, through its subsidiaries, principally in four business segments: investment services, consumer finance services, life insurance services and property & casualty insurance services. TIA was incorporated in 1996 under the laws of the State of Delaware. It is a wholly-owned subsidiary of The Plaza Corporation ("Plaza"), which is an indirect wholly-owned subsidiary of Travelers. SBMFM, TIA, Smith Barney and SSBH are each located at 388 Greenwich Street, New York, New York 10013. SBMFM also acts as investment manager to numerous other investment companies having aggregate assets as of the date of this Prospectus in excess of $80 billion. TIA also acts as investment manager to other investment companies having aggregate assets as of the date of this Prospectus of approximately $1 million. Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.



    Portfolio Management by SBMFM. SBMFM serves as the investment adviser to Smith Barney Income and Growth Portfolio, Smith Barney International Equity Portfolio, Smith Barney Pacific Basin Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Capitalization Growth Portfolio and Smith Barney Money Market Portfolio. SBMFM manages the day to day operations of each such Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio. Under each management agreement, SBMFM will (a) manage the Portfolio's assets in accordance with the Portfolio's investment objective(s) and policies as stated in the Prospectus and the Statement of Additional Information; (b) make investment decisions for the Portfolio; (c) place purchase and sale orders for portfolio transactions on behalf of the Portfolio; (d) employ professional portfolio managers and securities analysts who provide research services to the Portfolio; (e) administer the Portfolio's corporate affairs and, in connection therewith, furnish the Portfolio with office facilities and with clerical, bookkeeping and recordkeeping services at such office facilities; and (f) prepare reports to shareholders and reports to and filings with the Securities and Exchange Commission and state blue sky authorities if applicable. In providing these services, SBMFM will conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of each Portfolio's assets.


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                                                                              47

    Bruce D. Sargent, a Vice President of the Fund, is the portfolio manager of the Smith Barney Income and Growth Portfolio. Mr. Sargent co-manages the day to day operations of the Smith Barney Income and Growth Portfolio and has been involved in equity investing for over 27 years. He currently manages over $[ ] of assets.



    Ayako Weissman, Managing Director of Smith Barney, serves as co-manager of the Smith Barney Income and Growth Portfolio. Ms. Weissman has been involved in equity investing for Smith Barney for over 10 years and currently manages over
$[             ] of assets.



    The Smith Barney International Equity Portfolio and the Smith Barney Pacific Basin Portfolio are each managed by Maurits E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 129 years of experience. Mr. Edersheim is Chairman and Advisory Director of Smith Barney World Funds, Inc. and is Deputy Chairman of Smith Barney International Incorporated. Prior to joining Smith Barney in 1990, Mr. Edersheim was Deputy Chairman and Director of Drexel Burnham Lambert Incorporated ("Drexel Burnham"). Mr. James Conheady and Mr. Jeffrey Russell, both Vice Presidents of the Fund and Managing Directors of Smith Barney are members of the international equity team, and are responsible for the day-to-day operations of the Smith Barney International Equity Portfolio, making all of the investment decisions for the Portfolio since its inception. Together, Mr. Conheady and Mr. Russell currently
manage in excess of $[         ] in global equity assets for other investment
companies and managed accounts. Prior to joining Smith Barney in February 1990, Mr. Conheady was a First Vice President and Mr. Russell was a Vice President of Drexel Burnham. Mr. David S. Ishibashi, a Vice President of Smith Barney, and Mr. Scott Kalb, a Managing Director of Smith Barney, are responsible for the day-to-day operations of the Smith Barney Pacific Basin Portfolio, making all of the investment decisions since October, 1996. Mr. Ishibashi joined Smith Barney in 1993 and Mr. Kalb joined Smith Barney in 1990, as members of the international equity team. Prior to joining Smith Barney, Mr. Ishibashi was responsible for Japanese equities and headed the Japan desk at SG Warburg, and Mr. Kalb served as Vice President of Equity Research at Drexel Burnham.



   Mr. John C. Bianchi, a Managing Director of the Greenwich Street Advisors division of SBMFM, is responsible for the management of the Smith Barney High Income Portfolio. Mr. Bianchi has more than fifteen years of investment advisory experience. He joined Greenwich Street Advisors in 1985. Prior thereto, Mr. Bianchi was employed as a Senior Investment Analyst at Metropolitan Life Insurance Company, where he worked in all sectors of the bond market, specializing in high grade and high yield corporate bonds and notes.



    Mr. Alan Blake, a Managing Director of Smith Barney, is the portfolio manager and manages the day-to-day operations of the Smith Barney Large Capitalization Growth Portfolio, including making all investment decisions. Prior to joining Smith Barney in 1993, Mr. Blake was a Managing Director of Shearson Lehman Advisors.


The Sub-Advisers:

    Alliance Capital Management L.P. Alliance Capital Management L.P. ("Alliance Capital") will serve as Sub-Adviser to the Alliance Growth Portfolio and will manage the day to day operations of the Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays Alliance Capital an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets, paid monthly.

    Alliance is a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world, with over $168 billion in assets under management as of June 30, 1996. Alliance provides investment management services to 33 of the FORTUNE 100 companies.

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48

    Alliance Capital Management Corporation ("ACMC") the sole general partner of Alliance Capital, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States, which is itself a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of five mutual insurance companies.

    Tyler Smith, who is a Senior Vice President of Alliance Capital, is the portfolio manager of the Alliance Growth Portfolio and is principally responsible for the Portfolio's investment program. Prior to joining Alliance Capital in July 1993, Mr. Smith was employed by Equitable Capital Management Corporation ("Equitable Capital"), or its affiliates for more than 20 years.


    A I M Capital Management, Inc. A I M Capital Management, Inc. ("AIM Capital") will serve as Sub-Adviser to the AIM Capital Appreciation Portfolio and will manage the day to day operations of the Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays AIM Capital an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets, paid monthly.

    AIM Capital is a Texas corporation and is located at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. AIM Capital is a wholly-owned subsidiary of A I M Advisors, Inc. ("AIM"), which is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM and its subsidiaries act as manager or adviser to 55 investment company portfolios.

    AIM Capital uses a team approach and a disciplined investment process in providing investment advisory services to all of its accounts, including the AIM Capital Appreciation Portfolio. AIM Capital's investment staff consists of approximately 125 individuals. While individual members of AIM Capital's investment staff are assigned primary responsibility for the day to day management of each of AIM Capital's accounts, all accounts are reviewed on a regular basis by AIM Capital's Investment Policy Committee to ensure that they are being invested in accordance with the account's and AIM Capital's investment policies.

    Jonathan C. Schoolar, David P. Barnard and Robert M. Kippes are primarily responsible for the day to day management of the AIM Capital Appreciation Portfolio. Mr. Schoolar, a chartered financial analyst, is Senior Vice President and Director of AIM Capital, Vice President of AIM and Senior Vice President of AIM Equity Funds, Inc. and has been associated with AIM and/or its affiliates since 1986 and has 14 years of experience as an investment professional. Mr. Barnard is Vice President of AIM Capital and Vice President of AIM Equity Funds, Inc. Mr. Barnard has been associated with AIM and/or its affiliates since 1982 and has 23 years of experience as an investment professional. Mr. Kippes is Vice President of AIM Capital. Mr. Kippes has been associated with AIM and/or its affiliates since 1989 and has eight years of experience as an investment professional.



    Van Kampen American Capital Asset Management, Inc. Van Kampen American Capital Asset Management, Inc. ("VKAC") will serve as Sub-Adviser to the Van Kampen American Capital Enterprise Portfolio and will manage the day to day operations of the Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement, TIA pays VKAC an annual fee calculated at the rate of
 .325% of the Portfolio's average daily net assets, paid monthly.

    VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. VKAC is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"), which, in turn, is a


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                                                                              49
wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley, Dean Witter Discover & Co.

    Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $[ ] billion under management or supervision. Van Kampen American Capital's more that 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.


    Jeff New is responsible for the day-to-day management of the Portfolio. Mr. New has been a portfolio manager with VKAC since April, 1994. Since 1991, Mr. New was an associate portfolio manager. Prior to that he was a securities analyst with Texas Commerce Investment Management Company.

    Chancellor LGT Asset Management, Inc. Chancellor LGT Asset Management, Inc. ("Chancellor LGT") serves as Sub-Adviser to the GT Global Strategic Income Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement, TIA pays Chancellor LGT an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets, paid monthly.

    Chancellor LGT provides investment management and/or administration services to the GT Global Mutual Funds. Chancellor LGT and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of Chancellor LGT are located at 50 California Street, 27th Floor, San Francisco, California 94111 and 1166 Avenue of the Americas, New York, New York 10036.

    Chancellor LGT and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.


    As of October 31, 1997, Chancellor LGT and its worldwide affiliates manage
approximately $[   ] billion of assets. In the United States, as of October 31,
1997, Chancellor LGT manages or administers approximately $[   ] billion of GT
Global Mutual Funds. As of October 31, 1996, assets entrusted to Liechtenstein
Global Trust totaled approximately $[   ] billion.


    On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital, based in New York was the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specializes in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.

    In addition to the investment resources of its San Francisco and New York offices, Chancellor LGT draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, Chancellor LGT employs a team approach, taking advantage of its investment

--------------------------------------------------------------------------------
50
resources around the world in seeking to achieve each fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


    In managing the GT Global Strategic Income Portfolio, Chancellor LGT employs a team approach, taking advantage of the resources of its various investment offices around the world in seeking to achieve the Portfolio's objectives. Michael Mabbutt and Chang-Hock Lau are responsible for the day-to-day management of the Portfolio. Mr. Mabbutt has been Head of Emerging Market Debt for Chancellor LGT Asset Management, Inc. since April, 1997, and Portfolio Manager for LGT Asset Management PLC (London) since December 1996. Prior thereto, Mr. Mabbutt was a Senior Portfolio Manager for Emerging Market Debt at Baring Asset Management (London) from 1992 to December 1996. From 1986 to 1991, Mr. Mabbutt was a fixed income Investment Manager for Norwich Union Life Insurance Society. Chang-Hock Lau also is a Portfolio Manager for GT Global Strategic Income Portfolio. Mr. Lau has been Chief Investment Officer for Developed Market Debt for Chancellor LGT since November 1996, and was a Senior Portfolio Manager for global/international fixed income for Chancellor LGT from July 1995 to November 1996. Prior thereto, Mr. Lau was a Senior Vice President and Senior Portfolio Manager for Fiduciary Trust Company International from 1993 to 1995, and Vice President at Bankers Trust Company from 1991 to 1993. Prior to October 31, 1996, Mr. Lau was an employee only of Chancellor Capital.


    Massachusetts Financial Services Company. Massachusetts Financial Services Company ("MFS") serves as Sub-Adviser to the MFS Total Return Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays MFS an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets.

    MFS also serves as investment adviser to each of the funds in the MFS Family of Funds and to MFS/Sun Life Series Trust, MFS Institutional Trust, MFS Variable Insurance Trust, MFS Union Standard Trust, MFS Municipal Income Trust, MFS Government Markets Income Trust, MFS Multimarket Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, Sun Growth Variable Annuity Fund, Inc. and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly-owned subsidiary, MFS Institutional Advisors, Inc., also provide investment advice to substantial private clients.


    MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net
assets under the management of the MFS organization were approximately $[   ]
billion on behalf of approximately [ ] million investors accounts as of November
29, 1997. As of such date, the MFS organization managed approximately $[    ]
billion of assets in fixed income securities. MFS is a subsidiary of Sun Life of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.


    David M. Calabro, a Vice President of MFS, Geoffrey L. Kurinsky, a Senior Vice President of MFS, Judith N. Lamb, a Vice President of MFS, Lisa B. Nurme, a Vice President of MFS, and Maura A. Shaughnessy, a Vice President of MFS, are the Fund's portfolio managers. Mr. Calabro is the head of this portfolio management

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                                                                              51
team and a manager of the common stock portion of the Fund's portfolio. Mr. Calabro has been employed by MFS since 1992 and served as an analyst and sector portfolio manager with Fidelity Investments prior to that time. Mr. Kurinsky, the manager of the Fund's fixed income securities, has been employed by MFS since 1987. Ms. Lamb, the manager of the Fund's convertible securities, has been employed by MFS since 1992, and served as an analyst with Fidelity Investments prior to that time. Ms. Nurme, a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1987. Ms. Shaughnessy, also a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1991 and served as an analyst with Harvard Management Company prior to that time.

    MFS has established a strategic alliance with Foreign & Colonial Management Ltd. ("Foreign & Colonial"). Foreign & Colonial is a subsidiary of two of the world's oldest financial services institutions, the London-based Foreign & Colonial Investment Trust PLC, which pioneered the idea of investment management in 1868, and HYPO-BANK (Bayerische Hypotheken-und Weschsel-Bank AG), the oldest publicly listed bank in Germany, founded in 1835. As part of this alliance, the portfolio managers and investment analysts of MFS and Foreign & Colonial will share their views on a variety of investment related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. MFS has access to the extensive international equity investment expertise of Foreign & Colonial, and Foreign & Colonial has access to the extensive U.S. equity investment expertise of MFS. MFS and Foreign & Colonial each have investment personnel working in each others offices in Boston and London, respectively.

    In certain instances there may be securities which are suitable for the Fund's portfolio as well as for portfolios of other clients of MFS or clients of Foreign & Colonial. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS and Foreign & Colonial, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.

    Putnam Investment Management, Inc. Putnam Investment Management, Inc. ("Putnam Management") will serve as Sub-Adviser to the Putnam Diversified Income Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays Putnam Management an annual fee calculated at the rate of 0.35% of the Portfolio's average daily net assets, paid monthly.

    Putnam Management principal offices are located at One Post Office Square, Boston, Massachusetts 02109. Putnam is wholly-owned subsidiary of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


    Putnam has been managing mutual funds since 1937. The firm serves as the
investment manager for the funds in the Putnam family, with approximately $[   ]
billion in assets in over three million shareholder accounts as of October 31, 1997. The Putnam Advisory Company, Inc., an affiliate, manages domestic and foreign institutional accounts and foreign mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. Putnam and its affiliates
managed over $[     ] billion in assets as of October 31, 1997.



    Robert M. Paine, D. William Kohli, Gail S. Attridge and Kenneth J. Taubes (each a Senior Vice President of Putnam Management) are primarily responsible for the day-to-day management of the Portfolio. Messers. Paine, Kohli, and Taubes and Ms. Attridge have been employed by Putnam Management since 1987, 1994,


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52

1991 and 1993, respectively. Prior to September, 1994, Mr. Kohli was Executive Vice President and Co-Director of Global Bond Management and Senior Portfolio Manager from 1988 to 1993 at Franklin Advisors/Templeton Investment Counsel. Prior to 1991, Mr. Taubes was Senior Vice President, Finance Division, at United States Trust Company of Boston. Prior to 1993, Ms. Attridge was an International Fixed Income Analyst for Keystone Custodian Funds, Inc.


    The Boston Company Asset Management, Inc. The Boston Company Asset Management, Inc. ("TBCAM") will serve as Sub-Adviser to the TBC Managed Income Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA will pay TBCAM an annual fee calculated at the rate of 0.30% of the Portfolio's average daily net assets, paid monthly.


    TBCAM is located at One Boston Place, Boston, Massachusetts 02108. TBCAM is a wholly-owned subsidiary of The Boston Company, Inc., a financial services holding company, which is an indirect wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). TBCAM provides investment management and investment
advisory services to accounts having total assets at December 31, 1997 of $[   ]
billion.



    Mellon is a publicly-owned multibank holding company registered under the Federal Bank Holding Company Act of 1956 and is the twenty-fourth largest bank holding company in the United States, based on total assets as of December 31,
1997 of $[   ] billion. Through its subsidiaries Mellon provides a comprehensive range of financial products and services in domestic and selected international markets, including domestic retail banking, worldwide commercial banking, trust banking, investment management, commercial financial services, equipment leasing, data processing, residential real estate financing, commercial and consumer real estate financing, stock transfer services, cash management, mortgage servicing and trust and investment management services.


    The Portfolio is managed by a team of portfolio managers led by Arthur J. MacBride, III. Prior to joining The Boston Company in 1988, Mr. MacBride, a Senior Vice President and Director of Fixed Income Securities of TBCAM, was a Principal and the National Sales Manager at Manufacturers Hanover Securities Corporation, where he was responsible for the sale of all fixed income securities. Previously, he did corporate finance/underwriting work in both the U.S. and Europe. In London and Toronto, he worked extensively on the Eurobond Market (coupon and currency swaps). He is a graduate of Franklin and Marshall College and holds a MBA from Fordham University.

Board of Directors

    Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment managers, investment sub-advisers, custodian and transfer agent. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

Portfolio Transactions and Distribution

    SBMFM, TIA and each Sub-Adviser are subject to the supervision and direction of the Fund's Board of Directors and manage the applicable Portfolio in accordance with its investment objective and policies, make investment decisions for the Portfolio, place orders to purchase and sell securities and employ professionals who provide research services. All orders for transactions in securities on behalf of a Portfolio are made by management, with broker-dealers selected by management, including affiliated brokers. In placing orders

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                                                                              53
management will seek to obtain the most favorable price and execution available. In selecting broker-dealers, management may consider research and brokerage services furnished to it and its affiliates.

    Smith Barney distributes shares of the Fund as principal underwriter. In addition, the Fund's Board of Directors has determined that transactions for the Fund may be executed through Smith Barney or any broker-dealer affiliate of Smith Barney (each, an "Affiliated Broker") if, in the judgement of management, the use of an Affiliated Broker is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Affiliated Broker charges the Fund a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal. In addition, the Alliance Growth Portfolio may not deal with Donaldson, Lufkin & Jenrette ("DLJ") (an affiliate of Alliance Capital) in any transaction in which DLJ acts as principal. In addition, the Van Kampen American Capital Enterprise Portfolio may not deal with Morgan Stanley & Co., Inc. ("Morgan Stanley") (an affiliate of VK/AC Holding, Inc.) in any transaction in which Morgan Stanley acts as principal.

                              SHARES OF THE FUND
================================================================================

General


    The Fund, an open-end managed investment company, was incorporated in Maryland on February 22, 1994. The Fund has an authorized capital of 6,000,000,000 shares with a par value of $.00001 per share. The Board of Directors has authorized the issuance of thirteen series of shares, each representing shares in one of thirteen separate Portfolios - the Smith Barney Income and Growth Portfolio, the Alliance Growth Portfolio, the AIM Capital Appreciation Portfolio, the Van Kampen American Capital Enterprise Portfolio, the Smith Barney International Equity Portfolio, the Smith Barney Pacific Basin Portfolio, the TBC Managed Income Portfolio, the Putnam Diversified Income Portfolio, the GT Global Strategic Income Portfolio, the Smith Barney High Income Portfolio, the MFS Total Return Portfolio, the Smith Barney Large Capitalization Growth Portfolio and the Smith Barney Money Market Portfolio. The Directors also have the power to create additional series of shares. The assets of each Portfolio will be segregated and separately managed and a shareowner's interest is in the assets of the Portfolio in which he or she holds shares.


Voting Rights

    The Fund offers its shares only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of the Fund and, under the 1940 Act, is deemed to be in control of the Fund. Nevertheless, with respect to any Fund shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contractowners who own units in a separate account investment division which corresponds to shares in the Fund in accordance with the procedures set forth in the accompanying prospectus for the applicable contract issued by the insurance company and to the extent required by law. Shares of the Fund attributable to contractowner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

    Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual Portfolio except to the extent required by the 1940 Act. The Fund is not required to hold annual shareowner meetings, although special meetings may be called for the Fund as a whole, or a

--------------------------------------------------------------------------------
54
specific Portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareowners may cause a meeting of shareowners to be held upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of Directors.

Availability of the Fund

    Investment in the Fund is only available to owners of either variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. It is possible that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts to be invested simultaneously in the Fund. However, the Fund does not currently foresee any disadvantages to the contractowners of the different contracts which are funded by such separate accounts. The Board monitors events for the existence of any material irreconcilable conflict between or among such owners, and each insurance company will take whatever remedial action may be necessary to resolve any such conflict. Such action could include the sale of Fund shares by one or more of the insurance company separate accounts which fund these contracts, which could have adverse consequences to the Fund. Material irreconcilable conflicts could result from, for example: (a) changes in state insurance laws; (b) changes in U.S. federal income tax laws; or (c) differences in voting instructions between those given by variable annuity contractowners and those given by variable life insurance contractowners. If the Board were to conclude that separate series of the Fund should be established for variable annuity and variable life separate accounts, each insurance company would bear the attendant expenses. Should this become necessary, contractowners would presumably no longer have the economies of scale resulting from a larger combined mutual fund.

                       DETERMINATION OF NET ASSET VALUE
================================================================================

    The net asset value of each Portfolio's shares is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is currently 4:00 P.M. New York City time on each day that the NYSE is open, by dividing the Portfolio's net assets by the number of its shares outstanding. Securities owned by a Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales price on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by a Portfolio will be subtracted from that Portfolio's net assets. Any other investments of a Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that a Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable

--------------------------------------------------------------------------------
period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by management.

    Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of a Portfolio may not take place contemporaneously with the determination of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in a Portfolio's net asset value unless management under the supervision of the Fund's Board of Directors, determines that the particular event would materially affect the net asset value. As a result, a Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to such Portfolio.

--------------------------------------------------------------------------------
56

                                  APPENDIX A
================================================================================

                          RATINGS ON DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

    Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

    A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

    Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
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                                                                              57

Standard & Poor's

    AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' or 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

    L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

    + - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

    * - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

    NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch Investors Service, Inc.

    AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

    AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

--------------------------------------------------------------------------------
58

    A - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

    B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin safety and the need for reasonable business and economic activity throughout the life of the issue.

    CCC - Bonds have certain identifiable characteristics which if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

    CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

    C - Bonds are in imminent default in payment of interest or principal.

    Plus (+) Minus (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

    NR - Indicates that Fitch does not rate the specific issue.

    Conditional - A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

    Suspended - A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

    Withdrawn - A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion when an issuer fails to furnish proper and timely information.

    FitchAlert - Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

    Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

--------------------------------------------------------------------------------

    Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

    A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

    A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

IBCA Limited or its affiliate, IBCA Inc.

    A-1+ - This designation indicates the highest capacity for timely repayment.

    A-1 - Capacity for timely repayment on issues with this designation is very strong.

    A-2 - This designation indicates a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Fitch Investors Service, Inc.

    F-1+ - Indicates the strongest degree of assurance for timely payment.

    F-1 - This designation reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2 - This indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc.

    Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

    Duff 1 - Indicates a high certainty of timely payment.

    Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch ("TBW")

    TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

    TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

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                              VINTAGE TIFFANY LAMP





                         [PHOTO OF LAMP APPEARS HERE]










                              P R O S P E C T U S

L 12410                   Travelers Series Fund Inc.
   SB Ed. 2-97

--------------------------------------------------------------------------------


PART B


February 28, 1998



TRAVELERS SERIES FUND INC.

388 Greenwich Street

New York, New York  10013



STATEMENT OF ADDITIONAL INFORMATION





Shares of the Travelers Series Fund Inc. (the "Fund") are offered with a choice of thirteen Portfolios:





The Smith Barney Income and Growth Portfolio seeks current income and long-term growth of income and capital.  This Portfolio

invests primarily, but not exclusively, in common stocks.



The Alliance Growth Portfolio seeks long-term growth of capital.

Current income is only an incidental consideration.



The AIM Capital Appreciation Portfolio seeks capital appreciation by investing principally in common stocks, with emphasis on

medium-sized and smaller emerging growth companies.



The Van Kampen American Capital Enterprise Portfolio seeks capital appreciation through investment in securities believed by its investment adviser to have above average potential for capital appreciation.



The Smith Barney International Equity Portfolio seeks total return on its assets from growth of capital and income and will invest at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.



The Smith Barney Pacific Basin Portfolio seeks long-term capital appreciation through investment primarily in equity securities of the Asian Pacific Countries.



The TBC Managed Income Portfolio seeks high current income

consistent with what its investment adviser believes to be prudent risk of capital through investment in various types of debt

securities.



The Putnam Diversified Income Portfolio seeks high current income consistent with preservation of capital.



The GT Global Strategic Income Portfolio primarily seeks high current income and, secondarily, capital appreciation by investing in the debt securities of issuers in the United States, developed foreign countries and emerging markets.



The Smith Barney High Income Portfolio seeks high current income by investing at least 65% of its assets in high-yielding corporate debt obligations.  Capital appreciation is a secondary objective.



The MFS Total Return Portfolio seeks above-average income

(compared to a portfolio invested entirely in equity securities)

consistent with prudent employment of capital.  While current income is the primary objective, the Portfolio believes that there should be a reasonable opportunity for growth of capital and income.





The Smith Barney Large Capitalization Growth Portfolio seeks long-

term growth of capital by investing in equity securities of

companies with large market capitalizations.





The Smith Barney Money Market Portfolio seeks maximum current income and preservation of capital.



	This Statement of Additional Information is not a

Prospectus.  It is intended to provide more detailed information about Travelers Series Fund Inc. as well as matters already

discussed in the Prospectus and therefore should be read in

conjunction with the February 28, 1998 Prospectus which may be obtained from the Fund or your Financial Consultant.  Shares of the Fund may only be purchased by insurance company separate accounts.



TABLE OF CONTENTS





Directors and Officers 	 2



Investment Policies 	 5



Investment Restrictions 	 26



Performance Information 	 43



Determination of Net Asset Value 	 44



Redemption of Shares 	 44



Custodians 	 44



Independent Auditors 	 45



The Fund 	 45



Management Agreements 	 46



Voting Rights 	 52



Financial Statements 	 53







DIRECTORS AND OFFICERS





VICTOR K. ATKINS, Director  (Age 75)

Retired;  Former President of Lips Propellers, Inc.  Director of

two investment companies associated with Smith Barney Inc. ("Smith

Barney");  His address is 120 Montgomery Street, Suite 1880, San

Francisco, CA.



ABRAHAM E. COHEN, Director (Age 61)

Consultant to MeesPierson, Inc., a Dutch investment bank;

Consultant to and Board Member, Chugai Pharmaceutical Co. Ltd.;

Director of Agouron Pharmaceuticals, Inc., Akzo Nobel NV,

Vasomedical, Inc., Teva Pharmaceutical Ind., Ltd., Neurobiological

Technologies Inc., Vion Pharmaceuticals, Inc., BlueStone Capital

Partners, LP. and The Population Council, an international public interest organization. His address is c/o Chugai Pharma USA, 444

Madison Ave., 12th Floor, New York, New York 10022.



ROBERT A. FRANKEL, Director (Age 70)

Managing Partner of Robert A. Frankel Management Consultants;

former Corporate Vice President of The Reader's Digest

Association, Inc. Director of eight investment companies

associated with Smith Barney; His address is 108 Grand Street,

Croton-on-Hudson, New York.



RAINER GREEVEN, Director (Age 60)

Attorney, Greeven & Ercklentz;  Director of two investment

companies associated with Smith Barney.  His address is 630 Fifth

Avenue, Suite 1905, New York, New York.





SUSAN M. HEILBRON, Director (Age 52)

Attorney;  Director of two investment companies associated with

Smith Barney.  Her address is c/o Lacey & Heilbron, 3 East 54th

Street, 9th Floor, New York, New York, 10022.



*HEATH B. McLENDON, Chairman of the Board and Chief Executive

Officer  (Age 64)

Managing Director of Smith Barney; President and Director of Smith

Barney Mutual Funds Management Inc. ("SBMFM") and Travelers

Investment Adviser, Inc.("TIA"); Chairman of Smith Barney Strategy

Advisers Inc., prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers, Inc.; Vice Chairman of Shearson Asset

Management. Director of forty-one investment companies associated with Smith Barney.



JAMES M. SHUART, Director (Age 66)

President, Hofstra University;.  Director of European American

Bank; Director of Long Island Tourism and Convention Commission;

and Director of Association of Colleges and Universities of the

State of New York.  Director of two investment companies

associated with Smith Barney.  His address is c/o Hofstra

University, 101 Hofstra University, Hempstead, New York, 11550.



*BRUCE D. SARGENT, Vice President  (Age 53)

Managing Director of Smith Barney and Vice President and Director

of SBMFM; Vice President of three investment companies associated with Smith Barney.



*LEWIS E. DAIDONE, Senior Vice President and Treasurer  (Age 40)

Managing Director of Smith Barney and Director and Senior Vice

President of SBMFM and TIA; Senior Vice President and Treasurer of

forty-one investment companies associated with Smith Barney.



*JAMES B. CONHEADY, Vice President  (Age 61)

Managing Director of Smith Barney; Vice President of Smith Barney

World Funds, Inc.



*JEFFREY RUSSELL, Vice President  (Age 39)

Managing Director of Smith Barney; Vice President of Smith Barney

World Funds, Inc.



*JOHN C. BIANCHI, Vice President  (Age 42)

Managing Director of Smith Barney;  prior to July 1993, Managing

Director of Shearson Lehman Advisors ("SLA"); Vice President of

certain other investment companies associated with Smith Barney;



*MARTIN HANLEY, Vice President  (Age 31)

Vice President of Smith Barney; Vice President of certain other investment companies associated with Smith Barney.



*DAVID ISHIBASHI, Vice President  (Age 42)

Vice President of Smith Barney;  prior to 1993, Vice President of

S.G. Warburg.



*SCOTT KALB, Vice President  (Age 41)

Managing Director of Smith Barney;  prior to 1993,  Managing

Director of SLA.



*PHYLLIS M. ZAHORODNY, Vice President (Age 39)

Managing Director of Smith Barney;  prior to July 1993,  Managing

Director of SLA; Vice President of certain other investment

companies associated with Smith Barney.



*IRVING DAVID, Controller and Assistant Secretary (Age 37)

Director of Smith Barney. Controller and Assistant Secretary of

certain other investment companies associated with Smith Barney.

Formerly Assistant of First Investment Management Company.



*THOMAS M. REYNOLDS, Controller and Assistant Secretary (Age 37)

Director of Smith Barney; Controller and Assistant Secretary.

Controller and Assistant Secretary of certain other investment companies associated with Smith Barney.



*CHRISTINA T. SYDOR, Secretary  (Age 45)

Managing Director of Smith Barney, General Counsel and Secretary

of SBMFM and TIA and Secretary of forty-one investment companies associated with Smith Barney.



___________________

* Designates "interested persons" as defined in the Investment

Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013 unless otherwise noted.  Such persons are not separately compensated for their services as Fund officers or Directors.





	Thomas M. Reynolds is the Controller and Assistant Secretary

for each of the following Portfolios: the AIM Capital Appreciation

Portfolio, the Alliance Growth Portfolio, the MFS Total Return

Portfolio, the Putnam Diversified Income Portfolio, the Smith

Barney High Income Portfolio, the Smith Barney Large

Capitalization Growth Portfolio, the TBC Managed Income Portfolio

and the Van Kampen American Enterprise Portfolio.



	Irving P. David is the Controller and Assistant Secretary

for each of the following Portfolios: the GT Global Strategic

Income Portfolio, the Smith Barney International Equity Portfolio,

the Smith Barney Pacific Basin Portfolio and the Smith Barney

Money Market Portfolio.



	On January [  ], 1998 Directors and officers owned in the

aggregate less than 1% of the outstanding securities of the Fund.





	The following table shows the compensation paid by the Fund

to each director during the Fund's last fiscal year.  None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.







					Pension				Number

					or Re				of Funds

					tirement		Total		for Which

			Aggregate	Benefits		Compen		Director

			Compen		Accrued		sation		Serves

			sation		as Part		from Fund	within

			from		of Fund's	and Fund	Fund

Director			the Fund	Expenses	Complex	Complex


Victor K. Atkins		$12,220		$0		$27,400		2

Robert A. Frankel	12,220		0		75,725		8

Ranier Greeven		12,220 		0		27,400		2

Susan M. Heilbron	12,220		0		27,400		2

Heath B. McLendon	0		0		0		41

James M. Shuart		12,220		0		27,400		2






INVESTMENT POLICIES



	Repurchase and Reverse Repurchase Agreements.  Each

Portfolio may on occasion enter into repurchase agreements,

wherein the seller agrees to repurchase a security from the

Portfolio at an agreed-upon future date, normally the next

business day.  The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security.  Each Portfolio requires continual maintenance of the market value of the

collateral in amounts at least equal to the repurchase price plus accrued interest, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date;

however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the

repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Directors.  It is the policy of each Portfolio (except the Smith Barney Money Market

Portfolio) not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by a Portfolio amount to more than 15%

of that Portfolio's net assets.  The Smith Barney Money Market

Portfolio may not invest in such securities if, together with any other illiquid assets held by it amount to more than 10% of its total assets.



	The Smith Barney International Equity Portfolio and the

Smith Barney Pacific Basin Portfolio may each enter into reverse repurchase agreements with broker/dealers and other financial institutions with up to 5% of its net assets.  The GT Global

Strategic Income Portfolio may enter into such transactions with up to 33-1/3% of its total assets, so long as the total amount of that Portfolio's borrowings do not exceed 33-1/3% of its total assets.  Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing.  Since the proceeds of borrowings under reverse

repurchase agreements are invested, this would introduce the speculative factor known as "leverage."  The securities purchased with the funds obtained from the agreement and securities

collateralizing the agreement will have maturity dates no later than the repayment date.  Generally the effect of such a

transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities.  Such transactions are only advantageous if the

Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Portfolio intends to use the reverse repurchase technique only when management believes it will be advantageous to the Portfolio.  The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Portfolio's assets.

 The Portfolio's custodian bank will maintain a separate account for the Portfolio with securities having a value equal to or greater than such commitments.



	Securities Lending.  Each Portfolio (except the Van Kampen

American Capital Enterprise Portfolio and the Smith Barney Money

Market Portfolio), may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. government securities equal to no less than the market value, determined daily, of the securities loaned.  The Portfolio will receive amounts equal to dividends or interest on the securities loaned.

It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments.  In connection with lending of

securities the Portfolio may pay reasonable finders,

administrative and custodial fees.  Management will limit such lending to not more than:  (a) 33 1/3% of the value of the total assets of each of the TBC Managed Income Portfolio and the AIM

Capital Appreciation Portfolio; (b) 30% of the value of the total assets of each of the GT Global Strategic Income Portfolio and the

MFS Total Return Portfolio; (c) 20% of the value of the total assets of each of the Smith Barney Income and Growth Portfolio and the Smith Barney High Income Portfolio; (d) 25% of the value of the total assets of each of the Alliance Growth Portfolio and the

Putnam Diversified Income Portfolio; and (e) 15% of the value of the total assets of each of the Smith Barney International Equity

Portfolio and the Smith Barney Pacific Basin Portfolio.  Where

voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the

securities loaned.  Apart from lending its securities and

acquiring debt securities of a type customarily purchased by financial institutions, none of the foregoing Portfolios will make loans to other persons.  The risks in lending portfolio

securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the

recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.  Loans will only be made to borrowers whom management deems to be of good standing and will not be made unless, in the judgment of management, the interest to be earned from such loans would justify the risk.



	By lending its securities, a Portfolio can increase its

income by continuing to receive interest on the loaned securities,

by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when

U.S. government securities are used as collateral.  Each Portfolio will adhere to the following conditions whenever it lends its securities:  (1) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral will be maintained by daily marking to

market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other

distributions on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Portfolio's Board of Directors must terminate the loan and regain the Portfolio's right to vote the securities.





	Foreign Investments.   Each Portfolio may invest its assets

in the securities of foreign issuers as described in the

Prospectus.  Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure,

or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on

securities in a Portfolio.  If it should become necessary, a

Portfolio might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States.

Because a Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of

portfolio securities and the appreciation or depreciation of

investments.   In addition, there may be less publicly available

information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial

reporting standards, practices and requirements comparable to those applicable to U.S. companies.  Investments in foreign

securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commission on foreign exchanges, the expense of

maintaining securities with foreign custodians, the imposition of transfer taxes or transaction charges associated with foreign exchanges or foreign withholding taxes.



	For many foreign securities, there are U.S. dollar-

denominated American Depository Receipts ("ADRs"), which are traded in the United States on exchanges or over the counter and are sponsored and issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  Because ADRs trade on

United States securities exchanges, they are not generally treated as foreign securities. Although investment in the form of ADRs or

EDRs (see definition below) facilitates trading in foreign

securities,  it does not mitigate the risks associated with

investing in foreign securities.  By investing in ADRs rather than directly in foreign issuers' stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales.

 In general, there is a large, liquid market in the United States for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which

standards are more uniform and more exacting that those to which many foreign issuers may be subject.



	The AIM Capital Appreciation Portfolio, which may not invest more than 20% of its total assets in foreign securities, includes

ADRs as well as European Depository Receipts ("EDRs") and other securities representing underlying securities of foreign issuers as foreign securities for purposes of this limitation.  EDRs,

which sometimes are referred to as Continental Depository Receipts

("CDRs") are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and

EDRs, in bearer form, are designed for use in European securities markets.



	The Smith Barney Large Capitalization Growth Portfolio may

invest in securities of non-U.S. issuers in the form of ADRs,

EDRs, CDRs or similar securities representing interests in the common stock of foreign issuers.  Management intends to limit the

Portfolio's investment in these types of securities to 10% of the

Portfolio's net assets.





	 Emerging Markets.  The Putnam Diversified Income Portfolio,

the GT Global Strategic Income Portfolio, the MFS Total Return

Portfolio and the Smith Barney High Income Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the each such Portfolio's investment

opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.



	Investors should note that upon the accession to power of

authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which maybe

represented by the securities purchased by the Portfolios. The claims of property owners against those governments were never finally settled.  There can be no assurance that any property represented by securities purchased by Portfolios will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Portfolios could lose a

substantial portion of their investments in such countries. Each

Portfolio's investments would similarly be adversely affected by exchange control regulation in any of those countries.



	Certain countries in which the Portfolios may invest may

have vocal minorities that advocate radical religious or

revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the

potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Portfolios' investment in those

countries.



	Settlement mechanisms in emerging market securities may be

less efficient and reliable than in more developed markets.  In such emerging securities markets there may be share registration and delivery delays and failures.



	U.S. Government Securities.  Each Portfolio may invest in

direct obligations of the United States and obligations issued by

U.S. government agencies and instrumentalities.  Included among direct obligations of the United States are Treasury Bills,

Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities.  Included among the securities issued by U.S. government agencies and instrumentalities are:  Securities that are supported by the full faith and credit of the United

States (such as Government National Mortgage Association

certificates); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of

Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage

Association and Federal Home Loan Mortgage Corporation bonds).



	Zero Coupon, Pay-In-Kind and Delayed Interest Securities.

The Alliance Growth Portfolio, the TBC Managed Income Portfolio,

the Putnam Diversified Income Portfolio, the GT Global Strategic

Income Portfolio and the MFS Total Return Portfolio may invest in zero coupon, pay-in-kind and delayed interest securities as well as custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest

payments, principal payments or both on certain U.S. government securities.  Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity.  When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.  Pay-in-kind securities pay interest through the issuance to the holders of additional securities, and delayed interest securities are securities which do not pay interest for a specified period.  Because interest on zero coupon, pay-in-kind and delayed interest securities is not paid on a current basis,

the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly and may be more speculative than such securities.

 Accordingly, the values of these securities may be highly

volatile as interest rates rise or fall.  In addition, the

Portfolio's investments in zero coupon, pay-in-kind and delayed interest securities will result in special tax consequences.

Although zero coupon securities do not make interest payments, for tax purposes a portion of the difference between a zero coupon security's maturity value and its purchase price is taxable income of the Portfolio each year.



	Custodial receipts evidencing specific coupon or principal

payments have the same general attributes as zero coupon U.S.

government securities but are not considered to be U.S. government securities.  Although under the terms of a custodial receipt a

Portfolio is typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer.  Thus, in the event the underlying issuer fails to pay principal and/or interest when due,

a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the

underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.



	Loan Participations and Other Direct Indebtedness.  The

Putnam Diversified Income Portfolio, the GT Global Strategic

Income Portfolio and the MFS Total Return Portfolio may purchase loan participations and other direct claims against a borrower. In purchasing a loan participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the

collateral can be liquidated.



	These loans are made generally to finance internal growth,

mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the

syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment,

pursuant to which the Portfolio would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary.  A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services.

These claims may also be purchased at a time when the company is in default.



	Certain of the loan participations acquired by a Portfolio

may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.

 A Portfolio's ability to receive payments of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loan participations and other direct investments which a Portfolio will purchase, management will rely upon its

(and not that of the original lending institution's) own credit analysis of the borrower. As a Portfolio may be required to rely upon another lending institution to collect and pass on to it amounts payable with respect to the loan and to enforce its rights under the loan, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Portfolio from

receiving such amounts.  In such cases, a Portfolio will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer"

of the loan participation for purposes of certain investment restrictions pertaining to the diversification of the Portfolio's portfolio investments. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Investments in such loans may involve additional risks to a Portfolio. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral,

and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a

Portfolio could be held liable as a co-lender. It is unclear whether loans and other forms of direct indebtedness offer

securities law protection against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio relies on management's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

In addition, loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that management determines that any such investments are illiquid, a Portfolio will include them in the investment limitations described below.





	Mortgage-Backed Securities.  The TBC Managed Income

Portfolio, the Putnam Diversified Income Portfolio,  the Smith

Barney High Income Portfolio and the MFS Total Return Portfolio

may invest in mortgage backed securities, which are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are "passed through" to the holders of the securities

(net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The

average life of these securities is likely to be substantially shorter than their stated final maturity as a result of

unscheduled principal prepayment. Prepayments on underlying

mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to a Portfolio may be different than the quoted yield on the securities. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities.





	Payment of principal and interest on some mortgage

pass-through securities (but not the market value of the

securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities

guaranteed by the Government National Mortgage Association

("GNMA"); or guaranteed by agencies or instrumentalities of the

U.S. government (such as the Federal National Mortgage Association

("FNMA") or the Federal Home Loan Mortgage Corporation, ("FHLMC")

which are supported only by the discretionary authority of the

U.S. government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions,

private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.



	Interests in pools of mortgage-related securities differ

from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both

interest and principal payments. In effect, these payments are a

"pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale,

refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through

securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled

payment dates regardless of whether the mortgagor actually makes the payment.



	The principal governmental guarantor of mortgage

pass-through securities is the GNMA. GNMA is a wholly-owned U.S.

government corporation within the Department of Housing and Urban

Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA

(such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or

VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities.

GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.



	Government-related guarantors (i.e., whose guarantees are

not backed by the full faith and credit of the U.S. government)

include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban

Development. FNMA purchases conventional residential mortgages

(i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally-chartered savings and loan associations,

mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.



	FHLMC is also a government-sponsored corporation owned by

private stockholders. FHLMC issues Participation Certificates

("PCs") which represent interests in conventional mortgages (i.e.,

not federally insured or guaranteed) from FHLMC's national

portfolio. FHLMC guarantees timely payment of interest and

ultimate collection of principal regardless of the status of the underlying mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the

underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and

principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities,

private insurers and the mortgage poolers. There can be no

assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee

arrangements. A Portfolio may also buy mortgage-related securities without insurance or guarantees.





	Other Asset-Backed Securities: The TBC Managed Income

Portfolio, the Putnam Diversified Income Portfolio,  the Smith

Barney High Income Portfolio and the MFS Total Return Portfolio

may invest in other asset-backed securities. These securities,

issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan

receivables, representing the obligations of a number of different parties.





	Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards,

thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these

obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.



	Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the

receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support.

The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.





	Real Estate Investment Trusts ("REITs").   The Alliance

Growth Portfolio may invest without limitations in shares of

REITs.  REITs are pooled investment vehicles which invest

primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity

REITs,  mortgage REITs or a combination of equity and mortgage

REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection or rents.  Equity REITs  can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986,

as amended (the "Code").  Also,  the Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests.  REITs are sensitive to factores such as changes in real estate values and property taxes,  interest rates,  cash flow of underlying real estate assets,  overbuilding,

 and the management skill and credit worthiness of the issuer.

REITs may also be affected by tax and regulatory requirements.





	"Dollar Roll" Transactions.  As described in the Prospectus,

the TBC Managed Income Portfolio, the Putnam Diversified Income

Portfolio and the GT Global Strategic Income Portfolio may enter into "dollar roll" transactions pursuant to which they sell fixed income securities for delivery in the current month and

simultaneously contract to repurchase substantially similar

securities on a specified future date.  The MFS Total Return

Portfolio may enter in similar transactions pursuant to which the

Portfolio sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by receipt of a

commitment fee.





	Convertible Securities and Synthetic Convertible Securities.

 The Smith Barney Income and Growth Portfolio, the Alliance Growth

Portfolio, the AIM Capital Appreciation Portfolio, the Van Kampen

American Capital Enterprise Portfolio, the Smith Barney

International Equity Portfolio, the Smith Barney Pacific Basin

Portfolio, the TBC Managed Income Portfolio, the Putnam

Diversified Income Portfolio, the GT Global Strategic Income

Portfolio, the Smith Barney High Income Portfolio, the MFS Total

Return Portfolio and the Smith Barney Large Capitalization Growth

Portfolio may invest in convertible securities and synthetic convertible securities.  Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock.  Convertible securities have general characteristics similar to both fixed-

income and equity securities.  Although to a lesser extent than with fixed-income securities generally, the market value of

convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity

securities.





	Like fixed-income securities, convertible securities are

investments which provide for a stable stream of income with generally higher yields than common stocks.  Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.  Convertible securities, however,

generally offer lower interest or dividend yields than non-

convertible securities of similar quality because of the potential for capital appreciation.  A convertible security, in addition to providing fixed income, offers the potential for capital

appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the

underlying common stock.  However, there can be no assurance of capital appreciation because securities prices fluctuate.



	Convertible securities generally are subordinated to other

similar but non-convertible securities of the same issuer,

although convertible bonds enjoy seniority in right of payment to all equity securities, and convertible preferred stock  is senior to common stock of the same issuer.  Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.



	Unlike a convertible security, which is a single security, a synthetic convertible security is comprised of distinct securities that together resemble convertible securities in certain respects.

 Synthetic convertible securities are typically created by

combining non-convertible bonds or preferred stocks with warrants or stock call options.  The options that will form elements of synthetic convertible securities may be listed on a securities exchange or on the National Association of Securities Dealers

Automated Quotation System or may be privately traded.  The

components of a synthetic convertible security generally are not offered as a unit and may be purchased and sold by the Portfolio at different times.  Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations.



	Investing in synthetic convertible securities involves the

risk normally involved in holding the securities comprising the synthetic convertible security.





	When-Issued, Delayed-delivery and Forward Commitment

Securities.  The Smith Barney Income and Growth Portfolio, the

Alliance Growth Portfolio, the TBC Managed Income Portfolio, the

Putnam Diversified Income Portfolio, the GT Global Strategic

Income Portfolio, the Smith Barney High Income Portfolio, the MFS

Total Return Portfolio and the Smith Barney Large Capitalization

Growth Portfolio may purchase securities on a when-issued basis,

or may purchase or sell securities for delayed delivery.  In when-

issued or delayed-delivery transactions, delivery of the

securities occurs beyond normal settlement periods, but no payment or delivery will be made by a Portfolio prior to the actual

delivery or payment by the other party to the transaction.  A

Portfolio will not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date.  A

Portfolio will establish with its custodian a segregated account consisting of cash, U.S. government securities or other liquid securities, in an amount equal to the amount of the Portfolio's when-issued and delayed-delivery purchase commitments.  Placing securities rather than cash in the segregated account may have a leveraging effect on the Portfolio's net asset value per share;

that is, to the extent that the Portfolio remains substantially fully invested in securities at the same time that it has

committed to purchase securities on a when-issued or delayed-

delivery basis, greater fluctuations in its net asset value per share may occur than if it had set aside cash to satisfy its purchase commitments.  Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their delivery.  Purchasing securities on a when-issued or delayed-

delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.





	Short Sales Against the Box.  The Van Kampen American

Capital Enterprise Portfolio, the GT Global Strategic Income

Portfolio, the AIM Capital Appreciation Portfolio and the Smith

Barney High Income Portfolio may each make short sales of

securities in order to reduce market exposure and/or to increase its income if, at all times when a short position is open, (the

"AIM Capital Appreciation Portfolio will limit investments such that nor more than 10% of the value of its nets assets will be deposited as collateral for such sales at any time) the Portfolio owns an equal or greater amount of such securities or owns

preferred stock, debt or warrants convertible or exchangeable into an equal or greater number of the shares of the securities sold short.  Short sales of this kind are referred to as short sales

"against the box."  The broker-dealer that executes a short sale generally invests the cash proceeds of the sale until they are paid to the Portfolio.  Arrangements may be made with the broker-

dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds.  The Portfolio will

segregate the securities against which short sales against the box have been made in a special account with its custodian.



	Commercial Bank Obligations.  For the purposes of each

Portfolio's investment policies with respect to bank obligations

(such as certificates of deposit ("CDs"), time deposits ("TDs")

and bankers' acceptances), obligations of foreign branches of U.S.

banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation.

As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of

foreign banks may subject the Portfolio to investment risks that are different in some respects from those of investments in

obligations of domestic issuers.  Although a Portfolio will

typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of

purchase in excess of U.S. $1 billion (or the equivalent thereof),

this U.S. $1 billion figure is not a fundamental investment policy or restriction of the Portfolio.  For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.



	Commercial Paper.  With respect to each Portfolio's

investment policies with respect to commercial paper, such

security consists of short-term (usually from 1 to 270 days)

unsecured promissory notes issued by corporations in order to finance their current operations.  A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, pursuant to which the lender may determine to invest varying amounts.  Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.  Each Portfolio (except the Smith

Barney Money Market Portfolio), therefore, may not invest in a master demand note, if as a result more than 15% of the value of each such Portfolio's total assets would be invested in such notes and other illiquid securities.  The Smith Barney Money Market

Portfolio may not invest in such notes if more than 10% of the value of its total assets would be invested in such notes and other illiquid securities.



	Options, Futures Contracts and Related Options.  The

following information on options, futures contracts and related options applies to the Portfolios as described in the Prospectus.

 In addition, new options and futures contracts and various

combinations thereof continue to be developed and the Portfolios may invest in any such options and contracts as may be developed to the extent consistent with its investment objective and

regulatory requirements applicable to investment companies.



	Writing Covered Call Options.  The Smith Barney Income and

Growth Portfolio, the Alliance Growth Portfolio, the AIM Capital

Appreciation Portfolio, the Van Kampen American Capital Enterprise

Portfolio, the Smith Barney International Equity Portfolio, the

Smith Barney Pacific Basin Portfolio, the Putnam Diversified

Income Portfolio, the GT Global Strategic Income Portfolio, the

Smith Barney High Income Portfolio and the MFS Total Return

Portfolio may write (sell) covered call options. A Portfolio may write (sell) covered call options for hedging purposes or to increase its portfolio return.  Covered call options will

generally be written on securities and currencies which, in the opinion of management, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.  (the "AIM Capital

Appreciation Portfolio" will not write covered call options for speculative purposes).



	A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price)

at any time until a certain date (the expiration date).  So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price.  This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.  Management believes that the writing of covered call

options is less risky than writing uncovered or "naked" options,

which the Portfolios will not do.



	Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment

objective.  When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or currency decline.  Unlike one who owns securities or currencies not subject to an option, the Portfolio has no control over when it may be required to sell the underlying

securities or currencies, since the option may be exercised at any time prior to the option's expiration.  If a call option which the

Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or

currency during the option period.  If the call option is

exercised, the Portfolio will realize a gain or loss from the sale of the underlying security or currency.  The security or currency covering the call option will be maintained in a segregated

account of the Portfolio's custodian.  The Portfolio does not consider a security or currency covered by a call option to be

"pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.



	The premium the Portfolio receives for writing a call option is deemed to constitute the market value of an option.  The

premium the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period.  In determining whether a particular call option should be written on a particular security or currency, management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.  The premium received by the Portfolio for writing

covered call options will be recorded as a liability in the

Portfolio's statement of assets and liabilities.  This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset

Value" in the Prospectus.  The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option.  The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.



	Closing transactions will be effected in order to realize a

profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency.  Furthermore, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.  If the

Portfolio desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to,

or concurrently with, the sale of the security or currency.  There is no assurance that the Portfolio will be able to effect such closing transactions at a favorable price.  If the Portfolio cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be a market risk with respect to the security or currency.



	Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts.  Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.



	Call options written by each Portfolio will normally have

expiration dates of less than nine months from the date written.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or

currencies at the time the options are written.  From time to time, the Portfolio may purchase an underlying security or

currency for delivery in accordance with the exercise of an

option, rather than delivering such security or currency from its portfolio.  In such cases, additional costs will be incurred.



	Each Portfolio will realize a profit or loss from a closing

purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.



	Purchasing Put Options.  The Smith Barney Income and Growth

Portfolio, the Alliance Growth Portfolio, the Van Kampen American

Capital Enterprise Portfolio, the Smith Barney International

Equity Portfolio, the Smith Barney Pacific Basin Portfolio, the

Putnam Diversified Income Portfolio, the GT Global Strategic

Income Portfolio, the Smith Barney High Income Portfolio and the

MFS Total Return Portfolio may purchase put options.  As the holder of a put option, the Portfolio has the right to sell the underlying security or currency at the exercise price at any time during the option period.  The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.



	Each Portfolio may purchase a put option on an underlying

security or currency (a "protective put") owned by the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency.  Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value.  For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when management deems it desirable to

continue to hold the security or currency because of tax

considerations.  The premium paid for the put option and any transaction costs would reduce any capital gain otherwise

available for distribution when the security or currency is

eventually sold.



	Each Portfolio may also purchase put options at a time when

the Portfolio does not own the underlying security or currency.

By purchasing put options on a security or currency it does not own, the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency.  If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the

Portfolio will lose its entire investment in the put option.  In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.



	The premium paid by a Portfolio when purchasing a put option will be recorded as an asset in the Portfolio's statement of assets and liabilities.  This asset will be adjusted daily to the option's current market value, which will be calculated as

described in "Determination of Net Asset Value" in the Prospectus.

 The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option.  The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.



	Purchasing Call Options.  The Smith Barney Income and Growth

Portfolio, the Alliance Growth Portfolio, the Van Kampen American

Capital Enterprise Portfolio, the Smith Barney International

Equity Portfolio, the Smith Barney Pacific Basin Portfolio, the

Putnam Diversified Income Portfolio, the GT Global Strategic

Income Portfolio, the Smith Barney High Income Portfolio and the

MFS Total Return Portfolio may purchase call options.  As the holder of a call option, a Portfolio has the right to purchase the underlying security or currency at the exercise price at any time during the option period.  The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.  Call options may be purchased by the

Portfolio for the purpose of acquiring the underlying security or currency for its portfolio.  Utilized in this fashion, the

purchase of call options enables the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid.  At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly.  This technique may also be useful to the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market

purchases.  So long as it holds such a call option rather than the underlying security or currency itself, the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.



	A Portfolio may also purchase call options on underlying

securities or currencies it owns in order to protect unrealized gains on call options previously written by it.  A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction.  Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the

Portfolio's current return.  It is a policy of the GT Global

Strategic Income Portfolio that aggregate premiums paid for put and call options will not exceed 5% of the Portfolio's total assets at the time of purchase.



	Interest Rate, Securities Index, Financial Futures and

Currency Futures Contracts.  The Alliance Growth Portfolio, the

Smith Barney International Equity Portfolio, the Smith Barney

Pacific Basin Portfolio, the Putnam Diversified Income Portfolio,

the GT Global Strategic Income Portfolio, the Smith Barney High

Income Portfolio and the MFS Total Return Portfolio may enter into interest rate, securities index, financial futures and currency futures contracts ("Futures" or "Futures Contracts").  The AIM

Capital Appreciation Portfolio may enter into stock index futures contracts and the Van Kampen American Capital Enterprise Portfolio

may enter in stock index and interest rate futures contracts.  A

Portfolio may enter into Futures Contracts as a hedge against changes in prevailing levels of interest rates or currency

exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be

acquired by the Portfolio.  A Portfolio's hedging may include holding Futures as an offset against anticipated changes in

interest or currency exchange rates.  A Portfolio may also enter into Futures Contracts based on financial indices including any index of U.S. government securities, foreign government securities or corporate debt securities.



	A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a

designated date, time and place.  The purchaser of a Futures

Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar

multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck.  No physical delivery of the debt securities underlying the index is made.  Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.



	The principal interest rate and currency Futures exchanges

in the United States are the Board of Trade of the City of Chicago

and the Chicago Mercantile Exchange.  Futures exchanges and

trading are regulated under the Commodity Exchange Act by the

Commodity Futures Trading Commission.  Futures are traded in

London at the London International Financial Futures Exchange.



	Although techniques other than sales and purchases of

Futures Contracts could be used to reduce the Portfolio's exposure to interest rate and currency exchange rate fluctuations, the

Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.



	Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures

Contracts are usually closed out before the delivery date.

Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale,

respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date.  If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss.  Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain;

if it is less, the Portfolio realizes a loss.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular

Futures Contract at a particular time.  If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant

delivery date.



	As an example of an offsetting transaction, the contractual

obligations arising from the sale of one Futures Contract of

September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e.,

on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange.  In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.



	Persons who trade in Futures Contracts may be broadly

classified as "hedgers" and "speculators."  Hedgers, whose

business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of

fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are

denominated.  Debtors and other obligors may also hedge the

interest cost of their obligations.  The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing

interest rates or currency exchange rates.



	Each Portfolio's Futures transactions will be entered into

for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities or currencies it has committed to purchase or

expects to purchase.  The Smith Barney International Equity

Portfolio, the Smith Barney Pacific Basin Portfolio, the MFS Total

Return Portfolio and the Smith Barney High Income Portfolio may

each also enter into Futures transactions for non-hedging

purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the

liquidation value of a Portfolio's assets.



	"Margin" with respect to Futures Contracts is the amount of

funds that must be deposited by the Portfolio with a broker in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts.  A margin deposit made when the Futures Contract is entered into ("initial margin") is

intended to assure the Portfolio's performance of the Futures

Contract.  The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded,

and may be significantly modified from time to time by the

exchange during the term of the Futures Contract.  Futures

Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.



	If the price of an open Futures Contract changes (by

increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin

requirements, the broker will require an increase in the margin deposit ("variation margin").  If, however, the value of a

position increases because of favorable price changes in the

Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the Portfolio.  In computing daily net asset values, the Portfolio will mark to market the current value of its open Futures

Contracts.  Each Portfolio expects to earn interest income on its margin deposits.



	Risks of Using Futures Contracts.  The prices of Futures

Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.



	At best, the correlation between changes in prices of

Futures Contracts and of the securities or currencies being hedged can be only approximate.  The degree of imperfection of

correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and

differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers.  A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.



	Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage.  As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the

investor.  For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent

10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15%

decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out.  Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.  The

Portfolio, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Where the International Equity Portfolio enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are net offset by gains on other portfolio assets.



	Furthermore, in the case of a Futures Contract purchase, in

order to be certain that the Portfolio has sufficient assets to satisfy its obligations under a Futures Contract, the Portfolio sets aside and commits to back the Futures Contract an amount of cash, U.S. government securities and other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit.  In the case of a Futures

Contract sale, a Portfolio will either set aside amounts as in the case of a Futures Contract purchase, own the security underlying the Contract, or hold a call option permitting the Portfolio to purchase the same Futures Contract at a price no higher than the

Contract price.  Assets used as cover cannot be sold while the position in the corresponding Futures Contract is open, unless they are replaced with similar assets.  As a result, the

commitment of a significant portion of the Portfolio's assets to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.



	Most United States Futures exchanges limit the amount of

fluctuation permitted in Futures Contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading

session.  Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the

liquidation of unfavorable positions.  Futures Contract prices have occasionally moved  to the daily limit for several

consecutive trading days with little or no trading, thereby

preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.



	Options on Futures Contracts.  The Alliance Growth

Portfolio, the Van Kampen American Capital Enterprise Portfolio,

the Smith Barney International Equity Portfolio, the Smith Barney

Pacific Basin Portfolio, the Putnam Diversified Income Portfolio,

the GT Global Strategic Income Portfolio, the Smith Barney High

Income Portfolio and the MFS Total Return Portfolio may enter into options on Futures Contracts.  Options on Futures Contracts are

similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures

Contract, at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures

Contract.  If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.



	As an alternative to purchasing call and put options on

Futures, each Portfolio may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing

Put Options" and "Purchasing Call Options" above).  Such options would be used in a manner identical to the use of options on

Futures Contracts.



	To reduce or eliminate the leverage then employed by the

Portfolio or to reduce or eliminate the hedge position then

currently held by the Portfolio, the Portfolio may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date.  The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market.  It is not certain that this market will exist at any specific time.



	In order to assure that the Portfolios will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act,

regulations of the Commodity Futures Trading Commission ("CFTC")

require that each Portfolio enter into transactions in Futures

Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets.



	Forward Currency Contracts and Options on Currency.  The

Alliance Growth Portfolio, the Smith Barney International Equity

Portfolio, the Smith Barney Pacific Basin Portfolio, the Putnam

Diversified Income Portfolio, the GT Global Strategic Income

Portfolio, the Smith Barney High Income Portfolio and the MFS

Total Return Portfolio may enter into forward currency contracts and options on currency.  A forward currency contract is an

obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties.  A

Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.  A Portfolio engages in forward currency transactions in anticipation of, or to protect itself against,

fluctuations in exchange rates.  The Portfolio might sell a

particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against,  decline in the currency against the U.S.

dollar.  Similarly, the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but

anticipates, and seeks to be protected against, a decline in the

U.S. dollar relative to other currencies.  Further, the Portfolio might purchase a currency forward to "lock in" the price of

securities denominated in that currency which it anticipates purchasing.



	The matching of the increase in value of a forward contract

and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge

generally will not be precise.  In addition, the Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets.  Also, with regard to the Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will

continue.  Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies

underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

  The MFS Total Return Portfolio may also enter into forward currency contracts for non-hedging purposes, subject to applicable law.



	Forward contracts are traded in an interbank market

conducted directly between currency traders (usually large

commercial banks) and their customers.  A forward contract

generally has no deposit requirement and is consummated without payment of any commission.  A Portfolio, however, may enter into forward contracts with deposit requirements or commissions.



	A put option on currency gives the Portfolio, as purchaser,

the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option.

 A call option gives the Portfolio, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration.  The Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities.  If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put.  If the value of the currency instead should rise, any gain to the Portfolio would be reduced by the premium it had paid for the put option.  A currency call option might be purchased,

for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Portfolio anticipates

purchasing securities.



	A Portfolio's ability to establish and close out positions

in foreign currency options is subject to the existence of a liquid market.  There can be no assurance that a liquid market will exist for a particular option at any specific time.  In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and

investments generally.



	A position in an exchange-listed option may be closed out

only on an exchange that provides a secondary market for identical options.  Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market.  Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets

(currently the primary markets for options on foreign currencies)

only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists.  Although the Portfolio intends to purchase only those options for which there appears to be an active secondary market,

there is no assurance that a liquid secondary market will exist for any particular option at any specific time.  In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit.  Any OTC options acquired by each Portfolio and assets used as "cover" for OTC options written by the Portfolio would be considered illiquid and subject to each Portfolio's limitation on investing in such securities.



	Options on Securities Indices.  The Alliance Growth

Portfolio, the Van Kampen American Capital Enterprise Portfolio,

the Smith Barney International Equity Portfolio, the Smith Barney

Pacific Basin Portfolio, the Putnam Diversified Income Portfolio,

the GT Global Strategic Income Portfolio, the Smith Barney High

Income Portfolio and the MFS Total Return Portfolio may enter into options on securities indices.  Through the writing or purchase of index options, a Portfolio can achieve many of the same objectives as through the use of options on individual securities.  Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call,

or less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option.  The writer of the option is obligated, in return for the premium received, to make delivery of this amount.  Unlike options on securities (which require, upon exercise, delivery of the underlying security), settlements of options on securities

indices, upon exercise thereof, are in cash, and the gain or loss of an option on an index depends on price movements in the market generally (or in a particular industry or segment of the market on which the underlying index base) rather than price movements in individual securities, as is the case with respect to options on securities.



	When the Portfolio writes an option on a securities index,

it will be required to deposit with its custodian eligible

securities equal in value to 100% of the exercise price in the case of a put, or the contract's value in the case of a call.  In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.



	Options on securities and index options involve risks

similar to those risks relating to transactions in financial futures described above.  Also, an option purchased by the

Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.



	The staff of the Securities and Exchange Commission ("SEC")

has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities cannot,

exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling").  Although management disagrees with this position, it intends to limit each Portfolio's writing of over-

the-counter options in accordance with the following procedure.

Except as provided below, each Portfolio intends to write over-

the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.  Also,

the contracts which each Portfolio has in place with such primary dealers will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a price which

represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the

contract.  Although the specific formula may vary between

contracts with different primary dealers, the formula will

generally be based on a multiple of the premium received by a

Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-

the-money).  The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-money.  Each

Portfolio will treat all or a part of the formula price as

illiquid for purposes of the SEC illiquidity ceiling.  Each

Portfolio may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC

illiquidity ceiling.



	Yield Curve Options.  The MFS Total Return Portfolio may

also enter into options on the "spread," or yield differential,

between two fixed income securities, in transactions referred to as "yield curve" options.  In contrast to other types of options,

a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.  Accordingly, a yield curve option is profitable to the holder if this

differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.



	Yield curve options may be used for the same purposes as

other options on securities.  Specifically, the Portfolio may purchase or write such options for hedging purposes.  For example,

the Portfolio may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities.  The Portfolio may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of management,

the Portfolio will be able to profit from movements in the spread between the yields of the underlying securities.  The trading of yield curve options is subject to all of the risks associated with the trading of other types of options.  In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.  Yield curve options written by the Portfolio will be "covered".  A call (or put) option is covered if the Portfolio holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or cash equivalents sufficient to cover the Portfolio's net liability under the two options.  Therefore, the Portfolio's liability for such a covered option is generally limited to the difference between the amount of the Portfolio's liability under the option written by the Portfolio less the value of the option held by the

Portfolio.  Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the

counterparty with which the option is traded and applicable laws and regulations.  Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.



	Swaps and Swap Related Products.  Among the hedging

transactions into which the Smith Barney International Equity

Portfolio, the Smith Barney Pacific Basin Portfolio, the GT Global

Strategic Income Portfolio, the Smith Barney High Income Portfolio

and the MFS Total Return Portfolio may enter are interest rate swaps, currency swaps and other types of swap agreements such as caps, collars and floors.  Each Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.  Each Portfolio intends to use these transactions as a hedge and not as a speculative

investment.  Swap agreements may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates,

or other factors such as securities prices or inflation rates.

Swap agreements can take many different forms and are known by a variety of names.  A Portfolio is not limited to any particular form or variety of swap agreement if management determines it is consistent with the Portfolio's investment objective and policies.



	A Portfolio may enter into swaps, caps and floors on either

an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted but, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Inasmuch as these hedging transactions are entered into for good faith hedging purposes, management and the Portfolios believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing

restrictions.  The net amount of the excess, if any, of a

Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by its custodian.  If a Portfolio enters into a swap agreement on other than a net basis, it will maintain cash or liquid assets with a value equal to the full amount of such

Portfolio's accrued obligations under the agreement.  The

Portfolios will not enter into any swap, cap, floor or collar transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction.  The most

significant factor in the performance of swaps, caps, floors and collars is the change in specific interest rate, currency or other factor that determines the amount of payments to be made under the arrangement.  If management is incorrect in its forecasts of such factors, the investment performance of the Portfolio would be less than what it would have been if these investment techniques had not been used.  If a swap agreement calls for payments by the

Portfolio the Portfolio must be prepared to make such payments when due.  In addition, if the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses.  If the counterparty defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to

receive.  The Portfolio anticipates that it will be able to

eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation.  As a result, the swap market has become relatively liquid.  Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.



Additional Policies



	Options (Smith Barney Income and Growth Portfolio).

Although the Smith Barney Income and Growth Portfolio may buy or

sell covered put and covered call options up to 15% of its net assets, provided such options are listed on a national securities exchange, the Portfolio does not currently intend to commit more than 5% of its assets to be invested in or subject to put and call options.



	Selection of Debt Investments (GT Global Strategic Income

Portfolio).  In determining the appropriate distribution of

investments among various countries and geographic regions for the

Portfolio, management ordinarily considers the following factors:

prospects for relative economic growth among the different

countries in which the Portfolio may invest; expected levels of inflation; government policies influencing business conditions;

the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



	Although the Portfolio values assets daily in terms of U.S.

dollars, the Portfolio does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The

Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign

exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to the

Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to sell that currency to the dealer.



	The Portfolio may invest in the following types of money

market instruments (i.e., debt instruments with less than

12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S.

or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance

company obligations, corporate commercial paper and other

short-term commercial obligations: (d) bank obligations (including

CDs, TDs, demand deposits and bankers' acceptances) subject to the restriction that the Portfolio may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to all the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.



	Investments in Other Investment Companies (GT Global

Strategic Income Portfolio).  With respect to certain countries,

investments by the Portfolio presently may be made only by

acquiring shares of other investment companies with local

governmental approval to invest in those countries. The Portfolio may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide that, in general, the Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Portfolio to own in the aggregate more than 3 percent of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Portfolio to have more than

5 percent of its total assets invested in the investment company or more than 10 percent of its aggregate assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities.

The Portfolio does not intend to invest in such vehicles or funds unless, in the judgment of management, the potential benefits of such investments justify the payment of any applicable premiums.

The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Portfolio will anticipate

investing directly in these markets.



	Samurai and Yankee Bonds (GT Global Strategic Income

Portfolio and Putnam Diversified Income Portfolio).  Subject to

their fundamental investment restrictions, these Portfolios may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds").  It is the policy of the Portfolios to invest in Samurai or Yankee bond issues only after taking into account

considerations of quality and liquidity, as well as yield.





	Warrants or Rights (GT Global Strategic Income Portfolio,

AIM Capital Appreciation Portfolio and the Smith Barney Large

Capitalization Growth Portfolio).  Warrants or rights may be acquired by each Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer.  Each Portfolio has undertaken that its investment in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be

invested in warrants and rights which are not listed on the

American or New York Stock Exchange.  Warrants or rights acquired by a Portfolio in units or attached to securities will be deemed to be without value for purposes of this restriction.





	Special Situations (AIM Capital Appreciation Portfolio).

Although AIM Capital Appreciation Portfolio does not currently intend to do so, it may invest in "special situations."  A special situation arises when, in the opinion of management, the

securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations,

reorganizations, recapitalizations, mergers, material litigation,

technical breakthroughs and new management or management policies.

 Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special

situations often involve much greater risk than is inherent in ordinary investments securities.  The Portfolio will not, however,

purchase securities of any company with a record of less than three year's continuous operation (including that of predecessors)

if such purchase cause the Portfolio's investment in all such companies, taken at cost, to exceed 5% of the value of its total assets.



INVESTMENT RESTRICTIONS





	The Portfolios have adopted the following restrictions and

fundamental policies that cannot be changed unless Sections

8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff

interpretations thereof are amended or modified or unless approved by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change as defined in the 1940 Act and Rule 18f-2 thereunder (see "Voting").  If a Portfolio adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the following

policies.









	Each of the Smith Barney Income and Growth, Smith Barney

International Equity and Smith Barney Pacific Basin Portfolios may

not:



	1.  Invest in a manner that would cause it to fail to be a

"diversified company" under the 1940 Act and the rules,

regulations and orders thereunder.



	2.  Invest more than 25% of its total assets in securities,

 the issuers of which conduct their principal business activities in the same industry.  For purposes of this limitation,

securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal

governments and their political subdivisions are not considered to be issued by members of any industry.



	3.  Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d)  investing in real estate investment trust securities.



	4. With respect to the Smith Barney Income and Growth,

borrow money,  except that (a)  the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes,

including the meeting of redemption requests which might otherwise require the untimely disposition of securities,  and (b) the

Portfolio may,  to the extent consistent with its investment policies,  enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.  To the extent that it engages in transactions described in (a) and

(b),  the Portfolio will be limited so that no more than 33 1/3%

of the value of its total assets (including the amount borrowed),

 valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made,  is derived from such transactions.



	5.  With respect to both the Smith Barney International

Equity and Smith Barney Pacific Basin Portfolios, borrow money,

except that (a) the Portfolio may borrow form banks under certain circumstances where the Portfolio's Manager reasonably believes that (i) the cost of borrowing and related expenses will be

exceeded by the Portfolio's return from investments of the

proceeds of the borrowing in portfolio securities,  or  (ii)  the meeting of redemption requests might otherwise require the

untimely disposition of securities,  in an amount not exceeding 33

1/3% of the value of the Portfolio's total assets (including the amount borrowed),  valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made and (b)  the Portfolio may,  to the extent consistent with its investment policies, enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.



	6.  Make loans.  This restriction does not apply to: (a) the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	7.  Engage in the business of underwriting securities issued by other persons,  except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	8.  Issue "senior securities" as defined in the 1940 Act and the rules,  regulations and orders thereunder,  except as

permitted under the 1940 Act and the rules,  regulations and orders thereunder.



	Notwithstanding any other investment restriction of the

Smith Barney Income and Growth Portfolio, the Smith Barney

International Equity Portfolio or the Smith Barney Pacific Basin

Portfolio, each such Portfolio may invest all of its investable assets in an open-end management investment company having its same investment objective and restrictions.



	In addition, the following policies have also been adopted

by the Smith Barney Income and Growth Portfolio, the Smith Barney

International Equity Portfolio and the Smith Barney Pacific Basin

Portfolio, but are not fundamental and accordingly may be changed by approval of the Board of Directors.  The Portfolios' may not:



	1. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures

contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a

security on margin.



	2. Have more than 15% of its net assets invested in puts,

calls, straddles, spreads or combinations thereof.



	3. Purchase oil, gas or other mineral leases, rights or

royalty contracts or exploration or development programs, except that the Portfolio may invest in the securities of companies which operate, invest in, or sponsor such programs.



	4.  Invest more than 5% of its total assets in any issuer

with less than three years of continuous operation (including that of predecessors) or so-called "unseasoned" equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market.



	5.  Invest in any company for the purpose of exercising

control of management.



	6.  Acquire securities subject to restrictions on

disposition or securities for which there is no readily available market, enter into repurchase agreements or purchase time deposits or variable amount master demand notes, if any of the foregoing have a term or demand feature of more than seven days, or purchase

OTC options or set aside assets to cover OTC options written by the Portfolio if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the

Portfolio's total assets.  Subject to this limitation, the Fund's

Board of Directors has authorized the Portfolio to invest in restricted securities if such investment is consistent with the

Portfolio's investment objective and has authorized such

securities to be considered to be liquid to the extent the Manager determines on a daily basis that there is a liquid institutional market for such securities.  The Board of Directors retains

ultimate ongoing responsibility for the determination that a restricted security is liquid.



	7. Purchase warrants if as a result the Portfolio would then have more than 5% of its net assets (determined at the time of investment) invested in warrants.  Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or the American Stock

Exchange will be limited to 2% of the Portfolio's net assets

(determined at the time of investment).  For the purpose of this limitation, warrants acquired in units or attached to securities are deemed to be without value.



	8. Invest in securities of another investment company except as permitted by Section 12(d)(1)(a) of the 1940 Act, or as part of a merger, consolidation, or acquisition.





The Smith Barney Money Market Portfolio may not:



	1. Borrow money,  except that (a)  the Portfolio may borrow

from banks for temporary or emergency (not leveraging) purposes,

including the meeting of redemption requests which might otherwise require the untimely disposition of securities,  and (b) the

Portfolio may,  to the extent consistent with its investment policies,  enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.  To the extent that it engages in transactions described in (a) and

(b),  the Portfolio will be limited so that no more than 33 1/3%

of the value of its total assets (including the amount borrowed),

 valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made,  is derived from such transactions.



	2. Invest in a manner that would cause it to fail to be a

"diversified company" under the 1940 Act and the rules,

regulations and orders thereunder.



	3. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d) investing in real estate investment trust securities.



	4. Invest more than 25% of its total assets in securities,

the issuers of which conduct their principal business activities in the same industry.  For purposes of this limitation,

securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal

governments and their political subdivisions are not considered to be issued by members of any industry.



	5. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	6. Engage in the business of underwriting securities issued

by other persons,  except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	7. Issue "senior securities" as defined in the 1940 Act and

the rules,  regulations and orders thereunder,  except as

permitted under the 1940 Act and the rules,  regulations and orders thereunder.



	Notwithstanding any other investment restriction of the

Smith Barney Money Market Portfolio, the Portfolio may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Portfolio.



	In addition, the following policies have also been adopted

by the Smith Barney Money Market Portfolio but are not fundamental and accordingly may be changed by approval of the Board of

Directors.  The Portfolio may not:



	1. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market,

enter into repurchase agreements or purchase time deposits or variable amount master demand notes, if any of the foregoing have a term or demand feature of more than seven days if, immediately after and as a result, the value of such securities would exceed,

in the aggregate, 10% of the Portfolio's total assets.  Subject to this limitation, the Portfolio's Board of Directors has authorized the Portfolio to invest in restricted securities if such

investment is consistent with the Portfolio's investment objective and has authorized such securities to be considered to be liquid to the extent the Manager determines on a daily basis that there is a liquid institutional market for such securities.  The Board of Directors retains ultimate ongoing responsibility for the determination that a restricted security is liquid.



	2. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures

contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a

security on margin.



	3. Write or purchase put or call options.



	4. Purchase or  otherwise acquire any security if,  as a

result,  more than 10% of its net assets would be invested in securities that are illiquid.



	5.  Purchase or sell oil and gas interests.



	6.  Invest in companies for the purposes of exercising

control.



7.  Invest in securities of another investment company except as permitted by Section 12(d)(1) of the 1940 Act, or as part of a merger, consolidation, or acquisition.





	The Alliance Growth Portfolio may not:



1. Borrow money,  except that (a)  the Portfolio may borrow

from banks for temporary or emergency (not leveraging) purposes,

including the meeting of redemption requests which might otherwise require the untimely disposition of securities,  and (b) the

Portfolio may,  to the extent consistent with its investment policies,  enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.  To the extent that it engages in transactions described in (a) and

(b),  the Portfolio will be limited so that no more than 33 1/3%

of the value of its total assets (including the amount borrowed),

 valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made,  is derived from such transactions.



	2. Engage in the business of underwriting securities issued

by other persons,  except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	3. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d)  investing in real estate investment trust securities.



	4. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	5. Issue "senior securities" as defined in the 1940 Act and

the rules,  regulations and orders thereunder,  except as

permitted under the 1940 Act and the rules,  regulations and orders thereunder.



	6. Invest in a manner that would cause it to fail to be a

"diversified company" under the 1940 Act and the rules,

regulations and orders thereunder.



	7. Invest more than 25% of its total assets in securities of any one industry. (Obligations of a foreign government and its agencies or instrumentalities constitute a separate "industry"

from those of another foreign government.



	Notwithstanding any other investment restriction of the

Alliance Growth Portfolio, the Portfolio may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the

Portfolio.



	In addition, the following policies have also been adopted

by the Alliance Growth Portfolio, but are not fundamental and accordingly may be changed by approval of the Board of Directors.

 The Portfolio may not:



	1. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures

contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a

security on margin.



	2. Write, purchase or sell any put or call option or any

combination thereof, provided that this shall not prevent the

Portfolio from writing, purchasing and selling puts, calls or combinations thereof with respect to securities, indexes of

securities or foreign currencies, and with respect to futures contracts.



	3. Purchase securities issued by any other registered

investment company or investment trust except (a) by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary

broker's commission, or (b) where no commission or profit to a sponsor or dealer results from such purchase, or (c) when such purchase, though not in the open market, is part of a plan of merger or consolidation; provided, however, that the Portfolio will not purchase such securities if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuers;

and, provided further, that the Portfolio's purchases of

securities issued by an open-end investment company will be

consistent with the provisions of the 1940 Act.



	4.  Make investments for the purpose of exercising control

or management.



	5. Invest in interests in oil, gas, or other mineral

exploration or development programs, although the Portfolio may purchase securities which are secured by such interests and may purchase securities of issuers which invest in or deal in oil, gas or other mineral exploration or development programs.



	6. Purchase warrants, if, as a result, the Portfolio would

have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants which are not listed on the New York Stock Exchange or the American Stock

Exchange.





The AIM Capital Appreciation Portfolio may not:



	1. Invest in a manner that would cause it to fail to be a

"diversified company" under the 1940 Act and the rules,

regulations and orders thereunder.



	2. Issue "senior securities" as defined in the 1940 Act and

the rules,  regulations and orders thereunder,  except as

permitted under the 1940 Act and the rules,  regulations and orders thereunder.



	3 Engage in the business of underwriting securities issued

by other persons,  except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	4. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d) investing in real estate investment trust securities.



	5. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	6. Invest more than 25% of its total assets in securities,

the issuers of which conduct their principal business activities in the same industry.  For purposes of this limitation,

securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal

governments and their political subdivisions are not considered to be issued by members of any industry.



	In addition, the AIM Capital Appreciation Portfolio treats

as fundamental its policy concerning borrowing.  In accordance with this policy, the Portfolio may borrow funds from a bank

(including its custodian bank) to purchase or carry securities only if, immediately after such borrowing, the value of the

Portfolio's assets, including the amount borrowed, less its

liabilities, is equal to at least 300% of the amount borrowed,

plus all outstanding borrowings.  For the purpose of determining this 300% asset coverage requirement, the Portfolio's liabilities will not include the amount borrowed but will include the market value, at the time of computation, of all securities borrowed by the Portfolio in connection with short sales.  The amount of borrowing will also be limited by the applicable margin

limitations imposed by the Federal Reserve Board.  If at any time the value of the Portfolio's assets should fail to meet the 300%

asset coverage requirement, the Portfolio will, within three days,

reduce its borrowings to the extent necessary.  The Portfolio may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so.



	In addition, the following policies have also been adopted

by the AIM Capital Appreciation Portfolio, but are not fundamental and accordingly may be changed by approval of the Board of

Directors.  The Portfolio may not:



	1. Purchase warrants, valued at the lower of cost or market,

in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the

New York or American Stock Exchanges.



	2. Invest for the purpose of exercising control over or

management of any company, except to the extent that in Portfolio may purchase securities of other investment companies.



	3. Invest in interests in oil, gas or other mineral

exploration or development programs.





	The Van Kampen American Capital Enterprise Portfolio may

not:



	1. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	2. Engage in the business of underwriting securities issued

by other persons,  except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	3. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d) investing in real estate investment trust securities.



	4. Invest in a manner that would cause it to fail to be a

"diversified company" under the 1940 Act and the rules,

regulations and orders thereunder taking into account any rule or order of the SEC exempting the Portfolio from the limitation imposed by Section 12(d)(1) of the 1940 Act.



	5. Invest more than 25% of its total assets in securities

issued by companies in any one industry,  provided,  however,

that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such company.



 	6. Borrow money,  except that (a)  the Portfolio may borrow

from banks for temporary or emergency (not leveraging) purposes,

including the meeting of redemption requests which might otherwise require the untimely disposition of securities,  and (b) the

Portfolio may,  to the extent consistent with its investment policies,  enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.  To the extent that it engages in transactions described in (a) and

(b),  the Portfolio will be limited so that no more than 33 1/3%

of the value of its total assets (including the amount borrowed),

 valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made,  is derived from such transactions.



	7. Issue "senior securities" as defined in the 1940 Act and

the rules, regulations and orders thereunder,  except as permitted under the 1940 Act and the rules,  regulations and orders

thereunder.



	Notwithstanding any other investment restriction of the Van

Kampen American Capital Enterprise Portfolio, the Portfolio may

invest all of its investable assets in an open-end management investment company having the same investment objective and

restrictions as the Portfolio.



	In addition, the following policies have also been adopted

by the Van Kampen American Capital Enterprise Portfolio, but are

not fundamental and accordingly may be changed by approval of the

Board of Directors.  The Portfolio may not:



	1. Invest more than 5% of the value of its total assets in

securities of companies which (including predecessor companies or operations) have been in business less than three years, provided,

however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the

Portfolio's pro rata portion of the securities and other assets owned by any such company.



	2. Acquire any private placement if it would cause more than

2% of the net assets of the Portfolio, as determined at the time the Portfolio agrees to any such acquisition, to be invested in private placements and other assets not having readily available market quotations, provided, however, that this limitation

excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such company; and,

provided further, that this limitation excludes securities that have been issued pursuant to Rule 144A under the 1933 Act ("Rule

144A securities").



	3. Invest more than 5% of its net assets in warrants or

rights valued at the lower of cost or market, not more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges.

Warrants or rights acquired in units or attached to other

securities are not subject to the foregoing limitations.



	5. Purchase or otherwise acquire any security if,  as a

result,  more than 15% of its net assets would be invested in securities that are illiquid.



	6. Invest in interests in oil, gas, or other mineral

exploration or developmental programs.



	7. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures

contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a

security on margin.



	8. Make any investment in any security about which

information is not available with respect to history, management,

assets, earnings, and income of the issuer except to acquire shares of other open-end investment companies to the extent

permitted by rule or order of the SEC exempting the Portfolio from the limitations imposed by Section 12(d)(1) of the 1940 Act.



	9. Make any investment which involves promotion or business

management by the Portfolio or which would subject the Portfolio to unlimited liability.



	10. Invest in companies for the purpose of exercising

control.



	11. Acquire securities of any other domestic or foreign

investment company or investment fund except in connection with a plan of merger or consolidation with or acquisition of

substantially all the assets of such other investment company or to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the

Portfolio from the limitations imposed by Section 12(d)(1) of the

1940 Act.





 	The TBC Managed Income Portfolio may not:



	1. Concentrate the portfolio investments in any industry by

investing more than 25% of its gross assets in any one industry.

There shall be no limitation on the purchase of U.S. Government securities by the Portfolio when it adopts a defensive position.



	2. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d) investing in real estate investment trust securities.



	3. Engage in the business of underwriting securities issued

by other persons,  except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	4. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	5. Issue "senior securities" as defined in the 1940 Act and

the rules, regulations and orders thereunder,  except as permitted under the 1940 Act and the rules,  regulations and orders

thereunder.



	6. Borrow money,  except that (a)  the Portfolio may borrow

from banks for temporary or emergency (not leveraging) purposes,

including the meeting of redemption requests which might otherwise require the untimely disposition of securities,  and (b) the

Portfolio may,  to the extent consistent with its investment policies,  enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.  To the extent that it engages in transactions described in (a) and

(b),  the Portfolio will be limited so that no more than 33 1/3%

of the value of its total assets (including the amount borrowed),

 valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made,  is derived from such transactions.



	7. Invest in a manner that would cause it to fail to be a

"diversified company" under the 1940 Act and the rules,

regulations and orders thereunder.



	8. Purchase securities from or sell securities to any of its officers or Directors, except with respect to its own shares and as is permissible under applicable statues, rules and regulations.



	Notwithstanding any other investment restriction of the TBC

Managed Income Portfolio, the Portfolio may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the

Portfolio.



In addition, the following policies have also been adopted by the

TBC Managed Income Portfolio, but are not fundamental and

accordingly may be changed by approval of the Board of Directors.

 The Portfolio may not:



	1. Purchase securities of any other investment company

except as part of a plan of merger or consolidation.



	2. Purchase securities of companies which together with

predecessors have a record of less than three years' continuous operation, if, as a result, more than 5% of the Portfolio's net assets would then be invested in such securities.



	3. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures

contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a

security on margin.



	4. Invest in puts, calls, straddles, spreads and any

combination thereof.



	5. Invest in oil, gas or other mineral exploration or

development programs, provided, however, this shall not prohibit the Portfolio from purchasing publicly traded securities of

companies engaging in whole or in part in such activities.



	6. Purchase or otherwise acquire any security if,  as a

result,  more than 15% of its net assets would be invested in securities that are illiquid.



	7. Purchase securities of companies for the purpose of

exercising control.





	The Putnam Diversified Income Portfolio may not:



	1. Borrow money,  except that (a)  the Portfolio may borrow

from banks for temporary or emergency (not leveraging) purposes,

including the meeting of redemption requests which might otherwise require the untimely disposition of securities,  and (b) the

Portfolio may,  to the extent consistent with its investment policies,  enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.  To the extent that it engages in transactions described in (a) and

(b),  the Portfolio will be limited so that no more than 33 1/3%

of the value of its total assets (including the amount borrowed),

 valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made,  is derived from such transactions.



	2. Engage in the business of underwriting securities issued

by other persons,  except to the extent that the Fund may

technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	3. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d) investing in real estate investment trust securities.



	4. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	5. Invest in a manner that would cause it to fail to be a

"diversified company" under the 1940 Act and the rules,

regulations and orders thereunder.



	6. Invest more than 25% of its total assets in securities,

the issuers of which conduct their principal business activities in the same industry.  For purposes of this limitation,

securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal

governments and their political subdivisions are not considered to be issued by members of any industry.



	7. Issue "senior securities" as defined in the 1940 Act and

the rules, regulations and orders thereunder,  except as permitted under the 1940 Act and the rules,  regulations and orders

thereunder.



	In addition, the following policy has also been adopted by

the Putnam Diversified Income Portfolio, but is not fundamental and accordingly may be changed by approval of the Board of

Directors.  The Portfolio may not:



	1.  Invest in securities of other registered open-end

investment companies except as they may be acquired as part of a merger or consolidation or acquisition of assets.



	2. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures

contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a

security on margin.



	3.  Purchase or otherwise acquire any security if,  as a

result,  more than 15% of its net assets would be invested in securities that are illiquid.



	4.  Buy or sell oil, gas or other mineral leases, rights or

royalty contracts.



	5.  Make investments for the purpose of gaining control of a company's management.



	Notwithstanding any other investment restriction of the

Putnam Diversified Income Portfolio, the Portfolio may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Portfolio.





	The GT Global Strategic Income Portfolio may not:



	1. Invest 25% or more of the value of its total assets in

the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the

Portfolio may invest all of its investable assets in an open-end management investment company with substantially the same

investment objectives, policies and limitations as the Portfolio)

except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.



	2. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d) investing in real estate investment trust securities.



	3. Engage in the business of underwriting securities issued

by other persons,  except to the extent that the Fund may

technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	4. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	5. Borrow money in excess of 331/3% of its total assets

(including the amount borrowed), less all liabilities and

indebtedness (other than borrowing).  This restriction shall not prevent the Portfolio from entering into reverse repurchase

agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Portfolio may not exceed 1/3 of its total assets.  In the event that the asset coverage for the Portfolio's borrowings falls below 300%, the

Portfolio will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for

300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings.



	6. Issue "senior securities" as defined in the 1940 Act and

the rules, regulations and orders thereunder,  except as permitted under the 1940 Act and the rules,  regulations and orders

thereunder.



	For purposes of the GT Global Strategic Income Portfolio's

concentration policy contained in limitation (1) above, the

Portfolio intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.



	In addition, the following investment policies are not

fundamental investment policies and may be changed by the approval of the Fund's Board of Directors without shareholder approval.

The Portfolio may not:



	1. Purchase or otherwise acquire any security if,  as a

result,  more than 15% of its net assets would be invested in securities that are illiquid.



	2. Borrow money to purchase securities and will not invest

in securities of an issuer if the investment would cause the

Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Portfolio may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives,

policies, and limitations as the Portfolio).



	3. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a security on

margin.



	4. Invest more than 10% of its total assets in shares of

other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company

(provided, however, that the Portfolio may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Portfolio).



	5. Invest in companies for the purpose of exercising control or management (provided, however, that the Portfolio may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives,

policies and limitations as the Portfolio).



	6. Invest in interests in oil, gas, or other mineral

exploration or development programs.



	7. Invest more than 5% of its total assets in securities of

companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however,

that the Portfolio may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the

Portfolio).





	The Smith Barney High Income Portfolio may not:



1.   Invest in a manner that would cause it to fail to be a

"diversified company" under the 1940 Act and the rules,

regulations and orders thereunder.



 	2.  Borrow money,  except that (a)  the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes,

including the meeting of redemption requests which might otherwise require the untimely disposition of securities,  and (b) the

Portfolio may,  to the extent consistent with its investment policies,  enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.  To the extent that it engages in transactions described in (a) and

(b),  the Portfolio will be limited so that no more than 33 1/3%

of the value of its total assets (including the amount borrowed),

 valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made,  is derived from such transactions.



	3. Engage in the business of underwriting securities issued

by other persons,  except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	4. Issue "senior securities" as defined in the 1940 Act and

the rules, regulations and orders thereunder,  except as permitted under the 1940 Act and the rules,  regulations and orders

thereunder.



	5. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d) investing in real estate investment trust securities.



	6. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	7. Invest more than 25% of its total assets in securities,

the issuers of which conduct their principal business activities in the same industry.  For purposes of this limitation,

securities of the U.S. government (including its agencies and instrumentalities) and securities of state an municipal

governments and their political subdivisions are not considered to be issued by members of any industry.



	Notwithstanding any other investment restriction of the

Smith Barney High Income Portfolio, the Portfolio may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Portfolio.



	In addition, the following policies have also been adopted

by the Smith Barney High Income Portfolio, but are not fundamental and accordingly may be changed by the approval of the Board of

Directors.  The Portfolio may not:



	1. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures

contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a

security on margin.



	2. Invest in securities of other investment companies

registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation,

reorganization, acquisition of assets or an offer of exchange, or to the extent permitted by the 1940 Act.





	The MFS Total Return Portfolio may not:



	1. Borrow money,  except that (a)  the Portfolio may borrow

from banks for temporary or emergency (not leveraging) purposes,

including the meeting of redemption requests which might otherwise require the untimely disposition of securities,  and (b) the

Portfolio may,  to the extent consistent with its investment policies,  enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.  To the extent that it engages in transactions described in (a) and

(b),  the Portfolio will be limited so that no more than 33 1/3%

of the value of its total assets (including the amount borrowed),

 valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made,  is derived from such transactions.



	2. Engage in the business of underwriting securities issued

by other persons,  except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	3. Issue "senior securities" as defined in the 1940 Act and

the rules, regulations and orders thereunder,  except as permitted under the 1940 Act and the rules,  regulations and orders

thereunder



	4. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d) investing in real estate investment trust securities.



	5. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	6. Purchase any securities of an issuer of a particular

industry,  if as a result,  more than 25% of its gross assets would be invested in securities of issuers whose principal

business activities are in the same industry (except (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations.



	Notwithstanding any other investment restriction of the MFS

Total Return Portfolio, the Portfolio may invest all of its

investable assets in an open-end management investment company having the same investment objective and restrictions as the

Portfolio.



	In addition, the following policies have also been adopted

by the MFS Total Return Portfolio, but are not fundamental and accordingly may be changed by approval of the Board of Directors.

The Portfolio may not:



	1. Purchase or otherwise acquire any security if,  as a

result,  more than 15% of its net assets would be invested in securities that are illiquid.



	2. Purchase securities issued by any other investment

company in excess of the amount permitted by the 1940 Act, except when such purchase is part of a plan of merger or consolidation.



	3. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures

contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a

security on margin.



	4. Purchase or sell any put or call options or any

combination thereof, provided, that this shall not prevent (a) the purchase, ownership, holding or sale of (i) warrants where the grantor of the warrants is the issuer of the underlying securities or (ii) put or call options or combinations thereof with respect to securities, foreign currencies, indexes of securities, any type of swap or any type of futures contract or (b) the purchase,

ownership, holding or sale of contracts for the future delivery of securities or currencies.



	5. Purchase or sell interests in oil,  gas or mineral

leases.





	The Smith Barney Large Capitalization Growth Portfolio may

not:



	1. Invest in a manner that would cause it to fail to be a

"diversified company" under the 1940 Act and the rules,

regulations and orders thereunder.



	2. Invest more than 25% of its total assets in securities,

the issuers of which conduct their principal business activities in the same industry.  For purposes of this limitation,

securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal

governments and their political subdivisions are not considered to be issued by members of any industry.



	3. Borrow money,  except that (a)  the Portfolio may borrow

from banks for temporary or emergency (not leveraging) purposes,

including the meeting of redemption requests which might otherwise require the untimely disposition of securities,  and (b) the

Portfolio may,  to the extent consistent with its investment policies,  enter into reverse repurchase agreements,  forward roll transactions and similar investment strategies and techniques.  To the extent that it engages in transactions described in (a) and

(b),  the Portfolio will be limited so that no more than 33 1/3%

of the value of its total assets (including the amount borrowed),

 valued at the lesser of cost or market,  less liabilities (not including the amount borrowed)  valued at the time the borrowing is made,  is derived from such transactions.



	4. Make loans.  This restriction does not apply to: (a) the

purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b)

repurchase agreements; and (c) loans of its portfolio securities,

 to the fullest extent permitted under the 1940 Act.



	5. Purchase or sell real estate,  real estate mortgages,

commodities or commodity contracts,  but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited

partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and

securities which are secured by real estate or interests therein;

 (b) holding or selling real estate received in connection with securities it holds or held;  (c)  trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolios' investment objective and policies);  or (d) investing in real estate investment trust securities.



6.  Engage in the business of underwriting securities issued by other persons,  except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities

Act of 1933,  as amended,  in disposing of portfolio securities.



	7. Issue "senior securities" as defined in the 1940 Act and

the rules, regulations and orders thereunder,  except as permitted under the 1940 Act and the rules,  regulations and orders

thereunder



	In addition, the following policies have also been adopted

by the Smith Barney Large Capitalization Growth Portfolio, but are

not fundamental and accordingly may be changed by approval of the

Board of Directors.  The Portfolio may not:



	1. Purchase any securities on margin (except for such short-

term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short

(except "against the box").  For purposes of this restriction,

the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures

contracts and related options and options on securities,  indexes or similar items is not considered to be the purchase of a

security on margin.



	2.  Invest in oil, gas or other mineral leases or

exploration or development programs.



	3.  Write or sell puts, calls, straddles, spreads or

combinations of those transactions, except as permitted under the

Portfolio's investment objective and policies.



	4.  Invest in securities of another investment company

except as permitted by Section 12(d)(1)(a) of the 1940 Act,  or as part of a merger,  consolidation or acquisition



	5.  Purchase a security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for fewer than three years, except that this limitation will be deemed to apply to the entity supplying the revenues from which the issue is to be paid, in the case of private activity bonds purchased.



	6.  Make investments for the purpose of exercising control

of management.





PERFORMANCE INFORMATION



	From time to time the Fund may advertise a Portfolio's total return, average annual total return, yield and current

distribution return in advertisements and other types of sales literature.  These figures are based on historical earnings and are not intended to indicate future performance.  In addition,

these figures will not reflect the deduction of the charges that are imposed on a Contract by an insurance company separate account

(see Contract prospectus) which, if reflected, would reduce the performance quoted.  The total return shows what an investment in the Portfolio would have earned over a specified period of time

(one, five or ten years) assuming that all distributions and dividends by the Portfolio were invested on the reinvestment dates during the period less all recurring fees.



	Each Portfolio's yield is computed by dividing the net

investment income per share earned during a specified thirty day period by the net asset value per share on the last day of such period and annualizing the result.  For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term fixed income obligation in the portfolio; income on short-term obligations is based on

current payment rate.



	The Fund calculates current distribution return for each

Portfolio by dividing the distributions from investment income declared during the most recent period by the net asset value on the last day of the period for which current distribution return

is presented.   From time to time, a Portfolio may include its

current distribution return in information furnished to present or prospective shareowners.



	A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.  These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on a

Contracts by a separate account, should be considered when

comparing a Portfolio's current distribution return to yields published for other investment companies and other investment vehicles.  Current distribution return should also be considered relative to changes in the value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies.  For example, in comparing current distribution returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.



	Performance information may be useful in evaluating a

Portfolio and for providing a basis for comparison with other financial alternatives.  Since the performance of each Portfolio changes in response to fluctuations in market conditions, interest rate and Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.





DETERMINATION OF NET ASSET VALUE





	The net asset value of each Portfolio's share will be

determined on any day that the New York Stock Exchange is open.

The New York Stock Exchange is closed on the following holidays:

New Year's Day, President's Day, Martin Luther King, Jr., Good

Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving

Day and Christmas Day.





REDEMPTION OF SHARES



	Redemption payments shall be made wholly in cash unless the

Directors believe that economic conditions exist that would make such a practice detrimental to the best interests of a Portfolio and its remaining shareowners.  If a redemption is paid in

portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset

Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.





CUSTODIANS





	Portfolio securities and cash owned by the Fund on behalf of the Smith Barney Income and Growth Portfolio, the Alliance Growth

Portfolio, the AIM Capital Appreciation Portfolio, the Van Kampen

American Capital Enterprise Portfolio, the TBC Managed Income

Portfolio, the Putnam Diversified Income Portfolio, the Smith

Barney High Income Portfolio, the MFS Total Return Portfolio, the

Smith Barney Money Market Portfolio and the Smith Barney Large

Capitalization Growth Portfolio are held in the custody of PNC

Bank, National Association, 17th and Chestnut Streets,

Philadelphia, Pennsylvania 19103 (foreign securities, if any, will be held in the custody of The Barclays Bank, PLC).



	Portfolio securities and cash owned by the Fund on behalf of the Smith Barney International Equity Portfolio, the Smith Barney

Pacific Basin Portfolio and the GT Global Strategic Income

Portfolio are held in the custody of Chase Manhattan Bank, Chase

MetroTech Center, Brooklyn, New York 11245







INDEPENDENT AUDITORS





	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York

10154, has been selected as the Fund's independent auditors for its fiscal year ending October 31, 1998, to examine and report on the financial statements and financial highlights of the Fund.







THE FUND





	Pursuant to the Articles of Incorporation, the Directors

have authorized the issuance of thirteen series of shares, each representing shares in one of thirteen separate Portfolios - the

Smith Barney Income and Growth Portfolio, the Alliance Growth

Portfolio, the AIM Capital Appreciation Portfolio, the Van Kampen

American Capital Enterprise Portfolio, the Smith Barney

International Equity Portfolio, the Smith Barney Pacific Basin

Portfolio, the TBC Managed Income Portfolio, the Putnam

Diversified Income Portfolio, the GT Global Strategic Income

Portfolio, the Smith Barney High Income Portfolio, the MFS Total

Return Portfolio, the Smith Barney Money Market Portfolio and the

Smith Barney Large Capitalization Growth Portfolio.  Pursuant to

such authority, the Directors may also authorize the creation of additional series of shares and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be

required by future regulations or other unforeseen circumstances).

 The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Directors at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional

Information.  In the event of liquidation or dissolution of a

Portfolio or of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio and a proportionate distribution, based on the relative net assets of the respective

Portfolios, of any general assets not belonging to any particular

Portfolio that are available for distribution.





	The Articles of Incorporation may be amended only upon the

vote of a majority of the shares of capital stock of the Fund outstanding and entitled to vote, and in accordance with

applicable law, except for certain amendments that may be made by the Directors.



	The Articles of Incorporation further provide that the Fund

shall indemnify its directors, officers and employees against any liability to the Fund or to a shareowner, except as such liability may arise from his or its own bad faith, willful misfeasance,

gross negligence, or reckless disregard of his or its duties.

With the exceptions stated, the Articles of Incorporation provide that a Director, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the Fund.



	The Fund shall continue without limitation of time subject

to the provisions in the Articles of Incorporation concerning termination of the corporation or any of the series of the

corporation  by action of the shareowners or by action of the

Directors upon notice to the shareowners.





MANAGEMENT AGREEMENTS





	The Directors are responsible for the direction and

supervision of the Fund's business and operations.  Smith Barney

Mutual Funds Management Inc. ("SBMFM" or the "Manager") manages the investment operations of the Smith Barney Income and Growth

Portfolio, the Smith Barney International Equity Portfolio, the

Smith Barney Pacific Basin Portfolio, the Smith Barney High Income

Portfolio, Smith Barney Money Market Portfolio and the Smith

Barney Large Capitalization Growth Portfolio pursuant to

Management Agreements entered into by the Fund on behalf of each such Portfolio. Travelers Investment Adviser, Inc. ("TIA" or the

"Manager"), an affiliate of SBMFM, manages the investment

operations of the Alliance Growth Portfolio, the AIM Capital

Appreciation Portfolio, the Putnam Diversified Income Portfolio,

the MFS Total Return Portfolio, the GT Global Strategic Income

Portfolio, the Van Kampen American Capital Enterprise Portfolio

and the TBC Managed Income Portfolios (each, a "TIA Portfolio")

pursuant to management agreements entered into by the Fund on behalf of each TIA Portfolio.  Under each management agreement

SBMFM or TIA, as the case may be,  is responsible for furnishing or causing to be furnished to each Portfolio advice and assistance with respect to the acquisition, holding or disposal of

investments and recommendations with respect and affairs of each

Portfolio, bookkeeping, accounting and administrative services,

office space and equipment, and the services of the officers and employees of the Fund.  Each Portfolio receives discretionary advisory services provided by the Manager or by a Sub-Adviser

(pursuant to a Subadvisory Agreement) who is identified, retained,

supervised and compensated by the Manager.  SBMFM and TIA are each located at 388 Greenwich Street, New York, New York 10013.  SBMFM

is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc.

 Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Travelers Group Inc. ("Travelers"), is also the parent company of Smith Barney Inc. ("Smith Barney"), the Fund's distributor.  TIA is a wholly-owned subsidiary of The Plaza

Corporation, a wholly-owned subsidiary of the Travelers Insurance

Company ("TIC").  TIC is a wholly-owned subsidiary of Travelers.





	Each Management Agreement provides that the Manager will

administer the Portfolio's corporate affairs and, in connection therewith, shall furnish the Portfolio with office facilities and with clerical, bookkeeping and recordkeeping services at such office facilities. Subject to the provisions of any applicable

Subadvisory Agreement, the Manager will also manage the investment operations of each Portfolio and will be responsible for

furnishing or causing to be furnished to each Portfolio advice and assistance with respect to the purchase, retention and disposition of investments, in accordance with each Portfolio's investment objectives, policies and restrictions as stated in the Prospectus and Statement of Additional Information.



	By written agreement, research and other departments and

staff of Smith Barney will furnish SBMFM with information, advice and assistance and will be available for consultation on the

Fund's Portfolios. Thus, Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by SBMFM; there is no charge to the Fund for such services.



	The Manager has agreed to waive its fee to the extent that

the aggregate expenses of any of the Smith Barney Income and

Growth Portfolio, the Alliance Growth Portfolio, the AIM Capital

Appreciation Portfolio, the Van Kampen American Capital Enterprise

Portfolio, the TBC Managed Income Portfolio, the Putnam

Diversified Income Portfolio, the Smith Barney High Income

Portfolio, the MFS Total Return Portfolio and the Smith Barney

Money Market Portfolio, exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed 1.25% of the average daily net assets for any fiscal year of each such Portfolio.  The Manager has agreed to waive its fee to the extent that the aggregate expenses of each of the Smith Barney International Equity Portfolio, the Smith Barney

Pacific Basin Portfolio and the GT Global Strategic Income

Portfolio exclusive of taxes, brokerage, interest and

extraordinary expenses, exceed 1.50% of the average daily net assets for any fiscal year of each such Portfolio.  Each of these voluntary expense limitations shall be in effect until it is terminated by notice to shareowners and by supplement to the then current Statement of Additional Information.



	Each Management and Subadvisory Agreement (collectively, the

"Investment Agreements") provides further that if in any fiscal year the aggregate expenses of a Portfolio (including fees

pursuant to such agreements, but excluding interest, taxes,

brokerage and extraordinary expenses) exceed the expense

limitation of any state having jurisdiction over such Portfolio,

SBMFM, TIA  or Sub-Adviser, as the case may be, will reduce its fee by the proportion of such excess expenses equal to the

proportion that its fee thereunder bears to the aggregate of fees paid by the Portfolio for investment advice or management and any administration in that year, to the extent required by state law.

Each Management Agreement also provides that SBMFM or TIA shall not be liable to the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund so long as it acted in good faith without willful misfeasance, bad faith or gross

negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the

Management Agreement.  Each Subadvisory Agreement also provides that the Sub-Advisor shall not be liable to SBMFM, TIA or the

Portfolio for any error of judgment or mistake of law or for any loss suffered by SBMFM, TIA, or the Portfolio so long as it acted in good faith without willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the

Subadvisory Agreement.



	Each Investment Agreement shall continue for an initial two-

year term and shall be continued from year to year if specifically approved at least annually as required by the 1940 Act.  Each

Investment Agreement further provides that it shall terminate automatically in the event of its assignment (as defined in the

1940 Act) and that it may be terminated without penalty by either party on not less than 60 days' written notice.



For the periods shown, each Portfolio paid the following

management fee:







				Fiscal		Fiscal		Fiscal

				Year		Year		Year

				Ended		Ended		Ended

				October 31,	October 31,	October 31,

Fund				1995		1996		1997


Smith Barney Income

 and Growth Portfolio		$116,605	$564,232	$

Alliance Growth Portfolio		421,756		1,624,602

AIM Capital Appreciation

 Portfolio			2,595**		503,898

Van Kampen American Capital

 Enterprise Portfolio		93,346		482,803

Smith Barney International

 Equity Portfolio			263,820		887,811

Smith Barney Pacific Basin

 Portfolio			47,987+		86,702

TBC Managed Income Portfolio	47,986		123,774

Putnam Diversified Income

 Portfolio			122,559		428,803

GT Global Strategic Income

 Portfolio			40,549++	89,913

Smith Barney High Income

 Portfolio			53,173		262,657

MFS Total Return Portfolio	187,388		744,834

Smith Barney Money Market

 Portfolio			100,040		425,361+++








*     From October 10, 1995 (commencement of operations) through

October 31, 1995.

+     The Manager waived $21,803 of the management fees shown.

++   The Manager waived $23,349 of the management fees shown.

+++ The Manager waived $60,833 of the management fees shown.



	The Management Agreement for each Portfolio that does not

have a Sub-Adviser provides that SBMFM will (a) manage the

Portfolio's assets in accordance with the Portfolio's investment objectives and policies as stated in the Prospectus and the

Statement of Additional Information, (b) make investment decisions for the Portfolio; (c) place purchase and sale orders for

portfolio transactions on behalf of the Portfolio; (d) employ professional portfolio managers and securities analysts who

provide research services to the Portfolio; and (e) administer the

Portfolio's corporate affairs and, in connection therewith,

furnish the Portfolio with office facilities and with clerical,

bookkeeping and recordkeeping services at such office facilities.





	The Fund has entered into a Subadvisory Agreement on behalf

of each of the AIM Capital Appreciation Portfolio, Alliance Growth

Portfolio, the Van Kampen American Capital Enterprise Portfolio,

the TBC Managed Income Portfolio, the Putnam Diversified Income

Portfolio, the GT Global Strategic Income Portfolio and the MFS

Total Return Portfolio.  Pursuant to each Subadvisory Agreement among TIA, the Fund on behalf of the applicable Portfolio and the applicable Sub-Adviser, the Sub-Adviser is authorized, in its discretion and without prior consultation with TIA to: (a) manage the Portfolio's assets in accordance with the Portfolio's

investment objectives and policies as stated in the Prospectus and the Statement of Additional Information, (b) make investment decisions for the Portfolio; (c) place purchase and sale orders for portfolio transactions on behalf of the Portfolio; and (d)

employ professional portfolio managers and securities analysts who provide research services to the Portfolio.



	TIA has also entered into a Sub-Administrative Services

Agreement with SBMFM pursuant to which SBMFM will: (a) assist TIA in supervising all aspects of each Portfolio's operations; (b)

supply each Portfolio with office facilities, statistical and research services, data processing  services, clerical, accounting and bookkeeping services; and (c) prepare reports to each TIA

Portfolio's shareholders and prepare reports to and filings with the Securities and Exchange Commission and state blue sky

authorities, if applicable.  TIA pays SBMFM, as Sub-Administrator,

a fee in an amount equal to an annual rate of 0.10% of each TIA

Portfolio's average daily net assets.



	The Alliance Growth Portfolio is advised by Alliance Capital

Management L.P. ("Alliance Capital").   Alliance Capital is a

Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105.  For the services provided by Alliance Capital, the Manager pays Alliance Capital an annual fee calculated at a rate of 0.375% of the Portfolio's average daily net assets,

paid monthly.



	The Alliance Capital is a leading international investment

manager supervising client accounts with assets as of June 30,

1996 of more than $168 billion (of which more than $55 billion represented the assets of investment companies).  The Adviser's clients are primarily major corporate employee benefit funds,

public employee retirement systems, investment companies,

foundations and endowment funds and included, as of June 30, 1996,

33 of the Fortune 100 Companies.  As of that date, Alliance

Capital and its subsidiaries employed more than 1, 450 employees who operated out of domestic offices and the overseas offices of subsidiaries in Bombay, Istanbul, London, Sao Paulo, Sydney,

Tokyo, Toronto, Bahrain, Luxembourg and Singapore.  The 50

registered investment companies comprising more than 100 separate investment portfolios managed by Alliance Capital currently having over more than two million shareholders.



	Alliance Capital Management Corporation, sole general

partner of, and the owner of a 1% general partnership interest in,

the Adviser, is an indirect wholly-owned subsidiary of The

Equitable Life Assurance Society of the United States

("Equitable"), one of the largest life insurance companies in the

United States and a wholly-owned subsidiary of The Equitable

Companies Incorporated ("ECI"), a holding company controlled by

AXA, a French insurance holding company.  As of June 30, 1996,

ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 59% of the issued and outstanding units representing assignments of

beneficial ownership of limited partnership interests in the

Adviser ("Units").  As of June 30, 1996, approximately 32% and 10%

of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the

Adviser who serve as Trustees of the Trust.



	AXA owns approximately 63.9% of the outstanding voting

shares of common stock of ECI.  AXA is the holding company for an international group of insurance and related financial services companies.  AXA's insurance operations are comprised of activities in life insurance, property and casualty insurance and

reinsurance.  The insurance operations are diverse geographically with activities in France, the United States, the United Kingdom,

Canada and other countries, principally in Europe.  AXA is also engaged in asset management, investment banking and brokerage,

real estate and other financial services activities in the United

States and Europe.  Based on information provided by AXA, as of

March 1, 1996, 42.1% of the voting shares (representing 53.4% of the voting power) of AXA were owned by Midi Participations, a

French holding company ("MIDI").  The shares of Midi were, in turn, owned 61.4% (representing 62.5% of the voting power) by

Finaxa, a French holding company, and 38.6% (representing 37.5% of the voting power) by subsidiaries of Assicurazioni Generali

S.p.A., an Italian corporation (one of which, Belgica Insurance

Holding S.A., a Belgian Corporation, owned 30.8%, representing

33.1% of the voting power).  As of March 1, 1996, 61.1% of the voting shares (representing 73.4% of the voting power) of Finaxa were owned by Five French mutual insurance companies (the

"Mutuelles AXA") (one of which, AXA Assurance I.A.R.D. Mutuelle,

owned 34.7% of the voting shares representing 40.4% of the voting power), and 25.5% of the voting shares (representing 16% of the voting power) of Finaxa were owned by Banque Paribas, a French

Bank.  Including the ordinary shares owned by Midi, as of March 1,

1996, the Mutuelles AXA directly or indirectly owned 51% of the issued ordinary shares (representing 64.7% of the voting power) of

AXA.  Acting as a group, the Mutuelles AXA control AXA, Midi and

Finaxa.



	The AIM Capital Appreciation Portfolio is advised by A I M

Capital Management, Inc. ("AIM Capital").  AIM Capital is located at 11 Greenway Plaza, Suite 1919, Houston, Texas  77046 and is a

wholly-owned subsidiary of A I M Advisors, Inc., which is a

wholly-owned subsidiary of A I M Management Group Inc.  For

services provided by AIM Capital, the Manager pays to AIM Capital an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets, paid monthly. See "The Sub-Advisers" in the Prospectus for information regarding AIM Management's proposed merger with a subsidiary of INVESCO plc.



	The Van Kampen American Capital Enterprise Portfolio is

advised by Van Kampen American Capital Asset Management, Inc.

("VKAC"). VKAC is located at One Parkview Plaza, Oakbrook Terrace,

IL 60181 and is a wholly-owned subsidiary of Van Kampen American

Capital, Inc., which is a wholly-owned subsidiary of VK/AC

Holding, Inc.  For the services provided by VKAC, the Manager pays to VKAC an annual fee calculated at the rate of 0.325% of the

Portfolio's average daily net assets, paid monthly.



	The TBC Managed Income Portfolio is advised by The Boston

Company Asset Management, Inc. ("TBCAM").  TBCAM is located at One

Boston Place, Boston, Massachusetts 02108, and is a wholly-owned subsidiary  of The Boston Company, Inc., which is an indirect wholly-owned subsidiary of Mellon Bank Corporation.  For the services provided by TBCAM, the Manager pays to TBCAM an annual fee calculated at the rate of 0.30% of the Portfolio's average daily net assets, paid monthly.



	The Putnam Diversified Income Portfolio is advised by Putnam

Investment Management, Inc. ("Putnam Management").  Putnam

Management is located at One Post Office Square, Boston,

Massachusetts  02109.  Putnam Management is a subsidiary of Putnam

Investments, Inc., which is a wholly-owned subsidiary of Marsh &

McLennan Companies, Inc.  For the services provided by Putnam

Management, the Manager pays Putnam Management an annual fee calculated at the rate of 0.35% of the Portfolio's average daily net assets, paid monthly.



	The GT Global Strategic Income Portfolio is advised by

Chancellor LGT Asset Management, Inc. ("Chancellor LGT").  The

U.S. offices of Chancellor LGT are located at 50 California

Street, San Francisco, California 94111 and 1166 Avenue of the

Americas, New York, New York 11036.  Chancellor LGT is a member of

Liechtenstein Global Trust, formerly BIL GT Group.  Other

worldwide affiliates of Liechtenstein Global Trust include LGT

Bank in Liechtenstein formerly Bank in Liechtenstein, an

international financial services institution founded in 1920.  LGT

Bank in Liechtenstein has principal offices in Vaduz,

Liechtenstein.  Its subsidiaries currently include LGT Bank in

Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein

(Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz and Verwaltung AG, located in Zurich, Switzerland.



	Worldwide asset management affiliates also currently include

Chancellor LGT Trust Company, Chancellor LGT Senior Secured

Management, Inc., Chancellor LGT Venture Partners, Inc., LGT Asset

Management PLC, formerly G.T. Management PLC in London, England;

LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in

Hong Kong; LGT Investment Trust Management Ltd., formerly G.T.

Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd.,

formerly G.T. Management (Singapore) PTE Ltd. located in

Singapore; LGT Asset Management Ltd., formerly G.T. Management

(Australia) Ltd., located in Sydney; and LGT Asset Management

GmbH, formerly BIL Asset Management GmbH, located in Frankfurt,

Germany.



	For the services provided by Chancellor LGT, the Manager

pays to Chancellor LGT an annual fee calculated at the rate of

0.375% of the Portfolio's average daily net assets, paid monthly.



	The MFS Total Return Portfolio is advised by Massachusetts

Financial Services Company ("MFS").  MFS is located at 500

Boylston Street, Boston, Massachusetts 02116 and is a subsidiary of Sun Life of Canada (U.S.), which is a wholly owned subsidiary

of Sun Life Assurance Company of Canada.   For services provided

by MFS, the Manager pays MFS an annual fee calculated a rate equal to 0.375% of the Portfolio's average daily net assets, paid

monthly.



Portfolio Transactions and Distribution



	Smith Barney distributes shares of the Fund as principal

underwriter.  In addition, the Fund's Board of Directors has determined that transactions for the Fund may be executed through

Smith Barney or any broker-dealer affiliate of Smith Barney (each,

an "Affiliated Broker") if, in the judgment of management, the use of an Affiliated Broker is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the

Affiliated Broker charges the Fund a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions.  The Fund will not deal with Smith Barney in any transactions in which Smith Barney acts as principal.  In addition, the Alliance Growth Portfolio will not deal with

Donaldson, Lufkin & Jenrette ("DLJ") (an affiliate of Alliance

Capital) in any transactions in which DLJ acts as principal.  In addition, the Van Kampen American Capital Enterprise Portfolio may

not deal with Morgan Stanley & Co., Inc. ("Morgan Stanley") (an affiliate of VK/AC Holding, Inc.) in any transaction in which

Morgan Stanley acts as principal.





	Shown below are the total brokerage fees paid by the Fund

for the fiscal years ended October 31, 1995, October 31, 1996 and

October 31, 1997 on behalf of the Portfolios, the portion paid to

Smith Barney and the portion paid to other brokers for the

execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order.  During the fiscal year ended October 31, 1995 the total amount of commissionable transactions was $340,500,090;

$21,792,006 (6.4%) of which was directed to Smith Barney and executed by unaffiliated brokers and $318,708,084 (93.6%) of which was directed to other brokers. During the fiscal year ended

October 31, 1996 the total amount of commissionable transactions was $948,677,922, $86,585,294 (9.13%) of which was directed to

Smith Barney and executed by unaffiliated brokers and $862,093,228

(90.87%) of which was directed to other brokers. During the fiscal year ended October 31, 1997 the total amount of commissionable

transactions was $                         , $

 (     %) of which was directed to Smith Barney and executed by

unaffiliated brokers and $                             (        %)

of which was directed to other brokers.





Commissions:









Fiscal					To Smith	To Others (for

Year Ended		Total		Barney		execution only)


October 31, 1995		$  684,356	$43,728 (6.4%)	$640,628 (93.6%)

October 31, 1996		1,862,443	142,038 (7.63%)	1,720,405 (92.37%)

October 31, 1997






	The Fund attempts to obtain the most favorable execution of

each portfolio transaction that is, the best combination of net price and prompt reliable execution.  In making its decision as to which broker or brokers are most likely to provide the most

favorable execution, the management of the Fund takes into account the relevant circumstances.  These include, in varying degrees,

the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security,

anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt,

competent and reliable service in all aspects of order processing,

execution and settlement.



	Commissions are negotiated and take into account the

difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received.  Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above.  In allocating brokerage among those brokers who are believed to be capable of providing equally favorable

execution, the Fund takes into consideration the fact that a particular broker may, in addition to execution capability,

provide other services to the Fund such as research and

statistical information.  It is not possible to place a dollar value on such services nor does their availability reduce the

Manager's expenses in a determinable amount.  These various

services may, however, be useful to the Manager or Smith Barney in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Fund.



	The Board of Directors of the Fund has adopted certain

policies and procedures incorporating the standard of Rule l7e-l issued by the Securities and Exchange Commission under the 1940

Act which requires that the commissions paid to any Affiliated

Broker must be "reasonable and fair compared to the commission,

fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require management to furnish reports to the Board of Directors and to maintain records in connection with such reviews.





VOTING RIGHTS



	The Directors themselves have the power to alter the number

and the terms of office of the directors, and they may at any time lengthen their own terms or make their terms of unlimited duration

(subject to certain removal procedures) and appoint their own successors, provided that in accordance with the 1940 Act always at least a majority, but in most instances, at least two-thirds of the Directors have been elected by the shareowners of the Fund.

Shares do not have cumulative voting rights and therefore the owners of more than 50% of the outstanding shares of the Fund may elect all of the Directors irrespective of the votes of other shareowners.



	The Fund offers its shares only for purchase by insurance

company separate accounts.  With respect to any Fund shareholder meeting, the insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the Fund in accordance with the procedures set forth in the section entitled "Voting Rights" in the accompanying prospectus for the applicable contract and to the extent required by law.

Shares of the Fund attributable to contract owner interests for which no voting instructions are received will be voted by the insurance company in proportion to the shares for which voting instructions are received.



	Shares of the Fund entitle their owners to one vote per

share; however, on any matter submitted to a vote of the

shareowners, all shares then entitled to vote will be voted by individual Portfolio unless otherwise required by the 1940 Act (in which case all shares will be voted in the aggregate).  For

example, a change in investment policy for a Portfolio would be voted upon only by shareowners of the Portfolio involved.

Additionally, approval of an amendment to a Portfolio's advisory or subadvisory agreement is a matter to be determined separately by that Portfolio.  Approval of a proposal by the shareowners of one Portfolio is effective as to that Portfolio whether or not enough votes are received from the shareowners of the other

Portfolios to approve the proposal as to that Portfolio.





FINANCIAL STATEMENTS



	The financial information contained under the following

headings is hereby incorporated by reference to the Fund's 1997

Annual Reports to Shareholders:







Annual Report of:					Pages(s)in:


Smith Barney Income and Growth

 Portfolio

Alliance Growth Portfolio

Van Kampen American Capital Enterprise

 Portfolio

   Schedule of Investments

   Statements of Assets and Liabilities

   Statements of Operations

   Statements of Changes in Net Assets

   Notes to Financial Statements

   Financial Highlights (for a share of capital

      stock of each series outstanding through

      each year)

   Independent Auditors' Report



MFS Total Return Portfolio

TBC Managed Income Portfolio

Smith Barney Money Market Portfolio

Schedule of Investments

   Statements of Assets and Liabilities

   Statements of Operations

   Statements of Changes in Net Assets

   Notes to Financial Statements

   Financial Highlights (for a share of capital

      stock of each series outstanding through

      each year)

   Independent Auditors' Report



Smith Barney High Income Portfolio

Putnam Diversified Income Portfolio

Schedule of Investments

   Statements of Assets and Liabilities

   Statements of Operations

   Statements of Changes in Net Assets

   Notes to Financial Statements

   Financial Highlights (for a share of capital

      stock of each series outstanding through

      each year)

   Independent Auditors' Report



Smith Barney International Equity Portfolio

Smith Barney Pacific Basin Portfolio

GT Global Strategic Income Portfolio

Schedule of Investments

   Statements of Assets and Liabilities

   Statements of Operations

   Statements of Changes in Net Assets

   Notes to Financial Statements

   Financial Highlights (for a share of capital

      stock of each series outstanding through

      each year)

   Independent Auditors' Report



AIM Capital Appreciation Portfolio

Schedule of Investments

   Statements of Assets and Liabilities

   Statements of Operations

   Statements of Changes in Net Assets

   Notes to Financial Statements

   Financial Highlights (for a share of capital

      stock of each series outstanding through

      each year)

   Independent Auditors' Report






     	In compliance with Rule 2a-7 under the Act, the Smith Barney Money Market

Portfolio will not purchase any securities, other than obligations of the U.S.

government or its agencies and instrumentalities, if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities of any one issuer.  The Portfolio's fundamental policy would give it the ability to invest, with respect to 25% of the

Portfolio's assets, more than 5% of its assets in any one issuer only in the event that Rule 2a-7 is amended in the future.



PART C.  Other Information

Item 24.  Financial Statements and Exhibits

(a) Financial Statements

Location In:
Part A						Part B

Statements of Assets and Liabilities
dated October 31, 1996				*

Statements of Operations for the
period ended October 31, 1996			*

Statements Changes in Net Assets for
the period ended October 31, 1996 and 1995	*

Notes to Financial Statements			*

Independent Auditors' Report	            		*


* The Registrant's Annual Reports for the fiscal year ended
October 31, 1996 and the Reports of Independent
Accountants dated December 23, 1996 are incorporated by reference to the N-30D filed on January 21, 1997 as Accession # 0000091155-97-000025.


The Registrant's Semi-Annual Reports for the fiscal period ended April 30, 1997 are incorporated by reference to the N-
30D filed on June 27, 1997 as Accession # 0000091155-97-
000299.


All other statements and schedules are omitted because they are not applicable or the required information is shown in the financial statements or notes thereto.


(b)	 Exhibits

(1)(a)	Articles of Incorporation dated as of February
18, 1994 is incorporated by reference to Exhibit 1(a) to the Registration Statement on February 23, 1994.

(b) 	Amendment to Articles of Incorporation dated as of May
26,1994 is incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 on June 10, 1994.

(c)	Amendment to Articles of Incorporation dated as of
June 7, 1994 is incorporated by reference to Exhibit
1(c) to Pre-Effective Amendment No. 1 on June 10,
1994.

(2)	Bylaws of the Fund are incorporated by reference to
Exhibit 2 to Pre-Effective Amendment No. 1 on June 10,
1994.

(3)	Not applicable.

(4)	Not applicable.

(5)(a)	Management Agreement between Registrant on
behalf of the Smith Barney Income and Growth Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(a) to Pre-Effective Amendment
No. 1 on June 10, 1994. Transfer and Assumption of
Management Agreement.**

(b)	Management Agreement between Registrant on behalf of
the Alliance Growth Portfolio and Mutual Management
Corp. is incorporated by reference to Exhibit 5(b) to Pre-Effective Amendment No. 1 on June 10, 1994.
Transfer and Assumption of Management Agreement.**

(c)	Management Agreement between Registrant on behalf of
the American Capital Enterprise Portfolio and Mutual
Management Corp. is incorporated by reference to
Exhibit 5(c) to Pre-Effective Amendment No. 1 on June
10, 1994.  Transfer and Assumption of Management
Agreement.**

(d)	Management Agreement between Registrant on behalf of
the Smith Barney International Equity Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit 5(d) to Pre-Effective Amendment No. 1 on
June 10, 1994. Transfer and Assumption of Management
Agreement.**

(e)	Management Agreement between Registrant on behalf of
the Smith Barney Pacific Basin Portfolio and Mutual
Management Corp. is incorporated by reference to
Exhibit 5(e) to Pre-Effective Amendment No. on June
10, 1994. Transfer and Assumption of Management
Agreement.**

(f)	Management Agreement between Registrant on behalf of
the TBC Managed Income Portfolio and Mutual Management
Corp. is incorporated by reference to Exhibit 5(f) to Pre-Effective Amendment No. 1 on June 10, 1994.
Transfer and Assumption of Management Agreement.**

(g)	Management Agreement between Registrant on behalf of
the Putnam Diversified Income Portfolio and Mutual
Management Corp. is incorporated by reference to
Exhibit 5(g) to Pre-Effective Amendment No. 1 on June
10, 1994. Transfer and Assumption of Management
Agreement.**

(h)	Management Agreement between Registrant on behalf of
the GT Global Strategic Income Portfolio and Mutual
Management Corp. is incorporated by reference to
Exhibit 5(h) to Pre-Effective Amendment No. 1 on June
10, 1994. Transfer and Assumption of Management
Agreement.**

(i)	Management Agreement between Registrant on behalf of
the Smith Barney High Income Portfolio and Mutual
Management Corp. is incorporated by reference to
Exhibit 5(i) to Pre-Effective Amendment No. 1 on June
10, 1994.  Transfer and Assumption of Management
Agreement.**

(j)	Management Agreement between Registrant on behalf of
the MFS Total Return Portfolio and Mutual Management
Corp. is incorporated by reference to Exhibit 5(j) to Pre-Effective Amendment No. 1 on June 10, 1994.
Transfer and Assumption of Management Agreement.**

(k)	Management Agreement between Registrant on behalf of
the Smith Barney Money Market Portfolio and Mutual
Management Corp. is incorporated by reference to
Exhibit 5(k) to Pre-Effective Amendment No. 1 on June
10, 1994. Transfer and Assumption of Management
Agreement.**

(l)	Subadvisory Agreement among Registrant, Mutual
Management Corp. and Alliance Capital Management L.P.
is incorporated by reference to Exhibit 5(l) to Pre-
Effective Amendment No. 1 on June 10, 1994. Transfer and Assumption of Subadvisory Agreement.**

(m)	Subadvisory Agreement among Registrant, Mutual
Management Corp. and American Capital Asset
Management, Inc. is incorporated by reference to
Exhibit 5(m) to Pre-Effective Amendment No. 1 on June
10, 1994.  Transfer and Assumption of Subadvisory
Agreement.**

(n)	Subadvisory Agreement among Registrant, Mutual
Management Corp. and The Boston Company Asset
Management, Inc. is incorporated by reference to
Exhibit 5(n) to Pre-Effective Amendment No. 1 on June
10, 1994.  Transfer and Assumption of Subadvisory
Agreement.**

(o)	Subadvisory Agreement among Registrant, Mutual
Management Corp. and Putnam Investment Management,
Inc. is incorporated by reference to Exhibit 5(o) to Pre-Effective Amendment No. 1 on June 10, 1994.
Transfer and Assumption of Subadvisory Agreement.**

(p)	Subadvisory Agreement among Registrant, Mutual
Management Corp. and G.T. Capital Management, Inc. is incorporated by reference to Exhibit 5(p) to Pre-
Effective Amendment No. 1 on June 10, 1994. Transfer and Assumption of Subadvisory Agreement.**

(q)	Subadvisory Agreement among Registrant, Mutual
Management Corp. and Massachusetts Financial Services
Company is incorporated by reference to Exhibit 5(q) to Pre-Effective Amendment No. 1 on June 10, 1994.
Transfer and Assumption of Subadvisory Agreement.**

(r)	Subadvisory Agreement between Mutual Management Corp.
and Smith Barney Inc. is incorporated by reference to
Exhibit 5(r) to Pre-Effective Amendment No. 1 on June
10, 1994. Transfer and Assumption of Subadvisory
Agreement.**

(s)	Management Agreement among Registrant, Smith Barney
Mutual Funds Management Inc. and AIM Capital
Management, Inc. is incorporated by reference to Post-
Effective Amendment No. 4 filed on February 28, 1996.

(t)	Subadvisory Agreement among Registrant, Smith Barney
Mutual Funds Management Inc. and AIM Capital
Management, Inc. is incorporated by reference to Post-
Effective Amendment No. 4 filed on February 28, 1996.


(u)	Management Agreement between Registrant on behalf of
its Smith Barney Large Capitalization Growth Portfolio and Smith Barney Mutual Funds Management Inc. (to be filed by amendment).


(6)	Distribution Agreement between Registrant and Smith
Barney Inc. is incorporated by reference to Exhibit 6 to Pre-Effective Amendment No. 1.

(7)	Not applicable.

(8)(a)	Custodian Agreement between Registrant and PNC
Bank, National Association.**

(b)	Global Custody Agreement between Barclays Bank PLC and
PNC Bank.**

(c)	Custodian Agreement between Registrant and Morgan
Guaranty Trust Company of New York is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment
No. 4 filed on February 28, 1996.

(d)	Global Custody Agreement between The Chase Manhattan
Bank and the Customer.

(9)(a)	Transfer Agency Agreement between Registrant and
The Shareholder Services Group Inc. is incorporated by reference to Exhibit (9) to Post-Effective Amendment
No. 4 filed on February 28, 1996.

(b)	Transfer Agency Agreement between Travelers Series
Fund Inc. and The Shareholder Services Group Inc.

(10)	Opinion and Consent of Sullivan & Cromwell is
incorporated by reference to Exhibit 10 to Pre-
Effective Amendment No. 1 on June 10, 1994.

(11)(a)	Auditors' Report (filed herewith).

 (b)	Auditors' Consent (to be filed by amendment).


(12)	Not applicable.

(13)	Subscription Agreement between Registrant and The
Travelers, Inc.**

(14)	Not applicable.

(15)	Not applicable.

(16)	Schedule for Computation of Performance Quotations.**


(17)	Financial Data Schedule. (to be filed by amendment).


(18)	 Not Applicable.
__________________________
** Filed with Post-Effective Amendment No. 1 on December 29,
1994.

Item 25.  Persons Controlled by or under Common Control with
Registrant.

The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager and each sub-adviser is set forth under the caption
"Management" in the prospectus included in Part A of this Amendment to the Registration Statement on Form N-1A.

Item 26.  Number of Holders of Securities


						Number of Recordholders
Title of Class 					on December 11,
1997

Smith Barney Income and Growth Portfolio			4
Alliance Growth Portfolio					1
Van Kampen American Capital Enterprise Portfolio
	1
Smith Barney International Equity Portfolio
	3
Smith Barney Pacific Basin Portfolio			4
TBC Managed Income Portfolio				1
Putnam Diversified Income Portfolio			1
GT Global Strategic Income Portfolio			1
Smith Barney High Income Portfolio			2
MFS Total Return Portfolio				1
Smith Barney Money Market Portfolio			4
AIM Capital Appreciation Portfolio			1


Item 27.  Indemnification.

	Reference is made to ARTICLE IX of Registrant's Charter for a complete statement of its terms.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 28. Business and other Connections of the Manager and each Sub-Adviser.

See the material under the caption "Management" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management Agreements" included in Part B (Statement of Additional Information) of this Registration Statement.

Information as to the Directors and Officers of Smith Barney
Mutual Funds Management Inc. is
included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Alliance
Capital Management L.P. is included in its Form ADV (File
No. 801-32361), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of The Boston
Company Asset Management Inc. is included in its Form ADV
(File No. 801-6829), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Putnam
Investment Management, Inc. is included in its Form ADV
(File No. 801-07974), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of LGT Capital
Management, Inc. is included in its Form ADV (File No. 801-
10254), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Van Kampen
American Capital Asset Management, Inc. is included in its
Form ADV (File No. 801-01669), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Massachusetts Financial Services Company is included in its Form ADV (File No. 801-07352 and 801-17352), filed with the
Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of AIM Capital
Management, Inc. is included in its Form ADV (File No. 801-
15211), with the Commission, which is incorporated herein by reference thereto.

Item 29.	Principal Underwriters.

Smith Barney Inc. ("Smith Barney") also serves as distributor for each of the following investment companies:


(a)	Consulting Group Capital Markets Funds; Global
Horizons Investment Series (Cayman Islands); Greenwich
Street California Municipal Fund Inc.; Greenwich Street
Municipal Fund Inc.; Greenwich Street Series Fund; High
Income Opportunity Fund Inc.; The Italy Fund Inc.;
Managed High Income Portfolio Inc.; Managed Municipals
Portfolio II Inc.; Managed Municipals Portfolio Inc.;
Municipal High Income Fund Inc.; Puerto Rico Daily
Liquidity Fund Inc.; Smith Barney Adjustable Rate
Government Income Fund; Smith Barney Aggressive Growth
Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith
Barney Arizona Municipals Fund Inc.; Smith Barney
California Municipals Fund Inc.; Smith Barney Concert
Allocation Series Inc.; Smith Barney Disciplined Small
Cap Fund, Inc.; Smith Barney Equity Funds; Smith Barney
Fundamental Value Fund Inc.; Smith Barney Funds, Inc.;
Smith Barney Income Funds; Smith Barney Income Trust;
Smith Barney Institutional Cash Management Fund, Inc.;
Smith Barney Intermediate Municipal Fund, Inc.; Smith
Barney Investment Funds Inc.; Smith Barney Investment
Trust; Smith Barney Managed Governments Fund Inc.; Smith
Barney Managed Municipals Fund Inc.; Smith Barney
Massachusetts Municipals Fund; Smith Barney Money Funds,
Inc.; Smith Barney Muni Funds; Smith Barney Municipal
Fund, Inc.; Smith Barney Municipal Money Market Fund,
Inc.; Smith Barney Natural Resources Fund Inc.; Smith
Barney New Jersey Municipals Fund Inc.; Smith Barney
Oregon Municipals Fund Inc.; Smith Barney Principal
Return Fund; Smith Barney Telecommunications Trust; Smith
Barney Variable Account Funds; Smith Barney World Funds,
Inc.; Smith Barney Worldwide Special Fund N.V.
(Netherlands Antilles); Travelers Series Fund Inc.; The
USA High Yield Fund N.V.; Worldwide Securities Limited
(Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.


(b)	The information required by this Item 29 with respect
to each director and officer of Smith Barney is
incorporated by reference to Schedule A of Form BD filed
by Smith Barney pursuant to the Securities Exchange   Act
of 1934 (SEC File No. 8-8177).

(c)	Not applicable.


Item 30.  Location of Accounts and Records.


PNC Bank, National Association, 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, will maintain the custodian records for the Smith Barney Income and Growth
Portfolio, Alliance Growth Portfolio, AIM Capital
Appreciation Portfolio, Van Kampen American Capital
Enterprise Portfolio, TBC Managed Income Portfolio, Putnam
Diversified Income Portfolio, Smith Barney High Income
Portfolio, MFS Total Return Portfolio, Smith Barney Large
Capitalization Growth Portfolio and Smith Barney Money
Market Portfolio and The Chase Manhattan Bank, Chase
MetroTech Center, Brooklyn, NY 11245 will maintain the custodian records for the Smith Barney International Equity
Portfolio, Smith Barney Pacific Basin Portfolio and GT
Global Strategic Income Portfolio, each as required by
Section 31 (a) of the Investment Company Act of 1940, as amended (the "1940 Act").


First Data Investor Services Group, Inc., (formerly The
Shareholder Services Group Inc.) 53 State Street, Boston,
Massachusetts 02109-2873, will maintain the shareholder servicing agent records, required by Section 31 (a) of the 1940 Act.

All other records required by Section 31 (a) of the 1940 Act are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2 of the 1940 Act).

Item 31.  Management Services.

Not Applicable.

Item 32.  Undertakings.

(a)	Not Applicable.

(b)	Not Applicable.

(c)	Registrant undertakes to furnish each person to whom a
prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

(d)	Registrant further represents pursuant to Rule
485(b)(2)(iv) that the resignation of Mr. Alger B.
Chapman as a Director of Registrant was not due to any disagreement with Registrant on any matter relating to its operation, policies or practices. Mr. Chapman resigned because of a change in his professional obligations.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 16th of December, 1997.


TRAVELERS SERIES FUND INC.

By: /s/Heath B. McLendon
Heath B. McLendon
(Chairman of the Board and
Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature
Title
Date





/s/Heath B.
McLendon
President
December 16, 1997

(Heath B.
McLendon)
(Chief Executive
Officer)






/s/ Victor K.
Atkins*
Director
December 16, 1997

(Victor K.
Atkins)







/s/ Robert A.
Frankel*
Director
December 16, 1997

(Robert A.
Frankel)







/s/ Rainer
Greeven*
Director
December 16, 1997

(Rainer Greeven)







/s/ Susan M.
Heilbron*
Director
December 16, 1997

(Susan M.
Heilbron)







/s/ James Shuart*
Director
December 16, 1997

(James Shuart)







/s/Lewis E.
Daidone
Treasurer
December 16, 1997

(Lewis E.
Daidone)
(Principal Financial
and Accounting
Officer)



*By:	/s/Lewis E. Daidone      				December 16, 1997
Lewis E. Daidone
Pursuant to Power of Attorney